As filed with the Securities and Exchange Commission on April 25, 2003
                                                              File No. 333-73390
                                                              File No. 811-09337


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [  ]

                                Pre-Effective Amendment No.
                                                                         [  ]

                                Post-Effective Amendment No. 3           [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [  ]

                                Amendment No. 4
                                                                             [X]

               Columbus Life Insurance Company Separate Account 1
                           (Exact Name of Registrant)

                         Columbus Life Insurance Company
                               (Name of Depositor)

                             400 East Fourth Street
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: 1-800-926-1993
                                                           --------------

                                    Please send copies of all communications to:

       DONALD J. WUEBBLING, ESQ.                      ELISABETH DAHL, ESQ.
    Columbus Life Insurance Company                          M.S. 32
        400 East Fourth Street                            400 Broadway
        Cincinnati, Ohio 45202                       Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

 [ ] immediately upon filing pursuant to paragraph (b)
 [X] on April 28, 2003 pursuant to paragraph (b)
 [ ] 60 days after filing pursuant to paragraph (a)(1)
 [ ] on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

 [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      An Indefinite Amount of Interests in
            Columbus Life Insurance Company Separate Account 1 Under
              Legacy Survivorship Variable Universal Life Policies
                     (Title of Securities Being Registered)

                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE


COLUMBUS LIFE INSURANCE COMPANY                                      PROSPECTUS
SEPARATE ACCOUNT 1                                               APRIL 28, 2003





This prospectus describes the Legacy Survivorship Variable Universal Life flexible premium insurance policies and the investment options available to policy owners. It contains information you should know before purchasing a policy and selecting investment options. Please read this prospectus carefully and keep it for future reference.

Columbus Life Insurance Company issues the policies.

The policies may not be available in all states. In addition, policy provisions may vary slightly from state to state according to state law. Please read your policy carefully when you receive it. This prospectus is not part of the insurance policy. The insurance policy will be our contract with you.

Description of benefits in this prospectus depend on the policy being in force. It is your responsibility to pay enough premium to keep the policy in force.





Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policies or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the policy. The policy is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other government agency.

Investments in variable life insurance policies involve investment risk, including possible loss of principal and earnings.

THE POLICY IS A FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE POLICY. THE AMOUNT OR DURATION OF THE DEATH BENEFIT MAY BE VARIABLE OR FIXED UNDER SPECIFIED CONDITIONS AND MAY INCREASE OR DECREASE. THE CASH VALUE OF THE POLICY MAY INCREASE OR DECREASE IN ACCORDANCE WITH THE EXPERIENCE OF THE SEPARATE ACCOUNT. YOU COULD LOSE YOUR ENTIRE INVESTMENT, DEPENDING ON THE PERFORMANCE OF THE INVESTMENT OPTIONS. IF THIS OCCURS AND A NO-LAPSE GUARANTEE IS NOT IN EFFECT, THERE COULD BE NO DEATH BENEFIT ABSENT ADDITIONAL PAYMENTS MADE TO KEEP THE POLICY IN FORCE. (MA)

THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN.

NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND. (GA)

                                TABLE OF CONTENTS

RISK/BENEFIT SUMMARY..........................................................5
   Policy Benefits............................................................5
   Policy Risks...............................................................6
   Fund Company Risks.........................................................6
   Fee Tables.................................................................7


GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS.........12
   Columbus Life Insurance Company...........................................12
   Columbus Life Insurance Company Separate Account 1........................12
   Sub-Account Investment Options............................................13
   Voting Rights.............................................................16
   Fixed Account.............................................................16

POLICY CHARGES...............................................................17
   Premium Expense Charge....................................................17
   State Tax Charge..........................................................18
   Cost of Insurance Charge..................................................18
   Per $1,000 Charge.........................................................19
   Per Policy Charge.........................................................20
   Mortality and Expense Risk Charge.........................................20
   Rider Charges.............................................................20
   Surrender Charge..........................................................21
   Transfer Fee..............................................................22
   Withdrawal Fee............................................................22
   Administrative Fee........................................................22

GENERAL DESCRIPTION OF THE POLICIES..........................................23
   Who Can Purchase a Policy.................................................23
   Allocation of Net Premiums and Transfers Among Investment Options.........23
   Market Timing.............................................................24
   Dollar Cost Averaging Program.............................................25
   Automatic Rebalancing Program.............................................25
   Rider Benefits............................................................26
   Conversion and Policy Split Option........................................28
   Policy Changes............................................................28
   Assignment of Policy......................................................29
   Contestability............................................................29

PREMIUMS.....................................................................30
   Premium Payments..........................................................30
   Planned Premium...........................................................30
   Net Premium...............................................................31
   Target Premium............................................................31
   Term No-Lapse Guarantee Premium...........................................31

DEATH BENEFIT................................................................32
   Death Benefit.............................................................32
   Table Of Death Benefit Factors And Example Of Death Benefit Calculation...33
   Suicide Exclusion.........................................................34
   Effective Date of Coverage and Temporary Insurance........................34
   Changes to Coverage.......................................................35
   Extended Coverage Period..................................................35
   Payment Options...........................................................36

POLICY VALUES AND VALUATION..................................................37
   Account Value.............................................................37
   Net Cash Surrender Value..................................................37
   Valuation of the Sub-Accounts.............................................37

SURRENDER AND PARTIAL WITHDRAWALS............................................39
   Surrender.................................................................39
   Partial Withdrawals.......................................................39
   Canceling the Policy Without Penalty......................................39
   Delay in Payment..........................................................40

LOANS........................................................................41

LAPSE AND REINSTATEMENT......................................................42

TAXES........................................................................43
   Tax Status of Policy......................................................43
   Modified Endowment Contract...............................................43
   Tax Consequences of Withdrawals and Loans.................................44
   Accelerated Death Benefits................................................44
   Extended Coverage.........................................................45
   Policy Split Option.......................................................45
   Tax Consequences on Insured's Death.......................................45
   Death of Owner Who is Not the Insured.....................................45
   Transfers.................................................................45
   Federal Estate and Gift Tax...............................................46
   Corporate and Qualified Retirement Plan Ownership.........................46
   Withholding...............................................................46

LEGAL PROCEEDINGS............................................................47

FINANCIAL STATEMENTS.........................................................47

TERMINOLOGY INDEX............................................................48

STATEMENT OF ADDITIONAL INFORMATION..........................................51

PERSONALIZED ILLUSTRATION....................................................51

CONTACT US...................................................................51

RISK/BENEFIT SUMMARY

POLICY BENEFITS

The policy provides life insurance coverage on the lives of two insured persons until the younger insured's age 100, so long as you do not surrender the policy or allow it to lapse. The death benefit is payable on the death of the second insured to die. You have a choice of two death benefit options. The face amount option is less costly and allows you to focus on building a higher cash value. The face amount plus account value option allows you to focus on building a higher death benefit, but because it is more costly, your cash value will be less than under the face amount option. With either option, the death benefit will not be less than the "corridor" death benefit amount required by federal tax law. See the Death Benefit section of this prospectus.

Because this is a variable policy, you will invest the cash value of the policy in the available underlying funds. A fixed account option, guaranteed by Columbus Life, is also available. See the Sub-Account Investment Options and Fixed Account sections of this prospectus. You will have access to the cash value of the policy through withdrawals and loans, subject to certain restrictions. See the Surrender, Partial Withdrawals, and Loans sections of this prospectus.

The base policy includes a no-lapse guarantee which assures that your policy will not lapse during the first 20 policy years (or until the younger insured's age 90, if earlier) so long as you pay a minimum amount of premium that we specify. Policy years are years measured from the date we issue the policy. See the Term No-Lapse Guarantee Premium section of this prospectus. In addition, if your policy is in force on the policy anniversary when the younger insured is (or would have been) age 100 (and you have a positive net cash surrender value), your policy will continue with a death benefit equal to the net cash surrender value until you surrender it or until the death of the second insured. A policy anniversary is a yearly anniversary of the date we issue the policy. See the Extended Coverage section of this prospectus.

Additional benefits may be available by rider. See the Riders section of this prospectus.

You have a right to examine the policy when you receive it. If you are not satisfied, you may return the policy to us or to one of our agents within 10 days, without incurring any charges. In most states, however, you will bear the risk of investment gain or loss during this period. See the Canceling the Policy Without Penalty section of this prospectus.

POLICY RISKS

There are risks of investing in a variable universal life policy. You bear the risk that the investment options you select will not perform well. In other words, you bear the entire risk of loss of principal and earnings on amounts invested in the sub-accounts. And, if your policy does not perform well you may have to make higher than planned premium payments to cover the monthly policy charges. If you do not pay enough premium, you bear the risk that your policy will lapse. See the Lapse and Reinstatement section of this prospectus.

Variable universal life is not suitable as a short-term savings vehicle. Successful investment in the sub-accounts may depend on long-term investing. See the Investment Options section of this prospectus. In addition, a surrender charge applies if the policy terminates during the first twelve policy years. See the Surrender Charge section of this prospectus.

Although you have access to the cash value of the policy through withdrawals, you may not withdraw an amount of cash that would cause the face amount of the policy to fall below $250,000. This situation could occur if the withdrawal would cause a change in the net amount at risk of the policy. See the Partial Withdrawals section of this prospectus.

There is a possibility of adverse tax consequences. A policy could fail to qualify as life insurance if coverage extends beyond the younger insured's age 100, or if excessive premiums are paid into the policy. We monitor premium payments and will generally reject any premium that would cause a policy to fail to qualify as life insurance. Alternatively, your policy could be treated as a "modified endowment contract". Withdrawals and loans are generally subject to income tax (to the extent of the gain in the contract) if the policy is a modified endowment contract, and a 10% federal tax penalty may apply to distributions, including loans. We will notify you if your policy has become a modified endowment contract. See the Taxes section of this prospectus. You should consult a qualified tax advisor about the tax consequences of owning a policy.

FUND COMPANY RISKS

A comprehensive discussion of the risks of investing in each fund is included in the fund company prospectuses. Some funds involve more risk than other funds. Please discuss these risks with your registered representative.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU MAKE PREMIUM PAYMENTS, MAKE WITHDRAWALS OR SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


----------------------------------------------------------------------------------------------------
                                         TRANSACTION FEES
----------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED  MAXIMUM CHARGE          CURRENT CHARGE
-------------------------- ------------------------ ----------------------- ------------------------
Premium Expense Charge*    Receipt of premium       7.50% of each premium   6.50% of each premium
-------------------------- ------------------------ ----------------------- ------------------------

State Tax Charge**         Receipt of premium       3.50% of each premium   1.40%  to 3.50% of
                                                                            each premium

-------------------------- ------------------------ ----------------------- ------------------------

Surrender Charge***        Full surrender or        $36.51 per $1,000 of    $36.51 per $1,000 of
                           lapse during first 12    initial face amount     initial face amount
                           policy years

-------------------------- ------------------------ ----------------------- ------------------------
Withdrawal Fee             Each withdrawal after    $50 per withdrawal      $50 per withdrawal
                           the first in a policy
                           year
-------------------------- ------------------------ ----------------------- ------------------------

Transfer Fee               Each transfer from a     $10 per transfer        $10 per transfer
                           sub-account after the
                           twelfth in a policy
                           year
-------------------------- ------------------------ ----------------------- ------------------------


Administrative Fee         Each request under the   $150 per request        $150 per request
                           Estate Tax Repeal
                           Rider, Accelerated
                           Death Benefit Rider,
                           and Accelerated Death
                           Benefit Plus Rider

-------------------------- ------------------------ ----------------------- ------------------------

Net Interest Rate for      Accrues on outstanding   1% per annum of         1% per annum of
Policy Loans****           indebtedness daily       outstanding             outstanding
                                                    indebtedness            indebtedness
-------------------------- ------------------------ ----------------------- ------------------------

*Rates decline over a period of years and with higher premium payments. See the Premium Expense Charge section of this prospectus. **We charge the actual state tax charge rate for the state of your residence, as a percent of each premium. See the State Tax Charge section of this prospectus.

***The maximum initial surrender charge for a particular policy varies by individual characteristics. Surrender charges for all policies are level for the first five policy years and then decline over the next seven policy years, and disappear completely in the thirteenth policy year. See the Surrender Charge section of this prospectus.

****The net interest rate is the difference between the rate we charge on policy loans and the rate we credit on the loan account. If indebtedness is not repaid, it will be deducted from the account value upon termination of the policy; or, if indebtedness is outstanding at the time of the second insured's death, it will be deducted from the death benefit. See the Loans section of this prospectus.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND COMPANY FEES AND EXPENSES.


----------------------------------------------------------------------------------------------------
                    PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
                 THAT DO NOT DEPEND ON INDIVIDUAL CHARACTERISTICS OF THE INSUREDS
----------------------------------------------------------------------------------------------------

CHARGE                     WHEN CHARGE IS DEDUCTED  MAXIMUM CHARGE          CURRENT CHARGE
                                                    (ON AN ANNUAL BASIS)    (ON AN ANNUAL BASIS)

-------------------------- ------------------------ ----------------------- ------------------------

Per Policy Charge          Monthly                  $108.00 flat fee        $90.00 flat fee

-------------------------- ------------------------ ----------------------- ------------------------

Mortality & Expense Risk   Monthly                  0.90% of variable       0.70% of variable
Charge*                                             account value           account value

-------------------------- ------------------------ ----------------------- ------------------------

* Rates can decline in year 13 depending on variable account value band. See the Mortality and Expense Risk Charge section of this prospectus.




----------------------------------------------------------------------------------------------------
                    PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
                   THAT DO DEPEND ON INDIVIDUAL CHARACTERISTICS OF THE INSUREDS
----------------------------------------------------------------------------------------------------

CHARGE                WHEN CHARGE IS      MAXIMUM CHARGE     MINIMUM             ANNUAL CHARGE FOR
                      DEDUCTED            (ON AN ANNUAL      CHARGE*             TWO 64-YEAR OLD
                                          BASIS)             (ON AN ANNUAL       STANDARD
                                                             BASIS)              NON-TOBACCO USER
                                                                                 INSUREDS, ONE
                                                                                 MALE, ONE FEMALE**

--------------------- ------------------- ------------------ ------------------- -------------------

Cost of Insurance     Monthly                 $1,000.00           $0.0003              $0.01
Charge***

                                              per $1,000 of net amount at risk attributable to
                                                           base policy face amount
--------------------- ------------------- ------------------ ------------------- -------------------

Per $1,000 Charge***  Monthly                   $2.70              $0.72               $1.44


                                                per $1,000 of initial base policy face amount

----------------------------------------------------------------------------------------------------

Optional Rider  Charges***

--------------------- ------------------- ------------------ ------------------- -------------------
   Last Survivor
   Additional Life
   Rider

--------------------- ------------------- ------------------ ------------------- -------------------

     -- Per $1,000    Monthly                   $0.41              $0.00               $0.00


                                           per $1,000 of initial additional life rider face amount

--------------------- ------------------- ------------------ ------------------- -------------------

     -- COI           Monthly                 $1,000.00           $0.0002              $0.008

                                              per $1,000 of net amount at risk attributable to
                                                      additional life rider face amount
--------------------- ------------------- ------------------ ------------------- -------------------

   Extended           Monthly                   $0.12              $0.12               $0.12
   No-Lapse
   Guarantee Rider
   -- COI

                                                 per $1,000 of base policy face amount plus
                                                      additional life rider face amount
--------------------- ------------------- ----------------------------------------------------------

   Extended           Monthly from         Increases uniformly from $13.56 at age 90 to $135.00 at
   Coverage Benefit   younger insured's                            age 99

   Rider -- COI       age 90 to age 99
                                                     per $1,000 of rider amount at risk
--------------------- ------------------- ------------------ ------------------- -------------------

   Other Insured      Monthly                  $378.72             $0.84            Charge for a
   Rider -- COI                                                                   64-year-old male
                                                                                      standard
                                                                                  non-tobacco user
                                                                                  insured: $17.04

                                                 per $1,000 of other insured benefit amount
--------------------- ------------------- ----------------------------------------------------------



*Minimum charges shown are for insured(s) that pose the least risk to us, and are for the first policy year only. Most cost of insurance charges increase significantly each year. **Charge shown is charge at issue. Most cost of insurance charges increase each year as the insureds age, subject to the maximum charges shown.

***Most cost of insurance ("COI") charges and per $1,000 ("Per $1,000") charges vary based on individual characteristics. Minimum and maximum charges shown may not be representative of the charges that particular policy owners will pay. Maximum charges for substandard risk classes may be higher than those shown. You may obtain more information from your registered representative about cost of insurance charges and per $1,000 charges that would apply to your policy.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS INCLUDED IN THE PROSPECTUS FOR EACH FUND.

-------------------------------------------------------- ---------- ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                      Minimum    Maximum
(expenses that are deducted from fund assets, including
fees, distribution and/or services fees, and other
expenses)
-------------------------------------------------------- ---------- ----------

                                                           0.32%      2.69%

-------------------------------------------------------- ---------- ----------


The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2002, or in the case of the Touchstone Baron Small Cap Fund, for the period ended June 30, 2002, except in the case of the following fund that commenced operations after January 1, 2002: Van Kampen UIF Emerging Markets Equity Portfolio, Class II Shares, which commenced operations on January 10, 2003. Fund expenses for this fund are estimated as discussed in the prospectus for the fund.

Expenses of the Touchstone Third Avenue Value Fund and the Touchstone Large Cap Fund were restated to reflect an estimate of what expenses would have been for the fiscal year ended December 21, 2002 had mergers of those funds with certain of The Legends Funds, Inc. taken place as of that date.

If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be 0.30% and 1.86% respectively. The expense reimbursement and fee waiver arrangement reflected in the minimum is expected to continue through April 30, 2005. The expense reimbursement and fee waiver arrangement reflected in the maximum is voluntary and may be terminated at any time.

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS

COLUMBUS LIFE INSURANCE COMPANY

The Depositor is Columbus Life Insurance Company (Columbus Life), 400 East Fourth Street, Cincinnati, OH 45202.

COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT


The Registrant is Columbus Life Insurance Company Separate Account 1 (Separate Account 1). Separate Account 1 holds the investments allocated to the sub-accounts by policy owners. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each sub-account in an underlying fund.


Each sub-account buys shares of a fund at net asset value without a sales charge. Each sub-account reinvests dividends and capital gains distributions from a fund in the shares of that fund at net asset value without a sales charge. Each sub-account redeems fund shares attributable to a policy at net asset value to the extent necessary to make payment of death proceeds or other payments under the policy.


The income, gains, and losses credited to, or charged against, Separate Account 1 reflect Separate Account 1's own investment experience and not the investment experience of Columbus Life's other assets. The assets of Separate Account 1 may not be used to pay any liabilities of Columbus Life other than those arising from the policies. Columbus Life is obligated to pay all amounts guaranteed under the policies.

As required by the National Association of Insurance Commissioner's Variable Life Insurance Model Regulation, following is a statement of the net investment return of Separate Account 1 for each of the last ten years or such lesser period as Separate Account 1 has been in existence.

-------------------------------------------------------------------------------
Year
                             1999        2000         2001           2002
------------------------- ----------- ----------- ------------ ----------------

Net Investment Return       0.16%        9.70%       2.80%          1.99%

------------------------- ----------- ----------- ------------ ----------------

The net investment return of Separate Account 1 is not representative of the investment return of any particular sub-account or any policy. The investment return for any particular policy will depend on the sub-accounts selected and the performance of those sub-accounts.

SUB-ACCOUNT INVESTMENT OPTIONS

The funds listed on the next two pages are the sub-account investment options under this policy.

The fund advisors and sub-advisors do not guarantee that the funds will meet their investment objectives. More complete information about each fund, including information about its risks, performance and other investment strategies, is included in the prospectus of the fund. You may obtain copies of fund prospectuses from your registered representative, or from us by calling 1-800-677-9595. You may also access fund prospectuses on our website at www.columbuslife.com under "Explore Our Products". Please read each prospectus carefully before you make decisions about your investment options.

A fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The funds in which the sub-accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a fund, such as implementation of investment policies, fund expenses and the size of the fund. In addition, the investment return of your policy will be less than the investment return of funds you select because you will pay policy charges.

We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the funds' advisors, distributors and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the funds.



----------------------------------------------------------- ---------------------- ------------------------------------------
                                                              TYPE                   ADVISOR/SUB-ADVISOR*
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-----------------------------------------------------------------------------------------------------------------------------
    AIM V.I. Basic Value Fund - Series II                    Large Cap Value
--------------------------------------------------------------------------------      A I M ADVISORS, INC.

   AIM V.I. Capital Appreciation Fund - Series II            Mid Cap Growth

--------------------------------------------------------------------------------
   AIM V.I. Growth Fund - Series II                          Large Cap Growth
--------------------------------------------------------------------------------
   AIM V.I. Premier Equity Fund - Series II                  Large Cap Blend
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
-----------------------------------------------------------------------------------------------------------------------------
    Fidelity(R)VIP Equity-Income Portfolio - Service Class 2 Large Cap Value
--------------------------------------------------------------------------------

   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2 Flexible Investment     FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                             Strategy

--------------------------------------------------------------------------------
   Fidelity(R)VIP Growth & Income Portfolio - Service        Large Cap Blend
   Class 2
--------------------------------------------------------------------------------
   Fidelity(R) VIP Growth Portfolio - Service Class 2        Large Cap Growth
--------------------------------------------------------------------------------
   Fidelity(R) VIP Asset ManagerSM Portfolio - Service       Balanced
   Class 2
--------------------------------------------------------------------------------
   Fidelity(R) VIP Balanced Portfolio - Service Class 2      Balanced
--------------------------------------------------------------------------------
   Fidelity(R)VIP Mid Cap Portfolio - Service Class 2        Mid Cap Growth
--------------------------------------------------------------------------------
   Fidelity(R)VIP Money Market Portfolio - Initial Class     Money Market
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------- ---------------------- ------------------------------------------
   Franklin Growth and Income Securities Fund - Class 2      Large Cap Value
--------------------------------------------------------------------------------
   Franklin Income Securities Fund - Class 2                 Balanced                FRANKLIN ADVISORS, INC..
--------------------------------------------------------------------------------
   Franklin U.S. Government Fund - Class 2                   Fixed Income - Gov't
--------------------------------------------------------------------------------
   Franklin Large Cap Growth Securities Fund - Class 2       Large Cap Growth
----------------------------------------------------------- ---------------------- ------------------------------------------
   Templeton Foreign Securities Fund - Class 2               International Equity    TEMPLETON INVESTMENT COUNSEL, LLC
----------------------------------------------------------- ---------------------- ------------------------------------------
   Templeton Growth Securities Fund - Class 2                Global Equity           TEMPLETON GLOBAL ADVISORS LIMITED
----------------------------------------------------------- ---------------------- ------------------------------------------
   Mutual Shares Securities Fund - Class 2                   Mid Cap Value           FRANKLIN MUTUAL ADVISERS, LLC
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio - Service Shares1    Mid Cap Growth
--------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio - Service      Large Cap Growth        JANUS CAPITAL MANAGEMENT LLC
   Shares
--------------------------------------------------------------------------------
   Janus Aspen Worldwide Growth Portfolio - Service Shares   Global Equity
-----------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES II TRUST
-----------------------------------------------------------------------------------------------------------------------------
   J.P. Morgan Mid Cap Value Portfolio                       Mid Cap Value           ROBERT FLEMING, INC.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------- ---------------------- ------------------------------------------

----------------------------------------------------------- ---------------------- ------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
-----------------------------------------------------------------------------------------------------------------------------
   MFS(R)Capital Opportunities Series - Service Class        Large Cap Blend
--------------------------------------------------------------------------------
   MFS(R)Emerging Growth Series - Service Class              Large Cap Growth        MASSACHUSETTS FINANCIAL SERVICES COMPANY
--------------------------------------------------------------------------------
   MFS(R)Mid Cap Growth Series - Service Class               Mid Cap Growth
--------------------------------------------------------------------------------
   MFS(R)New Discovery Series - Service Class                Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Aggressive Growth Fund/VA - Service Class     Mid Cap Growth

   Oppenheimer Strategic Bond Fund/VA - Service Class        Multi-Sector Bond       OPPENHEIMERFUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------
(OPPENHEIMER) PANORAMA SERIES FUND, INC.
   Oppenheimer International Growth Fund/VA - Service        International Equity    OPPENHEIMERFUNDS, INC.
   Class
-----------------------------------------------------------------------------------------------------------------------------

1 Formerly, Janus Aspen Aggressive Growth Portfolio.



                                       14


----------------------------------------------------------- ---------------------- --------------------------------------------
                                                              TYPE                   ADVISOR/SUB-ADVISOR*
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth and Income Fund - Class IB               Large Cap Value
--------------------------------------------------------------------------------

   Putnam VT International Equity Fund - Class IB            International Equity    PUTNAM INVESTMENT MANAGEMENT, LLC

--------------------------------------------------------------------------------
   Putnam VT New Opportunities Fund - Class IB              Large Cap Growth
--------------------------------------------------------------------------------
   Putnam VT Small Cap Value Fund - Class IB                Small Cap Value
--------------------------------------------------------------------------------

   Putnam VT Voyager Fund - Class IB                        Mid Cap Growth

-------------------------------------------------------------------------------------------------------------------------------

SCUDDER INVESTMENTS VIT FUNDS

-------------------------------------------------------------------------------------------------------------------------------
   Scudder VIT EAFE(R)Equity Index Fund - Class A            International Equity

                                                                                   DEUTSCHE ASSET MANAGEMENT, INC.
                                                                                   SUB-ADVISOR: NORTHERN TRUST INVESTMENTS,
                                                                                   INC.

--------------------------------------------------------------------------------
   Scudder VIT Equity 500 Index Fund - Class A              Large Cap Blend
--------------------------------------------------------------------------------
   Scudder VIT Small Cap Index Fund - Class A               Small Cap Blend
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I
-------------------------------------------------------------------------------------------------------------------------------
   Scudder Variable Series I Bond Portfolio - Class A       Fixed Income - Corp    DEUTSCHE INVESTMENT MANAGEMENT AMERICAS,
                                                                                   INC.
-------------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST*
-------------------------------------------------------------------------------------------------------------------------------

   Touchstone Baron Small Cap Fund                          Small Cap Growth       BAMCO, INC.

----------------------------------------------------------- ---------------------- --------------------------------------------
   Touchstone Emerging Growth Fund                          Small Cap Growth       TCW INVESTMENT MANAGEMENT COMPANY;
                                                                                   WESTFIELD CAPITAL MANAGEMENT COMPANY, INC.
----------------------------------------------------------- ---------------------- --------------------------------------------

   Touchstone Third Avenue Value Fund2                      Small Cap Blend        THIRD AVENUE MANAGEMENT LLC

----------------------------------------------------------- ---------------------- --------------------------------------------

   Touchstone Large Cap Growth Fund                         Large Cap Growth       HARRIS, BRETALL, SULLIVAN & SMITH LLC

----------------------------------------------------------- ---------------------- --------------------------------------------
   Touchstone Enhanced 30 Fund                              Large Cap Blend        TODD INVESTMENT ADVISORS, INC.
----------------------------------------------------------- ---------------------- --------------------------------------------
   Touchstone Value Plus Fund                               Large Cap Value        FORT WASHINGTON INVESTMENT ADVISORS, INC.
----------------------------------------------------------- ---------------------- --------------------------------------------

   Touchstone Growth & Income Fund                          Large Cap Value        DEUTSCHE INVESTMENT MANAGEMENT AMERICAS
                                                                                   INC.

----------------------------------------------------------- ---------------------- --------------------------------------------

   Touchstone Balanced Fund                                 Balanced               OPCAP ADVISORS, INC.

----------------------------------------------------------- ---------------------- --------------------------------------------
   Touchstone High Yield Fund                               Fixed Income - Hi
                                                            Yield
--------------------------------------------------------------------------------

   Touchstone Core Bond Fund3                               Fixed Income - Corp   FORT WASHINGTON INVESTMENT ADVISORS, INC.

--------------------------------------------------------------------------------
   Touchstone Money Market Fund                             Money Market
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------------------------------------------------------
   Van Kampen LIT Comstock Portfolio - Class II             Large Cap Value       VAN KAMPEN ASSET MANAGEMENT INC.
--------------------------------------------------------------------------------
   Van Kampen LIT Emerging Growth Portfolio - Class II      Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Van Kampen UIF Emerging Markets Equity Portfolio -       International Equity   MORGAN STANLEY INVESTMENT MANAGEMENT
   Class II                                                                        INC., DBA VAN KAMPEN
----------------------------------------------------------- ---------------------- --------------------------------------------


*The advisor listed for each of the Touchstone Variable Series Trust funds is a sub-advisor to Touchstone Advisors, Inc.
2 Formerly Touchstone Small Cap Value Fund.
3 Formerly Touchstone Bond Fund.

Touchstone Advisors, Inc., Todd Investment Advisors, Inc., and Fort Washington Investment Advisors, Inc. are affiliates of Columbus Life. Touchstone Variable Series Trust is also an affiliate of Columbus Life.

VOTING RIGHTS


Separate Account 1 is entitled to vote the fund shares it holds at any meeting of shareholders of the funds. If you had an interest in a sub-account on the record date for a shareholder vote, we will ask you for voting instructions. We will vote the number of fund shares represented by your interest in the sub-account according to your instructions.


If we do not receive voting instructions from you, we will vote the shares for which you are entitled to provide instructions in the same proportion as the voting instructions received from policy owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may disregard voting instructions to the extent permitted or required by law. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

FIXED ACCOUNT

The fixed account is an investment option under the policy.

Amounts allocated to the fixed account will earn a fixed rate of interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate.

Amounts allocated to the fixed account become part of Columbus Life's general account assets. The general account contains all of Columbus Life's assets other than those in Columbus Life separate accounts. General account assets support Columbus Life's annuity and insurance obligations and are subject to the general liabilities of Columbus Life.

POLICY CHARGES

We assess charges to support the operation of your policy and Separate Account
1. We deduct some charges from your premium payments and others from your account value. When we deduct charges from your account value, we deduct them pro rata from the sub-accounts and fixed account in which your account value is invested unless you have instructed us to deduct these charges from a specific sub-account or the fixed account. The purpose of a charge is explained in the description of each charge below. We pay the state tax charge to the state of your residence. We pay federal taxes due to the Internal Revenue Service. We pay distribution expenses to Touchstone Securities, Inc. and other broker-dealers. We retain charges that pay for administrative expenses to offset our internal and external operating costs associated with the policies. We retain charges that compensate us for risks we assume under the policies.

In addition, the funds pay management fees and expenses, and in some cases distribution fees, which are deducted from fund assets. These charges to the funds are reflected in the daily net asset values of the funds and in the sub-account accumulation unit values. Fund company fees and expenses are described in more detail in the fund prospectuses. Fund distribution fees are paid to Columbus Life and other insurance companies or their distributors.

                                 PREMIUM CHARGES

PREMIUM EXPENSE CHARGE

The premium expense charge partially covers our distribution expenses and federal taxes associated with the policy. We deduct the premium expense charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the premium expense charge is determined by multiplying the applicable premium expense charge rate(s) by the premium (or proportionate part thereof).


---------------------------------------------------    ------------------------------------------------
       CURRENT PREMIUM EXPENSE CHARGE RATES                 MAXIMUM PREMIUM EXPENSE CHARGE RATES
---------------------------------------------------    ------------------------------------------------
  POLICY        FOR PREMIUM        FOR PREMIUM          POLICY      FOR PREMIUM         FOR PREMIUM
               RECEIVED IN A      RECEIVED IN A                                        RECEIVED IN A
              POLICY YEAR UP      POLICY YEAR IN                   RECEIVED IN A      POLICY YEAR IN
                    TO              EXCESS OF                    POLICY YEAR UP TO       EXCESS OF
   YEAR       TARGET PREMIUM      TARGET PREMIUM         YEAR      TARGET PREMIUM     TARGET PREMIUM
   ----       --------------      --------------         ----      --------------     --------------
   1-12             6.50%              3.25%             1-12            7.50%               4.25%
    13+             2.50%              1.75%             13+             3.50%               2.75%
------------ ------------------ -------------------    --------- ------------------- ------------------

At our option, we may charge rates different than the current rates shown above. However, the premium expense charge rates are guaranteed to be no more than the maximum rates shown above.

STATE TAX CHARGE

The state tax charge covers state taxes on insurance premiums, which are estimated to range from 1.4% to 3.50%. We will deduct the state tax charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the state tax charge is determined by multiplying the state tax charge rate for your state times the premium.

                             MONTHLY POLICY CHARGES

We deduct monthly policy charges on each monthly anniversary day. A monthly anniversary day is the day we issue the policy and each monthly anniversary of that date. Monthly policy charges are deducted from your account value.

COST OF INSURANCE CHARGE

The cost of insurance charge compensates us for the insurance risk we assume under the base policy. The amount of the cost of insurance charge is determined by multiplying the current cost of insurance charge rate times the net amount at risk for the policy on the monthly anniversary day.

The net amount at risk for the policy is the amount of the death benefit for which we are at risk. The net amount at risk on any monthly anniversary day is equal to:

          (a)  The death benefit plus indebtedness, divided by 1.0024663; minus
          (b) The account value after deduction of monthly policy charges, other than the cost of insurance charge, on that monthly anniversary day.

The maximum guaranteed cost of insurance charge rates depend on the age, sex and risk class of each insured as of the date we issue the policy. The maximum rate is different for each policy year. Generally, the maximum rate increases each year over the life of a policy due to the increasing ages of the insureds. The maximum rates for your policy are shown in your policy. We may change these maximum rates if your policy terminates and is later reinstated. The maximum monthly rate for any policy is $83.333333 per $1,000 of net amount at risk. We may charge current cost of insurance rates that are less than the maximum rates shown in your policy. Your overall cost of insurance charges will be lower if a portion of your death benefit is provided under the Last Survivor Additional Life Rider.

PER $1,000 CHARGE

The per $1,000 charge partially compensates us for issuing and distributing the policy. The amount of the per $1,000 charge is determined by multiplying the per $1,000 charge rate times the face amount. If the face amount is increased or decreased we will continue to calculate the per $1,000 charge as if the increase or decrease had not occurred.


The per $1,000 charge rate depends on the age, sex and risk class of each insured as of the date we issue the policy. The maximum monthly per $1,000 charge rate we may charge is $0.22500 per $1,000 of initial base policy face amount. The per $1,000 charge rate for your policy will be shown in your policy.

This per $1,000 charge does not apply to additional life rider specified amount.

PER POLICY CHARGE

The per policy charge partially compensates us for administering the policy. The maximum per policy charge is $9.00 per month. The current per policy charge is $7.50 per month. The per policy charge is the same for all policies. At our option, we may change the current per policy charge but we will not charge more than the maximum per policy charge.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge partially compensates us for assuming the mortality risk and the expense risk associated with the policy. We assume a mortality risk that the insureds will not live as long as we expect and therefore the amount of the death benefit we pay under the policy will be greater than we expect. We take an expense risk that the costs of issuing and administering the policy will be greater than we expect. The amount of the mortality and expense risk charge is determined by multiplying the current applicable mortality and expense risk charge rate from the table below (expressed as a monthly rate) times the variable account value on the monthly anniversary day. The variable account value is the value of your investment in the sub-accounts.



------------ ------------------------ ------------------------------ -------------------------------
POLICY        VARIABLE ACCOUNT VALUE   CURRENT ANNUAL MORTALITY AND    MAXIMUM ANNUAL MORTALITY AND
 YEAR                BAND              EXPENSE RISK CHARGE RATE        EXPENSE RISK CHARGE RATE
 ----                ----              ------------------------        ------------------------
  1 - 12           All Amounts                    0.70%                          0.90%

   13 +            0 - $25,000                    0.70%                          0.90%
                $25,001 - $50,000                 0.45%                          0.65%
               $50,001 - $250,000                 0.20%                          0.40%
                   $250,001 +                     0.10%                          0.30%
------------ ------------------------ ------------------------------ -------------------------------

At our option, we may charge rates different than the current rates shown. However, the mortality and expense risk charge rates are guaranteed to be no more than the maximum rates shown.

RIDER CHARGES

For any optional rider you add to your policy, there will be a cost of insurance charge and/or a per $1,000 charge. The rider charge will be determined on each monthly anniversary day that the charge applies. The rider charge rates will be shown in your policy. See the Rider Benefits section of this prospectus.

                               TRANSACTION CHARGES

SURRENDER CHARGE

The surrender charge partially compensates us for issuing and distributing the policy. During the first 12 policy years, a surrender charge will be deducted from your account value if your policy is surrendered in full or terminates when a grace period ends without sufficient premium or loan repayment being paid to keep the policy in force. Surrender charges vary depending on ages and risk classes of the insureds when the policy is issued. Surrender charge amounts are determined when we issue the policy and do not change even if there are policy changes.

The maximum surrender charges for any policy (shown as a percentage of initial annual target premium for the base policy) are shown in the table below. The maximum target premium for any policy is $42.78 per $1,000 of face amount.

------------------- --------- -------- -------- -------- -------- -----------
POLICY YEAR            1          2       3        4        5         6
------------------- --------- -------- -------- -------- -------- -----------
MAXIMUM SURRENDER

CHARGE RATE          143.5%    143.5%   143.5%   143.5%  143.5%     141.9%
------------------- --------- -------- -------- -------- -------- -----------
POLICY YEAR            7          8       9        10      11         12
------------------- --------- -------- -------- -------- -------- -----------
MAXIMUM SURRENDER
CHARGE RATE          122.8%    103.6%   84.5%    65.4%    45.8%     21.9%
------------------- --------- -------- -------- -------- -------- -----------

For older issue ages, the initial surrender charge would be less than 143.5% of target premium. The surrender charge remains at the initial level during the first five policy years. During policy years six through ten, the surrender charge reduces uniformly each month, reaching 1/3 of its initial value by the end of the tenth policy year. During policy years 11 and 12, it decreases at an accelerated rate and disappears by the end of year 12. Your policy will show the surrender charge amounts, in dollars, that we would charge if you surrendered your policy in any month during the first 12 policy years.


This charge does not apply to additional life rider specified amount.

TRANSFER FEE

We charge $10 per transfer for each transfer from a sub-account after the twelfth in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

WITHDRAWAL FEE

We charge $50 per withdrawal for each withdrawal after the first in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.


ADMINISTRATIVE FEE

We may charge an administrative fee of up to $150 to process a request under certain riders that are automatically added to your policy. See the Rider Benefits section of this prospectus.

GENERAL DESCRIPTION OF THE POLICIES

The policy is a flexible premium survivorship variable universal life insurance policy. It is nonparticipating, which means it does not pay dividends. The policy is a contract between you (the owner or joint owners) and Columbus Life. The owner has all rights under the policy subject to any assignment and to the rights of an irrevocable beneficiary to consent to a change of beneficiary. If there are joint owners, both joint owners must consent in writing to the exercise of any rights under the policy.

The policy provides life insurance coverage on the lives of two insured persons (the insureds). The death benefit is payable on the second death to the person or persons you designate (the beneficiary(ies)).

WHO CAN PURCHASE A POLICY

You can apply for a policy by contacting your insurance agent/financial representative. We will not issue a policy unless at least one of the insureds meets our underwriting standards. We will also not issue a policy that insures a person who will be over 90 years of age on the date we approve the application, and one insured must be 85 years of age or less on the date we approve the application. No insured may be under 20 years of age on the date we approve the application.

When we review an application for a policy, we examine certain information bearing on the insurance risk we would undertake in order to provide the requested coverage on the proposed insureds' lives. Factors bearing on insurance risk include the proposed insureds' occupations; avocations; medical histories including family medical histories; current health status including height, weight, blood pressure and chronic illness; and other factors such as tobacco usage and driving record. After we evaluate this information, we place each insured in a risk class. The risk classes we currently use are preferred non-tobacco user; preferred tobacco user; standard non-tobacco user; standard tobacco user; and various "substandard" classes involving higher risk. Policy charges that pay for the costs of insurance coverage vary by policy depending on the combined risk classes of the insureds, as well as on their ages and sexes.

ALLOCATION OF NET PREMIUMS AND TRANSFERS AMONG INVESTMENT OPTIONS

You allocate your net premiums by specifying on your application the percentage of your net premiums you would like to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the net premium based on the most recent allocation instructions we have received from you.

After the initial premium has been allocated, or after your free look period, if later, you can transfer your account value among the sub-accounts or from the sub-accounts to the fixed account up to 12 times per policy year without charge. Each transfer must be at least $250 or the total value of the sub-account, if less than $250. We will charge you $10 for each additional transfer either among the sub-accounts or from the sub-accounts to the fixed account. You are also permitted to make 1 transfer from the fixed account per policy year. There is no charge for this transfer. The minimum transfer from the fixed account is $250. In the first 4 policy years, you cannot transfer more than 25% of your interest in the fixed account in a policy year.

The above transfer rules do not apply to dollar cost averaging transfers or automatic rebalancing transfers. All transfers requested on the same day will be considered a single transfer for purposes of these rules and transfer charges.

The rules below determine the valuation date on which we process a transaction. (Transactions are always processed at the accumulation unit value determined on the night of the valuation date on which we process the transaction, i.e., the "next-determined value". See the Valuation of the Sub-Accounts section of this prospectus for information about valuation.)

          - If we receive your premium payment or transfer instructions in good order on a valuation date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that valuation date.
          - If not, we will process the transaction on the next valuation date.

          - Your initial premium payment will be allocated to a money market sub-account on the date we issue the policy (or the date we have received the initial premium and any required amendments to the application). It will be allocated to the investment options you select 15 days after the date it was allocated to a money market sub-account.

In addition, we reserve the right to deposit premium in a money market sub-account for the duration of the free look period if such period exceeds 15 days.


The minimum allocation or transfer to a single investment option is 1% of the amount allocated or transferred. All allocations or transfers to a single investment option must be in whole percentages.

If we accept premium payments for you from an employer or an employer plan, we will apply the premium to your policy according to our allocation rules as of the date we receive it in our office from your employer or employer plan.

MARKET TIMING

Market timing transfers can disrupt an underlying fund's ability to process transactions, which may disadvantage other policy owners. To avoid this, we can modify the transfer rights of policy owners engaged in market timing activity that is deemed to be disruptive. This may include requiring all transfer requests to be made in writing and mailed to our post office box. In addition, we may refuse to honor a particular transfer request if a fund refuses to accept it under its own trading rules.

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging is a method of investing equal amounts of money at regular intervals by transferring amounts at regular intervals from a sub-account we designate, or from the fixed account, to the sub-accounts you select. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high because you will be investing during both up and down markets. You should also consider your financial ability to maintain a consistent level of investment over time.

You may instruct us to make regular transfers of:

          -    A specific dollar amount
          - A specific percentage of the source account (or a pro rata portion until source of funds is depleted)
          -    Earnings in the source account

You select the number (or duration), frequency and timing of your transfers, subject to the following rules:

          - Dollar cost averaging transfers must continue for at least 12 months;
          -    Each transfer must be at least $100; and
          - The allocation to each sub-account must be at least 1% of the transfer amount.

We currently do not charge a fee for this service. However, we may charge a fee in the future for dollar cost averaging transfers.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your account to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, we will complete the transfers you previously requested.

AUTOMATIC REBALANCING PROGRAM

Automatic rebalancing of assets among sub-accounts and the fixed account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. Automatic rebalancing may not be available if dollar cost averaging is in place.

We currently do not charge a fee for this service. However, we may charge a fee in the future for automatic rebalancing transfers.

RIDER BENEFITS

Certain riders are automatically issued with your policy, subject to certain issue age limits and underwriting requirements. There is no additional cost of insurance charge for these riders. These riders are:

o The ESTATE PROTECTION BENEFIT RIDER. This rider provides additional term insurance during the first four policy years in an amount equal to 125% of the face amount of the policy.

o The ESTATE TAX REPEAL RIDER. This rider provides a waiver of surrender charge on a full surrender or policy split during a one-year option period triggered by a full and permanent repeal of the federal estate tax being effective in 2010. In order to be eligible to exercise the option you must have paid an amount of premium, as of each policy anniversary up to the date the option period begins, equal to 70% of the cumulative amount of target premium for the policy through that policy anniversary. Specific rider terms and conditions apply, and may vary by state. We may charge an administrative fee not to exceed $150 to process a request under this rider. We will waive the charge if the proceeds are used to purchase an annuity issued by Columbus Life or one of its affiliated life insurance companies.

o The ACCELERATED DEATH BENEFIT RIDER, or the ACCELERATED DEATH BENEFIT PLUS RIDER, if approved in your state. This rider gives you access to a portion of the death benefit of the policy in the form of an advance after the death of the first insured and after the second insured has been diagnosed with a terminal illness, or under the Accelerated Death Benefit Plus Rider, after the second insured has been diagnosed with a terminal illness or critical illness, or has been confined to a nursing home. Specific rider terms and conditions apply, and may vary by state. Interest will be charged on the amount of the advance, and we may charge an administrative fee not to exceed $150 per advance to process an advance.

There are a number of optional insurance benefits that may be available to you by rider for an additional cost. The availability of these riders may be limited by issue age and underwriting requirements. These riders are:


o The LAST SURVIVOR ADDITIONAL LIFE RIDER. This rider provides additional permanent insurance coverage (the "additional life rider face amount") on the lives of the insureds, at a lower cost than the coverage provided under the base policy. The additional life rider face amount will be added to the face amount of the base policy in determining the death benefit. The coverage under this rider will be included in the net amount at risk for the policy and will be charged a monthly cost of insurance charge. The current monthly cost of insurance charge rates for the portion of the net amount at risk that is attributable to this rider will be lower than the current monthly cost of insurance charge rates we charge for the base policy coverage. (We guarantee the rates will never exceed the guaranteed maximum monthly cost of insurance charge rates shown in your policy.) We also charge a monthly per $1,000 charge for this rider not to exceed $0.03378 per $1,000 of additional life rider face amount.

o The EXTENDED NO-LAPSE GUARANTEE RIDER. This rider provides a no-lapse guarantee that begins when the term no-lapse guarantee provision under the policy ends. This no-lapse guarantee terminates on the day before the policy anniversary on which the younger insured is or would have been age
     100. This no-lapse guarantee will have a different minimum monthly premium than the term no-lapse guarantee under the policy, and the minimum premium test will apply from the date we issue the policy. You may have to pay more premium to meet the lifetime no-lapse guarantee minimum premium test than you had to pay to meet the term no-lapse guarantee minimum premium test. Availability of this rider may be limited by the amount of additional life rider face amount you have purchased. The monthly cost for this rider will be $0.01 per $1,000 of face amount (plus any additional life rider face amount), due on each monthly anniversary day beginning when the term no-lapse guarantee under the policy ends.


o The EXTENDED COVERAGE BENEFIT RIDER. This rider replaces the extended coverage provision in the policy, so that on and after the policy anniversary on which the younger insured is or would have been age 100, the amount of the death benefit will be equal to the greater of the face amount (plus any additional life rider face amount) or the cash surrender value, less any indebtedness. The charge for this rider is due on each monthly anniversary day during the ten policy years beginning with the policy anniversary the younger insured is or would have been age 90 and ending with the day before the policy anniversary the younger insured is or would have been age 100. The maximum cost per $1,000 of face amount (plus any additional life rider face amount) increases uniformly from $1.13 at attained age 90 to $11.25 at attained age 99. Maximum costs assume an account value of $0. Actual monthly costs will be lower as the account value approaches face amount (plus any additional life rider face amount), at which point there would be no charge for the rider.

o The OTHER INSURED RIDER. This rider allows you to purchase term insurance on the life of a single insured for a cost of insurance charge that depends on the age, sex and risk class of the other insured on the date the coverage is purchased. Multiple other insureds may be covered under the rider. Other insured coverage terminates on the day before the policy anniversary on which the other insured is age 95. The rider includes a conversion privilege that is exercisable up to the earliest of: 1) the day before the policy anniversary on which the other insured is age 85; 2) 60 days after the death of the second insured under the policy; or 3) 60 days after the policy anniversary on which the younger insured is or would have been age 100. This rider has a target premium associated with it. The maximum cost of insurance charge rate is $31.56 per $1,000 of the other insured benefit amount for a standard male tobacco user. The rate would be higher for a substandard rating.

Riders may not be available in all states and may be subject to age or other issue limitations. Please consult with your insurance agent/registered representative.

CONVERSION AND POLICY SPLIT OPTION

In most states, you may convert the policy to a fixed policy within the first two policy years, or within 60 days of the later of notification of a change in the investment policy of Separate Account 1 or the effective date of such change. In most states, we will transfer all of your variable account value into the fixed account at no charge, and the sub-accounts will no longer be available as investment options. Policy charges will continue to apply. In some states we will convert your policy to a different fixed benefit whole or universal life product offered by us or one of our affiliates.

In most states, you may elect to split the policy into two single life policies within 6 months of the date a final divorce decree of the insureds has been in effect for 6 months or the date of a change in federal tax law resulting in a repeal of the unlimited marital deduction or a 50% reduction in the maximum estate tax bracket. The policy split option is subject to specific conditions of the policy. Further, if the new policies would not be treated as life insurance for federal tax purposes, we can refuse to issue the new policies. See the Taxes section of this prospectus.

POLICY CHANGES

We may make changes to the policy, without prior approvals, in certain circumstances in order to comply with changes in the law. In some states, you have the right to accept or reject certain types of changes. We will notify you of any changes we make to the policy. This notice may be provided in the form of an amended prospectus.

We may adjust policy values and/or proceeds, without prior approval, if we discover there has been a misstatement in age or sex that resulted in us charging incorrect policy charges.

Separate Account 1 is currently operated as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required. We will obtain the approval of the SEC if required.

If applicable rules and regulations change and permit us to vote the shares of a fund directly, we may cease asking policy owners for voting instructions. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change, or if our interpretation thereof changes.

We may add, delete or combine sub-accounts. We may also substitute a new fund or similar investment option for the fund in which a sub-account invests. A deletion or substitution of a fund may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a fund's investment strategies or restrictions, a change in the availability of the fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from policy owners.

We may impose additional tax charges against the sub-account accumulation unit values if additional federal, state or local taxes are imposed on Separate Account 1 or on the policy due to a change in tax laws or regulations.

ASSIGNMENT OF POLICY


You may assign your policy. We will not be bound by an assignment until we receive and record written notice of the assignment at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or any tax consequences of an assignment.


CONTESTABILITY

We may contest the validity of coverage under a policy, based on information provided in an application, within two years of the date the coverage became effective. (If you do not notify us of the death of the first insured that occurred during the two-year period, the policy may remain contestable with respect to that insured beyond the two-year period.) In some states, we may be able to contest, at any time, the validity of a policy for fraud. We can deny a claim made under a policy if the terms and conditions of the policy are not satisfied.

PREMIUMS

PREMIUM PAYMENTS

Your initial premium payment must equal at least the minimum monthly premium for the term no-lapse guarantee. See the Term No-Lapse Guarantee Premium section of this prospectus. Thereafter, you can vary the amount and frequency of your premium payments. However, if you do not pay enough premium to cover the monthly policy charges or, during a no-lapse guarantee period, to meet the no-lapse guarantee premium test, your policy will lapse after the applicable grace period ends. See the Lapse and Reinstatement section of this prospectus.

The minimum amount of any premium payment we will accept is $50 unless you make premium payments through an automatic payment plan. If you make payments through an automatic payment plan, we will accept amounts less than $50. There is no maximum premium payment except that we reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the policy would not qualify as life insurance under federal tax laws.

You may give the initial premium payment to your insurance agent/financial representative. You should send subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. As an alternative to mailing payments, we currently offer the following automatic payment plans:

     - Pre-authorized checking or savings account deductions (monthly, quarterly, semi-annually, annually)

     - In some circumstances, employer or employer plan payments (weekly, bi-weekly, monthly)

If you set up an automatic payment plan, you may terminate it at any time. If you set up a pre-authorized checking or savings account payment plan, we require two days notice to change the amount or the timing of the deduction. If payments are made by an employer or employee plan, any changes to the payment plan must be made through the employer.

PLANNED PREMIUM

Planned premium is what you tell us you plan to pay. You may change the amount of your planned premium at any time. If you have not set up an automatic payment plan, we will send you statements indicating when a planned premium payment is due. Your insurance agent/financial representative will provide you with an illustration showing the hypothetical effect of making planned premium payments at various hypothetical levels of sub-account performance. Generally, you would continue to make planned premium payments until the policy anniversary the younger insured is (or would have been) 100 years of age or until the second insured dies, if earlier. It is more likely that your policy will stay in force if you continue to make the planned premium payments, but paying planned premiums does not guarantee that your policy will not lapse. The amount you may need to pay to keep the policy in force may be higher than the planned premium.

NET PREMIUM

Net premium is the amount of the premium you pay less the premium expense charge and state tax charge. The net premium is the amount that will be allocated to the investment options.

TARGET PREMIUM

Target premium is a level of premium we use to determine certain charges (or maximum charges) under a policy. Target premium is independent of the amount of premium you pay or plan to pay under a policy. The target premium depends on the age, sex and risk class of each insured on the date the policy is issued. Certain riders may also have a target premium associated with them, which will be included in the total target premium for the policy. If you add or remove rider coverage, target premium will increase or decrease if the rider has a target premium associated with it. If you decrease the face amount of the policy, the target premium will decrease in proportion to the decrease in coverage. The target premium will be shown in your policy.

TERM NO-LAPSE GUARANTEE PREMIUM

If you pay the minimum monthly premium for the term no-lapse guarantee on time, we guarantee your policy will not lapse until the earlier of 1) the policy anniversary prior to the date the younger insured is (or would have been) age 90 or 2) the 20th policy anniversary. If you do not pay the minimum premiums on time, the amount needed to prevent the policy from lapsing will be the minimum monthly premium that should have been paid with interest accrued at 3%. We will deduct withdrawals and indebtedness from your premium payments to determine if you have met the minimum premium test or not.

Payment of the minimum monthly premium does not guarantee that your policy will have a positive net cash surrender value after the guarantee period ends. You may need to make significant additional premium payments in order to keep your policy in force after the term no-lapse guarantee ends.

The amount of the term no-lapse guarantee premium depends on the insureds' risk classes, ages and sexes, and the amount of insurance coverage. We determine this minimum premium when we issue the policy, and redetermine it when you add or remove optional rider coverage, decrease the face amount of the policy, or make a withdrawal that results in a decrease in face amount. If we increase or decrease the minimum premium, the new minimum premium applies from the redetermination date forward. The minimum premium will be shown in your policy.

DEATH BENEFIT

DEATH BENEFIT

The minimum death benefit under any policy is the greater of:

     1)   the face amount of the policy; or
     2)   the account value multiplied by the applicable death benefit factor.

The death benefit payable under your policy depends on the death benefit option you select. Option 1 is the same as the minimum death benefit described above. Option 2 is the greater of:

     1)   the face amount of the policy plus the account value; or
     2)   the account value multiplied by the applicable death benefit factor.

The account value multiplied by the applicable death benefit factor is the "corridor", or minimum, death benefit required by federal tax law. See the Table Of Death Benefit Factors And Example Of Death Benefit Calculation section of this prospectus.

The amount of the death benefit is determined as of the date of the second insured's death. Any indebtedness outstanding as of the second insured's date of death will be deducted from the death benefit amounts described above. The death benefit will be paid when we have received proof of the death of the insured, and proof of the interest of the claimant, satisfactory to us.

The face amount is a fixed amount of death benefit you select, subject to a minimum face amount of $250,000.

The option 1 or option 2 death benefit is in effect only until the policy anniversary the younger insured is or would have been age 100. After that date, the policy is continued under the extended coverage benefit. See the Extended Coverage Period section of this prospectus.

The investment performance of the sub-accounts as well as the level of policy charges deducted from your policy will affect the value of the corridor death benefit and the value of the option 2 death benefit. Higher investment performance will mean a higher account value and therefore a higher corridor death benefit and a higher option 2 death benefit. Higher levels of policy charges will reduce your account value. A lower account value will reduce these death benefit values.

The amount of the death benefit will be higher if you choose option 2 than if you choose option 1. However, your monthly cost of insurance charges will be higher if you choose option 2 because our net amount at risk will be higher. This means your account value will be less than if you had chosen option 1.

TABLE OF DEATH BENEFIT FACTORS AND EXAMPLE OF DEATH BENEFIT CALCULATION

Federal tax law requires that the death benefit under a life insurance policy be no less than a "corridor" amount. The corridor amount is the account value multiplied by the applicable factor from the table below. Death benefit factors depend on the age the younger insured is or would have been as of the date of the second death.

  YOUNGER INSURED'S                           YOUNGER INSURED'S
   AGE LAST POLICY       DEATH BENEFIT         AGE LAST POLICY     DEATH BENEFIT
     ANNIVERSARY            FACTOR               ANNIVERSARY           FACTOR
     -----------            ------               -----------           ------
    1 through 40             2.50                    61                 1.28
         41                  2.43                    62                 1.26
         42                  2.36                    63                 1.24
         43                  2.29                    64                 1.22
         44                  2.22                    65                 1.20
         45                  2.15                    66                 1.19
         46                  2.09                    67                 1.18
         47                  2.03                    68                 1.17
         48                  1.97                    69                 1.16
         49                  1.91                    70                 1.15
         50                  1.85                    71                 1.13
         51                  1.78                    72                 1.11
         52                  1.71                    73                 1.09
         53                  1.64                    74                 1.07
         54                  1.57               75 through 90           1.05
         55                  1.50                    91                 1.04
         56                  1.46                    92                 1.03
         57                  1.42                    93                 1.02
         58                  1.38                    94                 1.01
         59                  1.34               95 or higher            1.00
         60                  1.30

Following is an example of how we calculate the death benefit.

                    OPTION 1                                          OPTION 2
                    --------                                          --------

Facts:

     o The younger insured's age is less than 40 years old as of the date of the second death (applicable death benefit factor = 2.50).

     o    Policy's face amount is $250,000.

     o    There have been no loans taken against the policy.

     o    The account value is $125,000.

Under option 1, the death benefit would be the     Under option 2, the death benefit would be
greater of $250,000 and $312,500 ($125,000         the greater of $375,000 ($250,000 plus
multiplied by 2.50).                               $125,000) and $312,500 ($125,000 multiplied
                                                   by 2.50).
Therefore, the death benefit would be $312,500.

                                                   Therefore, the death benefit
                                                   would be $375,000.

SUICIDE EXCLUSION

If death of either insured occurs within two years of the date we issue the policy (or date of reinstatement in most states) as a result of suicide, we will pay only a limited benefit equal to the premium payments paid less any indebtedness and any withdrawals (including withdrawal fees), and less the monthly costs of insurance on persons other than the insureds ever covered by rider. We will pay you the net cash surrender value if it is greater. If the first insured died by suicide, the surviving insured may use the benefit paid as a premium on a single life policy.

EFFECTIVE DATE OF COVERAGE AND TEMPORARY INSURANCE

If we approve your application, the insurance coverage provided by your policy will be effective when you have received the policy, signed any applicable amendments to the application, and paid the required minimum initial premium while both insureds are alive and in the same health as indicated in the application. If we do not approve your application, we will notify you and return any premium you have paid.

You may be eligible for temporary insurance coverage between the date of your application and the effective date of your policy if you pay the required minimum initial premium with the application and meet certain underwriting standards. The amount of temporary insurance coverage is subject to a maximum of $500,000. Such coverage will remain in effect for a maximum of 90 days and is subject to other restrictions. The temporary insurance agreement is included in the application form.

CHANGES TO COVERAGE

You can request a decrease in the face amount of your policy at any time after the first policy anniversary. You cannot decrease the face amount below $250,000. The minimum amount of any decrease is $25,000. Your monthly cost of insurance charges will be lower immediately following a decrease because our net amount at risk will be lower. You may not increase the face amount.

If you have additional life rider coverage, any requested decrease will be allocated proportionately between the base policy face amount and additional life rider face amount. You may eliminate additional life rider face amount only after the base policy face amount has been reduced to $250,000.

After the first policy year, you may change the death benefit option. We must approve any change in your death benefit option. Changes in your death benefit option will be effective on the first monthly anniversary day after we approve your request. If you change from option 1 to option 2, we will reduce the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. We will not allow this change if it causes the new face amount to fall below $250,000. Your monthly cost of insurance charges will tend to be higher over the life of the policy if you change to option 2 because our net amount at risk will be higher.

If you change from option 2 to option 1, we will increase the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. Your monthly cost of insurance charges will tend to be lower over the life of the policy if you change to option 1 because our net amount at risk will be lower.

EXTENDED COVERAGE PERIOD


If the policy is in force on the policy anniversary on which the younger insured is age 100, the policy will continue under the extended coverage provision. We will permanently transfer all of your variable account value into the fixed account. We will set the interest rate on any outstanding loans equal to the interest rate we pay on loan collateral. We will no longer accept premium payments, allow loans, or deduct policy charges. The death benefit will be revised to equal the net cash surrender value of the policy, or, if you have purchased the Extended Coverage Benefit Rider, the death benefit will be revised to equal the greater of the face amount, less indebtedness, or the net cash surrender value of the policy. You may make withdrawals or surrender the policy in full at any time during the extended coverage period. Partial withdrawals may reduce the death benefit.

PAYMENT OPTIONS

We will pay the death benefit in a lump sum or under an income plan you or the beneficiary selects. If neither you nor the beneficiary selects an income plan, we will make a lump-sum payment of the proceeds. We typically make this lump-sum payment to a special account maintained by us. We provide the beneficiary with a checkbook to access these funds from that special account.

If you or the beneficiary select an income plan, we will send you a separate written agreement putting the plan into effect. The following income plans are available in addition to other plans we may make available in the future or upon request:

         INCOME PLAN 1        Payments for Fixed Period - we make monthly
                              payments for a fixed number of years.

         INCOME PLAN 2        Payments for Life--Guaranteed Period - we make
                              monthly payments for a guaranteed period or the life of the payee, whichever is longer.

         INCOME PLAN 3        Payments of a Fixed Amount - we make monthly
                              payments of a fixed amount until an amount equal to the proceeds plus accrued interest has been paid.

         INCOME PLAN 4        Life Annuity--No Guaranteed Period - we make
                              monthly payments for the life of the payee.

         INCOME PLAN 5        Joint and Survivor - we make monthly payments as
                              long as one of two payees is alive.

Minimum guaranteed payments under any of these income plans are calculated with a minimum effective annual interest rate of 3%. In addition, minimum guaranteed payments under life income plans are based on the Annuity 2000 Table, with Projection Scale G, adjusted for age last birthday. Payments under an income plan do not vary with the investment experience of the sub-accounts.

While an insured is alive, you may select an income plan under which we will pay the death benefit of your policy. If the second insured dies and you have not selected an income plan, the beneficiary may select an income plan. If you select an income plan before the second insured's death, the beneficiary may not change the income plan after the second insured's death.

The income plan selected and the time when the income plan is selected can affect the tax consequences to you or the beneficiary. You should consult your tax advisor before selecting an income plan.

POLICY VALUES AND VALUATION

ACCOUNT VALUE


The policy's account value is a cash value that you may withdraw, or borrow against, subject to certain limits and to the charges described in this prospectus. The account value is the sum of your interest in the sub-accounts, the fixed account and the loan account at any time. The account value varies with the investment experience of the sub-accounts. There is no guaranteed minimum account value.


NET CASH SURRENDER VALUE

The net cash surrender value is the account value less any outstanding indebtedness and less any surrender charge that would apply on a full surrender or termination of your policy.

VALUATION OF THE SUB-ACCOUNTS

The value of your interest in a sub-account is measured in accumulation units. An accumulation unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an accumulation unit ("accumulation unit value") varies from day to day depending on the investment performance (and expenses) of the fund in which the sub-account is invested.

The accumulation unit value of each sub-account is calculated at the end of each valuation date. A valuation date is any day the New York Stock Exchange is open for business. The value of an accumulation unit at the close of any valuation date is determined for each sub-account by multiplying the accumulation unit value of the sub-account at the close of the immediately preceding valuation date by the "net investment factor" (described below). Depending upon investment performance of the underlying fund in which the sub-account is invested, the accumulation unit value may increase or decrease.

The net investment factor for each sub-account for any valuation date is determined by dividing (a) by (b), where:

     (a) equals:   (1) the net asset value per share of the underlying fund at the end of the current valuation date, plus

                    (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the sub-account if the "ex-dividend" date occurred between the end of the immediately preceding valuation date and the end of the current valuation date, plus or minus

                    (3) a per share charge or credit for any taxes incurred, which are determined by Columbus Life to have resulted from the investment operations of the sub-account between the end of the immediately preceding valuation date and the end of the current valuation date;


     (b) is the net asset value per share of the underlying fund determined at the end of the immediately preceding valuation date.

When you allocate net premium or transfer amounts to a sub-account, your account value is credited with accumulation units. Other transactions, such as withdrawals and payments of monthly policy charges, will decrease the number of accumulation units. The number of accumulation units added to or subtracted from your account value is calculated by dividing the dollar amount of the transaction by the accumulation unit value for the sub-account at the close of trading on the valuation date when we process the transaction.

SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER

You may surrender your policy and withdraw all of your net cash surrender value. We assess a surrender charge if you surrender your policy in full during the first 12 policy years. A full surrender will terminate your policy. A full surrender of your policy may have tax consequences.

PARTIAL WITHDRAWALS

At any time after the first policy year, you can withdraw part of your net cash surrender value less any applicable withdrawal fees. We charge a fee of $50 for each withdrawal after the first in a policy year. Each withdrawal must be at least $500.

Withdrawals and related fees will reduce your account value. We deduct the amount withdrawn (and any applicable withdrawal fee) on a pro-rata basis from each of your investment options. No withdrawal may be made that would reduce your net cash surrender value below $250.


Except when your death benefit is death benefit option 2, a withdrawal may also reduce the face amount of your policy. (If a withdrawal would cause the difference between the death benefit and the account value to increase after the withdrawal, our net amount at risk would increase. To offset this increase, we will decrease the face amount by the amount needed to keep that difference the same.) No withdrawal can reduce the face amount of your policy below $250,000.


A withdrawal may have tax consequences. See the Taxes section of this prospectus.

CANCELING THE POLICY WITHOUT PENALTY

You may cancel the policy within 10 days after you receive it. The period may be longer in some states. If you cancel your policy during this free look period, we will refund to you all premiums allocated to the fixed account, all charges we deducted from your policy, and the current value of premiums you allocated to the sub-accounts calculated on the day we receive your notice of cancellation. In some states we refund all premiums you paid.

To cancel your policy, you must return it either to us at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to one of our agents, within the free look period.

After the free look period ends, you can surrender the policy for its net cash surrender value by notifying us in writing, but you cannot cancel the policy without incurring any charges.

DELAY IN PAYMENT

We will generally send payments and loan proceeds to you within 7 days of the date we process your surrender, withdrawal or loan request. We may delay payments from a sub-account for any of the following reasons:

     - You have made a premium payment by check that has not cleared the banking system.
     - The New York Stock Exchange is closed on a day that it normally would be open.
     -    Trading on the New York Stock Exchange is restricted.
     - Because of an emergency, it is not reasonably practicable for the sub-accounts to sell securities or to fairly determine the value of their investments.
     - The Securities and Exchange Commission permits us to postpone payments from the sub-accounts for your protection.

We may delay transfers from the sub-accounts for the same reasons.

We reserve the right to delay payments or transfers from the fixed account for up to 6 months or a shorter period if required by state law. We do not expect to delay payments from the fixed account and we will notify you if there will be a delay.

LOANS

You can borrow money from us by using your policy as the sole collateral for the loan. The most you can borrow against your policy is 90% of your net cash surrender value, less an amount equal to the monthly policy charges for the next two months.

If you borrow money, we will transfer an amount equal to the amount of the loan from each of your investment options on a pro-rata basis to your loan account. Your loan account holds the collateral for your loan. Because the amounts transferred to the loan account do not participate in the experience of the sub-accounts or the fixed account, a loan can have a negative effect on both the policy's account value and death benefit, whether or not the loan is repaid.

We pay interest on your loan account. The minimum interest we pay is 3% annually.

We charge interest on the amounts you borrow at a maximum loan interest rate of 4% annually. The loan interest rate is fixed for the life of the loan. Interest is due on each policy anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan.

You can repay all or part of your loan at any time while an insured is living. When you make a payment toward the principal amount of your loan, we transfer the amount of the loan payment from your loan account back to your investment options on a pro-rata basis according to your allocation instructions at that time. You must specifically designate a payment as a loan repayment or we will treat it as an additional premium payment instead.

If you do not repay the loan before the second insured dies, we will deduct the outstanding loan amount ("indebtedness") when determining your death benefit. If you do not repay the loan before you surrender your policy, we will deduct the indebtedness to determine the net cash surrender value proceeds.

If the indebtedness causes your net cash surrender value to become negative, we can terminate your policy. We will tell you that we intend to terminate your policy by mailing a notice to you at least 61 days before we terminate your policy. The notice will tell you the minimum amount of loan repayment that you must pay to keep your policy in force. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

LAPSE AND REINSTATEMENT

If your net cash surrender value on a monthly anniversary day is not sufficient to pay the monthly policy charges for the current month, and your policy does not meet the minimum premium test under the no-lapse guarantee (during the no-lapse guarantee period) your policy will enter a grace period. A grace period is a 61-day period that starts on the day after we mail you a notice. We will mail grace period notices to you at your address as shown on our records. We also mail these notices to anyone holding your policy as collateral as shown on our records at the collateral holder's address as shown on our records. The notice will tell you the amount of premium you need to pay to keep the policy in force. The amount will be the lesser of 1) the amount needed under the no-lapse guarantee to keep the policy in force through the end of the grace period; or 2) the premium needed to pay the monthly policy charges due through the end of the grace period. If you have outstanding indebtedness, you will also have the option of making loan repayment sufficient to keep the policy in force.

If you do not pay the needed premium or loan repayment, your policy will lapse, or terminate, at the end of the 61-day grace period. If you pay the needed premium or loan repayment, your policy will continue in force. If the last surviving insured dies during the grace period, we will deduct the monthly charges due from the death benefit.


You may apply to reinstate the policy within five years (or a shorter period in some states) after the date it lapses. The policy can be reinstated if either 1) both insureds are alive or 2) one insured is alive and the policy ended after the death of the other insured. In order to reinstate, we must approve your application for reinstatement, you must pay any past charges due plus charges for three months beyond the date of reinstatement, and you must repay or reinstate any indebtedness.

TAXES

Following is a summary of the material federal tax consequences to an owner and beneficiary of a policy. State and local taxes are not discussed herein. This summary is for your information. We do not guarantee that the policy will always receive the tax treatment described. This summary is general in nature. It is not tax advice. You should consult a qualified tax advisor for more complete information.

This discussion is based on federal income tax law and interpretations in effect as of the date of this prospectus and is subject to later changes in such tax law or interpretations. This discussion assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects for an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

TAX STATUS OF POLICY


We intend for the policy to meet the definition of a "life insurance contract" under Section 7702 of the Internal Revenue Code ("Code"). The earnings in a policy meeting the definition of "life insurance contract" are tax-deferred until withdrawn. The death proceeds are generally excluded from the beneficiary's gross income. A policy could fail to qualify as a "life insurance contract" if excessive premiums are paid into the policy. We monitor premium payments and will refuse to accept premiums that would cause the policy to fail to qualify as life insurance.


MODIFIED ENDOWMENT CONTRACT

A modified endowment contract ("MEC") is a life insurance contract that is issued in exchange for a MEC, or a life insurance contract that does not satisfy the "7-pay test". The "7-pay test" compares the actual premium paid in the first 7 policy years against a pre-determined premium amount as set forth in Code
Section 7702A. If there is a material change to a policy, such as a change in the policy's death benefit, a policy may be subjected to a new 7-pay test to determine if the change has caused the policy to become a MEC. The new 7-pay test may be over the same, or a new, 7-year period.

TAX CONSEQUENCES OF WITHDRAWALS AND LOANS

Tax treatment of distributions depends on whether a policy is a modified endowment contract or not. The following table indicates the tax treatment loans and withdrawals ordinarily receive.


----------------------------------- -------------------------------- --------------------------------
                                    POLICY IS NOT A MEC              POLICY IS A MEC
----------------------------------- -------------------------------- --------------------------------
WITHDRAWALS                         Deemed to be distribution of     Deemed to be distribution of
                                    cost basis first, then           earnings first, then cost
                                    earnings.  Distributions of      basis.  Distributions of
                                    cost basis not subject to        earnings are subject to
                                    income tax.                      ordinary income tax.*
----------------------------------- -------------------------------- --------------------------------

LOANS                               Not subject to income tax        Loans are subject to ordinary
                                    until policy is surrendered or   income tax to the extent of
                                    lapses.  Outstanding loan        any gain in the contract.*
                                    amount deemed to be
                                    distribution subject to
                                    ordinary income tax (in whole
                                    or in part) on surrender or
                                    lapse.

----------------------------------- -------------------------------- --------------------------------

* There will be an additional 10% penalty tax if the policy is a MEC and the distribution occurs before age 59 1/2, unless the policy owner is disabled (as defined under the Code), or if the distribution is part of a series of substantially equal periodic payments for the owner's life (or life expectancy) or the joint lives (or joint life expectancies) of the owner and a beneficiary under the policy.


There may be exceptions to the above rules. For example, if a policy is not a MEC, Code Section 7702 places certain restrictions on the amount of premium payments that may be made and the policy's contract value that can accumulate relative to the death benefit. When cash distributions are made during the first 15 years after a policy is issued, and such distributions cause a reduction in the death benefit, some or all of such distributions may be includible in income pursuant to Code Section 7702(f)(7). Policy owners should carefully consider the consequences of initiating any changes in the terms of the policy. Under certain circumstances, a policy, as stated above, may become a MEC, or may become subject to a new 7-pay test as a result of a material change or reduction in benefits.


ACCELERATED DEATH BENEFITS

Whether or not a policy is a modified endowment contract, amounts received under an accelerated death benefit rider may be excludable from gross income under
Section 101(g) in some circumstances, but such amounts are not always excludable. We reserve the right to modify the accelerated death benefit rider as we deem necessary in order to comply with changes in federal tax law and to preserve the status of a policy as a life insurance contract. You should consult a qualified tax advisor regarding the possible consequences of receiving an accelerated death benefit.

EXTENDED COVERAGE

Due to uncertainties in interpretations of current tax law, it is uncertain whether a policy will fail to qualify as a life insurance contract if coverage is continued beyond the younger insured's age 100. You should consult a qualified tax advisor regarding the possible tax consequences of continuing coverage beyond the insured's age 100.

POLICY SPLIT OPTION

The policy split option permits a policy to be split into two single life policies upon the occurrence of certain events. It is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 of the Internal Revenue Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the resulting individual contracts would be treated as life insurance contracts for federal income tax purposes, and if so, whether they would be classified as modified endowment contracts. Before the policy owner exercises rights provided by the policy split option, it is important to consult a qualified tax advisor regarding the possible consequences of a split.

TAX CONSEQUENCES ON INSURED'S DEATH


Death proceeds payable to a beneficiary under a policy meeting the definition of a "life insurance contract" are generally excludable from the beneficiary's gross income.

If the owner is an insured under the policy, the death benefit under the policy generally will be includible in the owner's estate for purposes of federal estate tax if: (1) the proceeds were payable to or for the benefit of the owner's estate; or (2) the owner held any "incident of ownership" in the policy at death or at any time within three years of death. An "incident of ownership" is, in general, any right that may be exercised by the owner, such as the right to borrow on the policy, or the right to name a new beneficiary.


DEATH OF OWNER WHO IS NOT THE INSURED

If the owner is not an insured under the policy, and the owner dies before the second insured, the value of the policy, as determined under U.S. Secretary of Treasury regulations, is includible in the owner's estate for federal estate tax purposes.

TRANSFERS

If a policy owner transfers ownership of a policy to another person, the transfer may be subject to federal gift tax. In addition, if a policy owner transfers ownership to a person two or more generations younger than the owner, the transfer may be subject to generation-skipping transfer tax. The generation-skipping transfer tax provisions generally apply to transfers that would be subject to the gift and estate tax rules.

FEDERAL ESTATE AND GIFT TAX

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, in 2003, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent an estate is to be distributed to the surviving spouse of the deceased.

The generation-skipping transfer tax rate is equal to the maximum estate tax rate (49% in 2003) and there is a provision for a lifetime exemption amount of $1,120,000 for 2003. Due the complexity of these rules and the changes made in the federal estate, gift and generation-skipping tax laws under the Economic Growth and Tax Relief Reconciliation Act of 2001, you should consult a qualified tax advisor regarding such taxes.

CORPORATE AND QUALIFIED RETIREMENT PLAN OWNERSHIP

There are special tax issues for corporate and qualified retirement plan owners:

     - If a policy is purchased by a trust or other entity that forms part of a qualified retirement plan that is qualified as a tax-favored plan under Code Section 401(a) for the benefit of participants covered under the plan, special tax treatment will apply to the policy.
     - Using a policy to fund deferred compensation arrangements for employees has special tax consequences.
     - Corporate ownership of a policy may affect an owner's liability under the alternative minimum tax.

Policy owners should consult a qualified tax advisor regarding these matters.

WITHHOLDING

Distributions from a policy (other than the payment of a tax-free death benefit under the policy) are generally subject to federal income tax withholding. An owner is generally permitted to elect not to have federal income taxes withheld if the owner notifies us in a timely manner of the election (and meets certain reporting requirements as to such election). A distribution from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived) if no taxpayer identification number is provided to Columbus Life or if the IRS notifies Columbus Life that back-up withholding is required. The mandatory back-up withholding rate is currently 31% of the income that is distributed.

LEGAL PROCEEDINGS

Columbus Life and its affiliates are or may become involved in various legal actions in the normal course of business. Although there can be no assurances, as of the date of this prospectus, Columbus Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Columbus Life. As of the date of this prospectus, neither Columbus Life, Separate Account 1, nor Touchstone Securities, Inc., is involved in any legal or administrative proceedings that are material to the policies.

FINANCIAL STATEMENTS

The financial statements for Separate Account 1 and financial statements of Columbus Life are included in the Statement of Additional Information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

48

TERMINOLOGY INDEX

------------------------------------------------------------------------
A

account value  37
accumulation unit  37
accumulation unit value  37
additional life rider face amount  26

------------------------------------------------------------------------
C

cash value  37
Columbus Life  13

------------------------------------------------------------------------
D

death benefit  32

------------------------------------------------------------------------
E

extended coverage  35

------------------------------------------------------------------------
F

face amount  32
fixed account  17
free look  39

------------------------------------------------------------------------
G

grace period  42

------------------------------------------------------------------------
I

income plan  36
indebtedness  41
initial premium  30

------------------------------------------------------------------------
L

loan account  41

------------------------------------------------------------------------
M

monthly anniversary day  19

------------------------------------------------------------------------
N

net amount at risk  19
net cash surrender value  37
net premium  31

------------------------------------------------------------------------
P

planned premium  30
policy anniversary  5
policy years  5

------------------------------------------------------------------------
R

risk class  23

------------------------------------------------------------------------
S

Separate Account 1  13
sub-accounts  13

------------------------------------------------------------------------
T

target premium  31
term no-lapse guarantee  31

------------------------------------------------------------------------
V

valuation date  37
variable account value  20

STATEMENT OF ADDITIONAL INFORMATION

A statement of additional information (SAI) contains more information about Separate Account 1. The SAI is incorporated by reference into this prospectus. You may request that we send you a free copy of the SAI, or you may access it on our website at www.columbuslife.com under "Explore Our Products".

PERSONALIZED ILLUSTRATION

We will provide a free personalized illustration of hypothetical death benefits, account values, and cash surrender values to you upon request. After the policy is issued, we may charge a fee for each illustration after the first in a policy year.

CONTACT US
Call us at 1-800-677-9595

          -    for a free copy of the SAI
          -    to request a personalized illustration
          -    to request other information about the policy
          -    to inquire about your policy or to request policy transactions*

You may also write to Columbus Life Customer Service at P.O. Box 2850, Cincinnati, Ohio, 45201-2850.

*We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

You can review and copy other information about the policy, Columbus Life Insurance Company and Separate Account 1 (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information about the operation of the public reference room, call the SEC at 1-202-942-8090. Reports and other information about the Registrant are available on the Securities and Exchange Commission's website at http://www.sec.gov. You may obtain copies of the information, for a fee, by writing to the Public Reference Section of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549-0102.

Investment Company Act File No. 811-09337.

CL 5.1105 (5/03)


STATEMENT OF ADDITIONAL INFORMATION


APRIL 28, 2003


COLUMBUS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT 1

LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
PINNACLE VARIABLE UNIVERSAL LIFE
COLUMBUS LIFE VARIABLE UNIVERSAL LIFE

ISSUED BY COLUMBUS LIFE INSURANCE COMPANY, CINCINNATI, OHIO


This statement of additional information is not a prospectus. It contains information in addition to the information set forth in the current prospectuses dated April 28, 2003 for the individual and survivorship variable universal life policies offered by Columbus Life Insurance Company through its Separate Account
1. You should read this statement of additional information in conjunction with the prospectus for the appropriate policy. Unless otherwise noted, the terms used in this statement of additional information have the same meanings as those set forth in the prospectuses.


You may request that we send you a free copy of the prospectus for a policy by calling Columbus Life Customer Service at 1-800-677-9595, or by writing to us at P.O. Box 2850, Cincinnati, Ohio 45201-2850. You may also access a copy of the prospectus for each policy on our website at http://www.columbuslife.com under "Explore Our Products".

                                        TABLE OF CONTENTS


         COLUMBUS LIFE INSURANCE COMPANY                           4

         SEPARATE ACCOUNT 1                                        4

         DISTRIBUTION OF THE POLICIES                              5

         PERFORMANCE INFORMATION                                   6

         MONEY MARKET YIELD                                        7

         TOTAL RETURN                                              8

         TAXES                                                     13

         INDEPENDENT AUDITORS                                      14

         FINANCIAL STATEMENTS                                      14

COLUMBUS LIFE INSURANCE COMPANY

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the departments of insurance of the various states in which it is licensed to transact business.

SEPARATE ACCOUNT 1

Columbus Life established Columbus Life Insurance Company Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

The AIM, Alger, Deutsche, Fidelity, Franklin Templeton, Janus, JP Morgan, MFS, Oppenheimer, PIMCO, Putnam, Scudder, and Van Kampen funds offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone and Legends offer shares to the separate accounts of affiliated life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a fund. If it becomes necessary for a separate account to replace its shares of a fund with another investment, the fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the funds are subject to conditions imposed by the Securities and Exchange Commission that are designed to prevent or remedy any conflict of interest. These conditions require the Board of Trustees of each fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

DISTRIBUTION OF THE POLICIES


Touchstone Securities, Inc. (TSI) is the sole distributor of the policies. TSI is a wholly-owned subsidiary of Western Southern Life Assurance Company (WSLAC) which is a wholly-owned subsidiary of WSLIC. TSI is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD) and Securities Investor Protection Corporation (SIPC). The policies will be sold by registered representatives of TSI, or other broker-dealers who have entered into agreements with TSI, who are also licensed as insurance agents and appointed with Columbus Life.


The offering of the policies is continuous. Columbus Life does not anticipate discontinuing offering the policies, although it reserves the right to do so.

For Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life, broker-dealers or registered representatives may be paid commission of up to 110% of the first year target premium and up to 3% of all premiums in excess of first year target premium. Each year thereafter, Columbus Life may pay a commission of 4.5% or less on all premiums paid on a policy. Each year after the first Columbus Life may also pay a service fee of 0.25% or less of the account value, less any indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

For Columbus Life Variable Universal Life, broker-dealers or registered representatives may be paid commission of up to 105% of the first year target premium and up to 3% of all premiums in excess of first year target premium. Each year thereafter, Columbus Life may pay a commission of 3% or less on all premiums paid on a policy. Each year after the first Columbus Life may also pay a service fee of 0.25% or less of the account value, less any indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

Sales commissions attributable to the Columbus Life individual and survivorship variable universal life policies paid by Columbus Life to TSI over the last three years are shown below.

FOR THE YEAR ENDED              COMMISSIONS PAID        RETAINED BY DISTRIBUTOR


December 31, 2000                       $343,947                             $0
December 31, 2001                       $915,247                             $0
December 31, 2002                     $1,659,852                             $0

PERFORMANCE INFORMATION


We may include performance information for the sub-accounts in advertisements, sales literature and reports to policy owners or prospective owners.

We may report performance information in any manner permitted under applicable law. For example, we may report total returns and average annual total returns for the funds and/or the sub-accounts or present performance information as a change in a hypothetical policy owner's account value or death benefit. The performance information may cover various periods of time, including periods beginning with the start of operations of a sub-account or the fund in which it invests.


Performance information will not reflect the deduction of all charges applicable to a particular policy. For Legacy Survivorship Variable Universal Life and Pinnacle Variable Universal Life, the performance information we advertise will be net of fund company expenses but gross of policy charges. For Columbus Life Variable Universal Life, performance information will be net of fund company expenses and the mortality and expense risk charge which is reflected in accumulation unit values. Performance information for Columbus Life Variable Universal Life is gross of all other policy charges. If all charges applicable to a particular policy were included, performance would be reduced.


You can request a personalized illustration that shows the performance of a hypothetical policy net of all policy charges. We may charge a fee for each illustration after the first in any policy year. The illustration will be based on the hypothetical investment return that you request. The net cash surrender value provided in the illustration will assume all fund charges and expenses, all Separate Account 1 charges and all policy charges, including a surrender charge, are deducted. The account value provided in the illustration will assume all charges except the surrender charge are deducted. Your policy's actual investment performance may not be the same as the performance of the hypothetical policy shown in the illustration. You should not consider any performance information to be an estimate or guarantee of future performance.

We may also compare the performance of a sub-account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the sub-accounts published by nationally recognized ranking services or nationally recognized financial publications.

MONEY MARKET YIELD


Columbus Life may quote or advertise the yield of a money market sub-account. The Company computes a money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the underlying money market fund, or on its portfolio securities. This current annualized yield is calculated according to the following formula:


YIELD  =  (BASE PERIOD RETURN/7) *365

         Where:

         BASE PERIOD RETURN =          The percentage (or net) change in the
                                       accumulation unit value for the money
                                       market ("AUV") over a 7-day period
                                       determined as follows:

                   AUV at end of 7-day period - AUV at beginning of 7-day period
                   -------------------------------------------------------------
                                 AUV at beginning of 7-day period


Because the net asset value of the money market fund rarely deviates from
1.000000 per unit, the change in the accumulation unit value for a money market sub-account (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period (less mortality and expense risk charges deducted from the sub-account over the 7-day period for Columbus Life Variable Universal Life). For Columbus Life Variable Universal Life, because deductions for mortality and expense risk charges are reflected in performance information, the yield for the money market sub-account of Separate Account 1 will be lower than the yield for the underlying money market fund or any comparable substitute funding vehicle.

Columbus Life may also quote or advertise the effective yield of a money market sub-account for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:


EFFECTIVE YIELD  =  [(BASE PERIOD RETURN + 1)365/7] - 1


The yields and effective yields for the money market sub-accounts for the 7-day period ended December 31, 2002 are as follows:

SUB-ACCOUNT                                          YIELD      EFFECTIVE YIELD
-----------                                          -----      ---------------
Columbus Life Variable Universal
Life Touchstone Money Market Fund                    0.35%      0.35%
---------------------------------                    -----      -----

Pinnacle/Legacy Fidelity Money Market Fund           2.02%      2.04%
------------------------------------------           -----      -----


The yield on amounts held in a money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying money market fund or substitute funding vehicle, the types and quality of portfolio securities held by the underlying money market fund or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of policy charges, except for the mortality and expense risk charge in Columbus Life Variable Universal Life.

TOTAL RETURN


The performance of the funds or sub-accounts may be quoted or advertised by Columbus Life in various ways. All performance information supplied by Columbus Life in advertising is based upon historical results of the funds or sub-accounts and is not intended to indicate future performance. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an accumulation unit and total returns fluctuate in response to market conditions, interest rates and other factors.


Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (and/or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:

         P         =       a hypothetical initial purchase payment of $1,000
         T         =       average annual total return
         n         =       number of years and/or portion of a year
         ERV       =       ending redeemable value of a hypothetical initial
                           purchase payment of $1,000 at the end of the applicable period


While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any fund or sub-account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any fund or sub-account.

In addition to average annual total returns, we may quote cumulative total returns for a fund or sub-account reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

"Total return" or "average annual total return" for a sub-account quoted in advertising reflects all aspects of a sub-account's return, including the effect of reinvestment by the sub-account of income and capital gain distributions and any change in the sub-account's value over the applicable period. For Columbus Life Variable Universal Life, such quotations reflect the mortality and expense risk charge. No other policy charges are reflected in total return.

The following two tables set forth the type of total return data for each sub-account that we currently use in advertising. All data shown is for the period ended December 31, 2002.


The first table is performance information for the Pinnacle Variable Universal Life and the Legacy Survivorship Variable Universal Life products. Returns are net of fund management fees and expenses and gross of all policy charges.




                                                                                                   AVERAGE ANNUAL
                                                        INCEPTION DATE        TOTAL                 TOTAL RETURN
                                                              OF             RETURN               AS OF 12/31/2002
                                                         SUB-ACCOUNT           ONE
                                                                              YEAR              FIVE             SINCE
                                                                                               YEARS           INCEPTION
Fidelity(R)VIP Equity-Income Portfolio - Service Class 2    03/19/01          -31.15%            ----            -20.80%
Fidelity(R)VIP Contrafund(R)Portfolio - Service Class 2     03/19/01          -23.60%            ----            -16.06%
Fidelity(R)VIP Growth & Income Portfolio - Service Class 2  03/19/01          -30.84%            ----            -20.11%


Fidelity(R)VIP Growth Portfolio - Service Class 2           03/19/01          -44.30%            ----            -31.15%
Fidelity(R)VIP Asset ManagerSM Portfolio - Service Class 2  03/19/01          -23.03%            ----            -15.13%


Fidelity(R)VIP Balanced Portfolio - Service Class 2         03/19/01          -22.93%            ----            -14.43%
Fidelity(R)VIP Mid Cap Portfolio - Service Class 2          03/19/01          -24.02%            ----            -12.50%
Fidelity(R)VIP Money Market Portfolio - Initial Class       03/19/01          -12.31%            ----            -8.43%
Janus Aspen Mid Cap Growth Portfolio - Service Shares1      03/19/01          -42.12%            ----            -37.66%


Janus Aspen Capital Appreciation Portfolio - Service Shares 03/19/01          -29.93%            ----            -25.49%
Janus Aspen Worldwide Growth Portfolio - Service Shares     03/19/01          -39.71%            ----            -31.19%





MFS(R)Capital Opportunities Series - Service Class          03/19/01          -43.83%            ----            -36.98%
MFS(R)Emerging Growth Series - Service Class                03/19/01          -47.85%            ----            -37.89%
MFS(R)Mid Cap Growth Series - Service Class                 03/19/01          -57.43%            ----            -40.76%
MFS(R)New Discovery Series - Service Class                  03/19/01          -45.80%            ----            -27.73%
Oppenheimer Aggressive Growth Fund/VA - Service Class       03/19/01          -42.05%            ----            -34.13%
Oppenheimer Strategic Bond Fund/VA - Service Class          03/19/01          -6.97%             ----            -6.00%
Oppenheimer International Growth Fund/VA - Service          03/19/01          -38.51%            ----            -32.12%
Class
Scudder VIT EAFE(R)Equity Index Fund - Class A              03/19/01          -35.60%            ----            -29.89%
Scudder VIT Equity 500 Index Fund - Class A                 03/19/01          -36.31%            ----            -25.17%
Scudder VIT Small Cap Index Fund - Class A                  03/19/01          -34.58%            ----            -18.70%
Touchstone Emerging Growth Fund                             03/19/01          -36.31%            ----            -17.86%
Touchstone Third Avenue Value Fund2                         03/19/01          -36.55%            ----            -15.42%

Touchstone Large Cap Growth Fund3                           05/01/01          -48.48%            ----            -37.63%
Touchstone Enhanced 30 Fund                                 03/19/01          -36.67%            ----            -25.54%
Touchstone Value Plus Fund                                  03/19/01          -40.65%            ----           -25..93%
Touchstone High Yield Fund                                  03/19/01          -11.18%            ----            -8.74%
Touchstone Core Bond Fund4                                  03/19/01          -6.07%             ----            -3.74%



          1 Formerly Janus Aspen Aggressive Growth Portfolio.


          2 Performance history for this fund reflects the historical performance of The Legends Fund, Inc. Third Avenue Value Portfolio, which is the performance survivor of a merger between The Legends Fund, Inc. Third Avenue Value Portfolio and the Touchstone Third Avenue Value Fund (formerly Touchstone Small Cap Fund) which was effective April 28, 2003. Please see the prospectus for the Touchstone Third Avenue Value Fund for additional information.

          3 Performance history for this fund reflects the historical performance of The Legends Fund, Inc. Harris, Bretall, Sullivan & Smith Equity Growth Portfolio, which is the performance survivor of a merger between The Legends Fund, Inc. Harris, Bretall, Sullivan & Smith Equity Growth Portfolio, the Touchstone Growth/Value Fund and the Touchstone Large Cap Growth Fund, which was effective April 28, 2003.

          Please see the prospectus for the Touchstone Large Cap Growth Fund for additional information.

          4 Formerly Touchstone Bond Fund.

The second table is performance information for the Columbus Life Variable Universal Life. Returns are net of fund management fees and expenses and the ..90% mortality and expense risk charge. Returns are gross of all other policy charges.


                                                                                            AVERAGE ANNUAL
                                                 INCEPTION DATE        TOTAL                 TOTAL RETURN
                                                       OF             RETURN               AS OF 12/31/2002
                                                  SUB-ACCOUNT           ONE
                                                                       YEAR              FIVE             SINCE
                                                                                        YEARS           INCEPTION
AIM V.I. Growth Fund - Series I                     08/30/99          -45.09%            ----            -52.64%
AIM V.I. Government Securities Fund - Series I      08/30/99           -5.25%            ----             -2.67%
Alger American Small Capitalization Portfolio
- Class O                                           08/30/99          -40.43%            ----            -44.58%


Alger American Growth Portfolio - Class O           08/30/99          -47.08%            ----            -36.05%
Fidelity(R)VIP Equity-Income Portfolio -            05/01/01          -31.52%            ----            -23.85%
Service Class 2


Fidelity(R)VIP Contrafund(R)Portfolio - Service     05/01/01          -24.11%            ----            -18.88%
Class 2
Fidelity(R)VIP Growth & Income Portfolio -          05/01/01          -31.22%            ----            -23.36%
Service Class 2


Fidelity(R)VIP Growth Portfolio - Service           05/01/01          -44.43%            ----            -35.87%
Class 2
Fidelity(R)VIP Asset ManagerSM Portfolio -          05/01/01          -23.54%            ----            -17.41%
Service Class 2


Fidelity(R)VIP Balanced Portfolio - Service         05/01/01          -23.45%            ----            -17.16%
Class 2
Fidelity(R)VIP Mid Cap Portfolio - Service          05/01/01          -24.52%            ----            -14.75%
Class 2


MFS(R)Capital Opportunities Series - Service        05/01/01          -43.97%            ----            -39.12%
Class
MFS(R)Emerging Growth Series - Initial Class        08/30/99          -47.83%            ----            -39.78%
MFS(R)Investors Trust Series - Initial Class        08/30/99          -35.26%            ----            -29.52%
MFS(R)Mid Cap Growth Series - Service Class         05/01/01          -57.34%            ----            -48.20%
MFS(R)New Discovery Series - Service Class          05/01/01          -45.91%            ----            -32.08%
PIMCO VIT Long-Term U.S. Government Portfolio                                                              3.44%
   - Administrative Class                           08/30/99            2.60%            ----
Scudder VIT EAFE(R)Equity Index Fund - Class A      05/01/01          -35.89%            ----            -33.77%
Scudder VIT Equity 500 Index Fund - Class A         05/03/00          -36.59%            ----            -29.48%
Scudder VIT Small Cap Index Fund - Class A          05/01/01          -34.89%            ----            -22.89%
Touchstone International Equity Fund                08/30/99          -37.83%            ----            -40.24%
Touchstone Emerging Growth Fund                     08/30/99          -36.59%            ----             -3.55%
Touchstone Third Avenue Value Fund1                 08/30/99          -36.82%            ----            -22.18%

Touchstone Large Cap Growth Fund2                   05/01/01          -48.54%            ----            -37.54%
Touchstone Enhanced 30 Fund                         08/30/99          -36.94%            ----            -29.90%
Touchstone Value Plus Fund                          08/30/99          -40.85%            ----            -22.82%
Touchstone Growth & Income Fund                     08/30/99          -29.31%            ----            -18.74%
Touchstone Balanced Fund                            08/30/99          -23.60%            ----             -8.67%
Touchstone High Yield Fund                          08/30/99          -11.90%            ----            -11.45%
Touchstone Core Bond Fund3                          08/30/99           -6.88%            ----             -3.31%

Touchstone Money Market Fund                        05/01/01          -13.11%            ----             -9.02%

          1 Performance history for this fund reflects the historical performance of The Legends Fund, Inc. Third Avenue Value Portfolio, which is the performance survivor of a merger between The Legends Fund, Inc. Third Avenue Value Portfolio and the Touchstone Third Avenue Value Fund (formerly Touchstone Small Cap Fund) which was effective April 28, 2003. Please see the prospectus for the Touchstone Third Avenue Value Fund for additional information.

          2 Performance history for this fund reflects the historical performance of The Legends Fund, Inc. Harris, Bretall, Sullivan & Smith Equity Growth Portfolio, which is the performance survivor of a merger between The Legends Fund, Inc. Harris, Bretall, Sullivan & Smith Equity Growth Portfolio, the Touchstone Growth/Value Fund and the Touchstone Large Cap Growth Fund, which was effective April 28, 2003. Please see the prospectus for the Touchstone Large Cap Growth Fund for additional information.

          3 Formerly Touchstone Bond Fund.

Any total return quotation provided for a sub-account should not be considered as representative of the performance of the sub-account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the sub-account invests, but also on changes in the current value of such securities and on changes in the expenses of the underlying fund. For Columbus Life Variable Universal Life, performance quotations will also vary based on changes in the mortality and expense risk charge. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a sub-account to total returns published for other investment companies or other investment vehicles.

Columbus Life may advertise examples of the effects of dollar cost averaging, whereby a policy owner periodically invests a fixed dollar amount in a sub-account, thereby purchasing fewer accumulation units when prices are high and more accumulation units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the policy owner's average cost per accumulation unit can be lower than if fixed numbers of accumulation units had been purchased at the same intervals or if the same total amount of money were put into the policy all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing accumulation units during periods of low price levels.

Performance information for any sub-account may be compared, in reports to policy owners and in advertising, to stock indices, other variable life insurance separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable life insurance policies and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for policy charges and investment management costs.

TAXES

Your policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), and (b) for as long as the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h). We believe that the policy will meet the statutory definition of life insurance. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death. However, if the policy is transferred for valuable consideration, then a portion of the death benefit payable under the policy may be includable in the beneficiary's gross income.

Your policy will generally be considered under the Code to be a "modified endowment contract" if the policy meets the requirements of Code Section 7702 but fails the "7-pay test" of Code Section 7702A. A life insurance policy will be classified as a modified endowment contract if premiums are paid more rapidly than allowed by the "7-pay test." The "7-pay test is described in the Taxes section of each prospectus.

Diversification

As has been noted before, your policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h).

The U.S. Secretary of the Treasury has issued regulations that implement the investment diversification requirements of Code Section 817(h). If there is a failure to comply with these regulations, your policy will be disqualified as a life insurance policy under Code Section 7702 and you will be subject to federal income tax on the income under the policy for the period of disqualification and for subsequent periods, unless the failure was inadvertent, is corrected, and you, as policy owner or the issuer pays an amount to the IRS. Separate Account 1, through the funds, therefore intends to comply with these requirements.


In connection with the issuance of then temporary regulations, the U.S. Secretary of the Treasury has stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your policy to direct your investments under the policy to particular sub-accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the policy in any way necessary to avoid any such result.


As of the date of this prospectus, however, no such guidelines have been issued, although the U.S. Secretary of the Treasury has informally suggested that any such guidelines could limit the number of investment funds or frequency of transfers among such funds. If issued, these guidelines may be applied retroactively.

Taxation of Columbus Life


Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the sub-accounts for those taxes. Any charge will reduce your policy's account value.


We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your policy.


In addition, certain funds in which the sub-accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.


INDEPENDENT AUDITORS

The financial statements of Columbus Life Insurance Company Separate Account 1 at December 31, 2002, and for the periods then ended, and Columbus Life Insurance Company (statutory-basis) at December 31, 2002 and 2001, and for the years then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements for Separate Account 1 and the financial statements of Columbus Life are included in this statement of additional information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

DISTRIBUTOR

Touchstone Securities, Inc.*
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
(800) 669-2796 (press 3)


COLUMBUS LIFE VARIABLE UNIVERSAL LIFE SERVICE CENTER

P.O. Box 5737
Cincinnati, Ohio 45201-5737
(800) 677-9595


*A registered broker/dealer and member of the NASD and SIPC




                                          STATEMENT OF
                                          ADDITIONAL INFORMATION
                                          APRIL 28, 2003

                                          [COLUMBUS LIFE INSURANCE COMPANY LOGO]

FINANCIAL STATEMENTS

Columbus Life Insurance Company Separate Account 1

Periods ended December 31, 2002 with Report of Independent Auditors

                        Columbus Life Insurance Company
                               Separate Account 1

                              Financial Statements

                        Periods ended December 31, 2002

                                    Contents

Report of Independent Auditors ............................................................    1

Audited Financial Statements

Statement of Assets and Liabilities .......................................................    2
Statement of Operations and Changes in Net Assets for the Period ended December 31, 2002 ..    4
Statement of Operations and Changes in Net Assets for the Period ended December 31, 2001 ..    8
Notes to Financial Statements .............................................................   12

                         Report of Independent Auditors

Contractholders of Columbus Life Insurance Company Separate Account 1 and
Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Columbus Life Insurance Company Separate Account 1, comprising, respectively, the sub-accounts described in Note 2, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 2002, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
March 25, 2003

                        Columbus Life Separate Account 1

                      Statement of Assets and Liabilities

                               December 31, 2002

                                                         AIM Variable                    The Alger American

                                                    Insurance Funds, Inc.                        Fund

                                                    (unaffiliated issuer)               (unaffiliated issuer)
                                                 ----------------------------     --------------------------------

                                                                    V.I.               Small

                                                 V.I. Growth    Government        Capitalization         Growth

                                                     Fund     Securities Fund        Portfolio          Portfolio

                                                 Sub-Account    Sub-Account         Sub-Account        Sub-Account
                                                 ----------------------------     --------------------------------
Assets
  Investments in securities of unaffiliated
    issuers, at fair value (cost $195,335;
    $22,915; $81,546; $189,854; $20,443;
    $2,137,291; $19,408; $167,463; $170,625;
    $149,616; $113,841)                            $105,885        $24,063           $ 47,019            $108,947
                                                 ----------------------------     --------------------------------
      Total Invested Assets                         105,885         24,063             47,019             108,947

Other Assets (Liabilities)                                1             --                 (1)                 --
                                                 ----------------------------     --------------------------------

Net Assets                                         $105,886        $24,063           $ 47,018            $108,947
                                                 ============================     ================================

                                                           Scudder Asset Management*

                                                                   VIT Funds

                                                             (unaffiliated issuer)
                                                 ---------------------------------------------



                                                 EAFE Equity      Equity 500        Small Cap

                                                  Index Fund      Index Fund       Index Fund

                                                  Sub-Account     Sub-Account      Sub-Account
                                                 ---------------------------------------------
Assets
  Investments in securities of unaffiliated
    issuers, at fair value (cost $195,335;
    $22,915; $81,546; $189,854; $20,443;
    $2,137,291; $19,408; $167,463; $170,625;
    $149,616; $113,841)                             $17,996        $1,794,424        $19,194
                                                 ---------------------------------------------
      Total Invested Assets                          17,996         1,794,424         19,194

Other Assets (Liabilities)                                1                 7              1
                                                 ---------------------------------------------

Net Assets                                          $17,997        $1,794,431        $19,195
                                                 =============================================

                                                                         Fidelity Variable Insurance

                                                                                 Products Funds

                                                                             (unaffiliated issuer)
                                                 -----------------------------------------------------------------------------

                                                 Equity - Income        Contrafund            Growth &              Growth

                                                    Portfolio           Portfolio -       Income Portfolio        Portfolio

                                                 Service Class 2      Service Class 2      Service Class 2     Service Class 2

                                                   Sub-Account          Sub-Account          Sub-Account         Sub-Account
                                                 -----------------------------------------------------------------------------
Assets
  Investments in securities of unaffiliated
    issuers, at fair value (cost $195,335;
    $22,915; $81,546; $189,854; $20,443;
    $2,137,291; $19,408; $167,463; $170,625;
    $149,616; $113,841)                              $152,027            $ 157,612             $141,494            $93,401
                                                 -----------------------------------------------------------------------------
      Total Invested Assets                           152,027              157,612              141,494             93,401

Other Assets (Liabilities)                                  3                   (8)                   1                 --
                                                 -----------------------------------------------------------------------------

Net Assets                                           $152,030            $ 157,604             $141,495            $93,401
                                                 =============================================================================

                                                                    Fidelity Variable Insurance

                                                                           Products Funds

                                                                       (unaffiliated issuer)
                                                ---------------------------------------------------------------------



                                                 Asset Manager      Balanced           Mid Cap         Money Market

                                                  Portfolio -      Portfolio -       Portfolio -     Fund Portfolio -

                                                Service Class 2  Service Class 2   Service Class 2     Initial Class

                                                  Sub-Account      Sub-Account       Sub-Account        Sub-Account
                                                ---------------------------------------------------------------------
Assets
  Investments in securities of unaffiliated
    issuers, at fair value (cost $7,746;
    $150,602; $252,303; $240,656; $16,683;
    $47,274; $67,982;                                $7,231          $142,766          $243,350          $240,656
  Investments in securities of affiliated
    issuers, at fair value (cost $3,034;
    $263,977; $162,022; $78,441)
                                                ---------------------------------------------------------------------
      Total Invested Assets                           7,231           142,766           243,350           240,656

Other Assets (Liabilities)                                2                --                --                --
                                                ---------------------------------------------------------------------

Net Assets                                           $7,233          $142,766          $243,350          $240,656
                                                =====================================================================

                                                               Janus Aspen Series

                                                               (affiliated issuer)
                                                ------------------------------------------------

                                                  Aggressive        Capital        Worldwide

                                                    Growth        Appreciation       Growth

                                                  Portfolio -     Portfolio -      Portfolio -

                                                Service Shares   Service Shares   Service Shares

                                                  Sub-Account      Sub-Account     Sub-Account
                                                ------------------------------------------------
Assets
  Investments in securities of unaffiliated
    issuers, at fair value (cost $7,746;
    $150,602; $252,303; $240,656; $16,683;
    $47,274; $67,982;                               $15,093          $42,738          $57,109
  Investments in securities of affiliated
    issuers, at fair value (cost $3,034;
    $263,977; $162,022; $78,441)
                                                ------------------------------------------------
      Total Invested Assets                          15,093           42,738           57,109

Other Assets (Liabilities)                               --               --                2
                                                ------------------------------------------------

Net Assets                                          $15,093          $42,738          $57,111
                                                ================================================

                                                                       The Legends Fund, Inc.

                                                                        (affiliated issuer)
                                                -------------------------------------------------------------------

                                                 Harris Bretall

                                                   Sullivan &      Third Avenue     Gabelli Large       Baron Small

                                                  Smith Equity         Value           Cap Value            Cap

                                                Growth Portfolio     Portfolio         Portfolio         Portfolio

                                                   Sub-Account      Sub-Account       Sub-Account       Sub-Account
                                                -------------------------------------------------------------------
Assets
  Investments in securities of unaffiliated
    issuers, at fair value (cost $7,746;
    $150,602; $252,303; $240,656; $16,683;
    $47,274; $67,982;
  Investments in securities of affiliated
    issuers, at fair value (cost $3,034;
    $263,977; $162,022; $78,441)                     $2,964           $239,608          $134,754          $72,981
                                                -------------------------------------------------------------------
      Total Invested Assets                           2,964            239,608           134,754           72,981

Other Assets (Liabilities)                               (1)                --                 1                3
                                                -------------------------------------------------------------------

Net Assets                                           $2,963           $239,608          $134,755          $72,984
                                                ===================================================================

* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

See accompanying notes

                        Columbus Life Separate Account 1

                      Statement of Assets and Liabilities

                               December 31, 2002

                                                                      MFS Variable

                                                                    Insurance Trust

                                                                 (unaffiliated issuer)
                                             -------------------------------------------------------------
                                                                                Capital        Emerging

                                                Emerging        Investors     Opportunities     Growth

                                             Growth Series -  Trust Series -    Series -       Series -

                                              Initial Class   Initial Class   Service Class  Service Class

                                               Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                             -------------------------------------------------------------
Assets
  Investments in securities of unaffiliated
    issuers, at fair value (cost $136,094;
    $85,976; $174,590; $23,881; $118,961;
    $24,839; $29,366; $47,895, $142,199,
    $19,655)                                     $78,704         $61,890         $140,263       $18,112
                                             -------------------------------------------------------------
      Total Invested Assets                       78,704          61,890          140,263        18,112

Other Assets (Liabilities)                            --              --                4            --
                                             -------------------------------------------------------------

Net Assets                                       $78,704         $61,890         $140,267       $18,112
                                             =============================================================

                                                     MFS Variable                  Oppenheimer Variable

                                                   Insurance Trust                     Account Funds

                                                (unaffiliated issuer)              (unaffiliated issuer)
                                             ----------------------------     -------------------------------
                                                Mid Cap         New             Aggressive       Strategic

                                                 Growth       Discovery          Growth             Bond

                                                Series -      Series -          Fund/VA -         Fund/VA -

                                             Service Class  Service Class     Service Class     Service Class

                                              Sub-Account    Sub-Account       Sub-Account       Sub-Account
                                             ----------------------------     -------------------------------
Assets
  Investments in securities of unaffiliated
    issuers, at fair value (cost $136,094;
    $85,976; $174,590; $23,881; $118,961;
    $24,839; $29,366; $47,895, $142,199,
    $19,655)                                     $94,138       $22,101          $ 23,623           $50,355
                                             ----------------------------     -------------------------------
      Total Invested Assets                       94,138        22,101            23,623            50,355

Other Assets (Liabilities)                             2            --                (2)                4
                                             ----------------------------     -------------------------------

Net Assets                                       $94,140       $22,101          $ 23,621           $50,359
                                             ============================     ===============================

                                                 Oppenheimer                    PIMCO

                                                   Panorama                    Variable

                                               Series Fund, Inc.           Insurance Trust

                                             (unaffiliated issuer)      (unaffiliated issuer)
                                             ----------------------     ---------------------
                                                  International               Long-Term

                                                Growth Fund/VA -           U.S. Government

                                                  Service Class             Bond Portfolio

                                                   Sub-Account                Sub-Account
                                             ----------------------     ---------------------
Assets
  Investments in securities of unaffiliated
    issuers, at fair value (cost $136,094;
    $85,976; $174,590; $23,881; $118,961;
    $24,839; $29,366; $47,895, $142,199,
    $19,655)                                         $116,276                   $ 21,010
                                             ----------------------     ---------------------
      Total Invested Assets                           116,276                     21,010

Other Assets (Liabilities)                                 --                        (22)
                                             ----------------------     ---------------------

Net Assets                                           $116,276                   $ 20,988
                                             ======================     =====================

                                                                              Touchstone Variable

                                                                                 Series Trust

                                                                              (affiliated issuer)
                                             ------------------------------------------------------------------------------------


                                             International    Emerging     Small Cap    Growth/Value    Large Cap     Enhanced 30

                                              Equity Fund   Growth Fund   Value Fund       Fund       Growth Fund**      Fund

                                              Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                             ------------------------------------------------------------------------------------
Assets
  Investments in securities of affiliated
    issuers, at fair value (cost $86,377;
    $325,432; $51,594; $177,733; $710,617;
    $56,477; $906,239; $24,986; $14,294;
    $943,692; $973,827; $4,410,167; $111)       $55,807       $277,305      $ 53,617      $165,089       $711,593       $51,013
                                             ------------------------------------------------------------------------------------
      Total Invested Assets                      55,807        277,305        53,617       165,089        711,593        51,013

Other Assets (Liabilities)                           --              2            (7)            2             --            --
                                             ------------------------------------------------------------------------------------

Net Assets                                      $55,807       $277,307      $ 53,610      $165,091       $711,593       $51,013
                                             ====================================================================================

                                                               Touchstone Variable

                                                                  Series Trust

                                                               (affiliated issuer)
                                             -------------------------------------------------------
                                                             Growth &

                                             Value Plus       Income      Balanced     High Yield

                                                Fund           Fund          Fund         Fund

                                             Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                             -------------------------------------------------------
Assets
  Investments in securities of affiliated
    issuers, at fair value (cost $86,377;
    $325,432; $51,594; $177,733; $710,617;
    $56,477; $906,239; $24,986; $14,294;
    $943,692; $973,827; $4,410,167; $111)     $ 869,448      $ 20,268      $12,799      $892,449
                                             -------------------------------------------------------
      Total Invested Assets                     869,448        20,268       12,799       892,449

Other Assets (Liabilities)                           (7)           (4)          --            --
                                             -------------------------------------------------------

Net Assets                                    $ 869,441      $ 20,264      $12,799      $892,449
                                             =======================================================

                                                        Touchstone Variable

                                                           Series Trust

                                                        (affiliated issuer)
                                             -----------------------------------------
                                                               Standby

                                                    Bond        Income    Money Market

                                                    Fund         Fund         Fund

                                                Sub-Account  Sub-Account  Sub-Account
                                             -----------------------------------------
Assets
  Investments in securities of affiliated
    issuers, at fair value (cost $86,377;
    $325,432; $51,594; $177,733; $710,617;
    $56,477; $906,239; $24,986; $14,294;
    $943,692; $973,827; $4,410,167; $111)        $ 900,187   $4,410,100       $111
                                             -----------------------------------------
      Total Invested Assets                        900,187    4,410,100        111

Other Assets (Liabilities)                              (1)         195         --
                                             -----------------------------------------

Net Assets                                       $ 900,186   $4,410,295       $111
                                             =========================================

** Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

See accompanying notes

                        Columbus Life Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002

                                                                AIM V. I.                                          Scudder VIT
                                                               Government      Alger American      Alger American  EAFE Equity
                                             AIM V.I. Growth    Securities  Small Capitalization       Growth         Index*
                                               Sub-Account     Sub-Account       Sub-Account         Sub-Account   Sub-Account
                                             ---------------------------------------------------------------------------------
Income:
  Dividends                                     $      --       $    446          $     --            $      53     $    290
  Miscellaneous income (loss)                      (1,270)            26               348               (1,843)         (73)

Expenses:
  Mortality and expense risk, and
    administrative charge                           1,074            194               450                1,163          347
                                             ---------------------------------------------------------------------------------

  Net investment income (loss)                     (2,344)           278              (102)              (2,953)        (130)
                                             ---------------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                  10,846          1,244           (10,451)             (19,769)        (381)

  Realized gain on sale of fund shares                 --             --                --                   --           --

  Realized gain (loss) distributions              (56,657)           352            (5,105)             (33,130)     (13,338)
                                             ---------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                  (45,811)         1,596           (15,556)             (52,899)     (13,719)
                                             ---------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                       (48,155)         1,874           (15,658)             (55,852)     (13,849)
                                             ---------------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners           31,684          1,960            12,095               30,682        5,535

  Net transfers between subaccounts
    and/or fixed account                          (23,294)         3,708             1,174              (26,527)     (15,284)

  Withdrawals and surrenders                       (2,935)            --              (785)              (1,396)         (16)

  Cost of insurance and benefits
    provided by riders                            (12,827)          (929)           (4,620)             (14,835)      (1,808)

  Contract maintenance charge                      (3,447)          (247)           (1,465)              (3,333)      (1,406)
                                             ---------------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                        (10,819)         4,492             6,399              (15,409)     (12,979)
                                             ---------------------------------------------------------------------------------

Net increase (decrease) in net assets             (58,974)         6,366            (9,259)             (71,261)     (26,828)
                                             ---------------------------------------------------------------------------------

Net assets, at beginning of period                164,860         17,697            56,277              180,207       44,825
                                             ---------------------------------------------------------------------------------

Net assets, at end of period                    $ 105,886       $ 24,063          $ 47,018            $ 108,947     $ 17,997
                                             =================================================================================

                                                                                   Fidelity VIP Equity-     Fidelity VIP
                                               Scudder VIT     Scudder VIT Small    Income Portfolio-   Contrafund Portfolio-
                                            Equity 500 Index*      CAP Index*        Service Class 2       Service Class 2
                                               Sub-Account        Sub-Account          Sub-Account           Sub-Account
                                            ---------------------------------------------------------------------------------
Income:
  Dividends                                    $    20,479         $    150             $   1,130             $     904
  Miscellaneous income (loss)                        2,730              (13)                  430                  (104)

Expenses:
  Mortality and expense risk, and
    administrative charge                            9,968              235                   758                   579
                                            ---------------------------------------------------------------------------------

  Net investment income (loss)                      13,241              (98)                  802                   221
                                            ---------------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                 (293,710)            (381)              (15,544)              (12,351)

  Realized gain on sale of fund shares                  --               11                 1,405                    --

  Realized gain (loss) distributions              (185,769)          (8,922)              (14,182)               (2,809)
                                            ---------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                  (479,479)          (9,292)              (28,321)              (15,160)
                                            ---------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                       (466,238)          (9,390)              (27,519)              (14,939)
                                            ---------------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners           105,214            3,684                50,312                37,582

  Net transfers between subaccounts
    and/or fixed account                         1,351,242          (11,270)               82,185                22,968

  Withdrawals and surrenders                        (2,812)              --                  (397)                 (375)

  Cost of insurance and benefits
    provided by riders                             (55,421)          (1,164)              (10,533)               (7,071)

  Contract maintenance charge                      (33,832)            (886)               (5,975)               (4,961)
                                            ---------------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                       1,364,391           (9,636)              115,592                48,143
                                            ---------------------------------------------------------------------------------

Net increase (decrease) in net assets              898,153          (19,026)               88,073                33,204
                                            ---------------------------------------------------------------------------------

Net assets, at beginning of period                 896,278           38,221                63,957               124,400
                                            ---------------------------------------------------------------------------------

Net assets, at end of period                   $ 1,794,431         $ 19,195             $ 152,030             $ 157,604
                                            =================================================================================

                                             Fidelity VIP Growth &  Fidelity VIP Growth
                                               Income Portfolio-     Portfolio-Service
                                                Service Class 2           Class 2
                                                  Sub-Account           Sub-Account
                                             ------------------------------------------
Income:
  Dividends                                        $   2,419             $     82
  Miscellaneous income (loss)                           (375)                (341)

Expenses:
  Mortality and expense risk, and
    administrative charge                                948                  495
                                             ------------------------------------------

  Net investment income (loss)                         1,096                 (754)
                                             ------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                     (9,070)             (18,836)

  Realized gain on sale of fund shares                    --                   --

  Realized gain (loss) distributions                 (27,455)              (9,849)
                                             ------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                     (36,525)             (28,685)
                                             ------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                          (35,429)             (29,439)
                                             ------------------------------------------

Contract owners activity:
  Payments received from contract owners              28,623               40,328

  Net transfers between subaccounts
    and/or fixed account                             (37,211)              30,381

  Withdrawals and surrenders                            (188)                  --

  Cost of insurance and benefits
    provided by riders                                (4,263)              (6,602)

  Contract maintenance charge                         (3,182)              (4,948)
                                             ------------------------------------------

Net increase (decrease) from contract
  activity                                           (16,221)              59,159
                                             ------------------------------------------

Net increase (decrease) in net assets                (51,650)              29,720
                                             ------------------------------------------

Net assets, at beginning of period                   193,145               63,681
                                             ------------------------------------------

Net assets, at end of period                       $ 141,495             $ 93,401
                                             ==========================================

See accompanying notes

* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

** Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2002

                        Columbus Life Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002

                                                                                                               Fidelity VIP Money
                                               Fidelity VIP Asset     Fidelity VIP      Fidelity VIP Mid Cap       Market Fund
                                               Manager Portfolio-  Balanced Portfolio-    Portfolio-Service     Portfolio-Initial
                                                Service Class 2      Service Class 2            Class 2               Class
                                                  Sub-Account          Sub-Account           Sub-Account           Sub-Account
                                               ----------------------------------------------------------------------------------
Income:
  Dividends                                         $    62             $   2,549             $     999             $   1,775
  Miscellaneous income (loss)                            11                   (65)                  575                    37

Expenses:
  Mortality and expense risk, and
    administrative charge                                45                   441                   590                 4,896
                                               ----------------------------------------------------------------------------------

  Net investment income (loss)                           28                 2,043                   984                (3,084)
                                               ----------------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                      (643)               (8,752)              (12,613)                   --

  Realized gain on sale of fund shares                   --                    --                    --                    --

  Realized gain (loss) distributions                     15                (2,568)               (2,837)                   --
                                               ----------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                       (628)              (11,320)              (15,450)                   --
                                               ----------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                            (600)               (9,277)              (14,466)               (3,084)
                                               ----------------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners              6,969                43,786                32,472                98,525

  Net transfers between subaccounts
    and/or fixed account                                (28)               31,809               119,969               165,311

  Withdrawals and surrenders                             --                  (381)                   --                    --

  Cost of insurance and benefits
    provided by riders                                 (345)               (6,399)               (4,548)              (28,019)

  Contract maintenance charge                          (298)               (3,349)               (3,628)              (17,745)
                                               ----------------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                            6,298                65,466               144,265               218,072
                                               ----------------------------------------------------------------------------------

Net increase (decrease) in net assets                 5,698                56,189               129,799               214,988
                                               ----------------------------------------------------------------------------------

Net assets, at beginning of period                    1,535                86,577               113,551                25,668
                                               ----------------------------------------------------------------------------------

Net assets, at end of period                        $ 7,233             $ 142,766             $ 243,350             $ 240,656
                                               ==================================================================================

                                                                                                         Legends Harris
                                               Janus Aspen                                             Bretall Sullivan &
                                               Aggressive   Janus Aspen Capital       Janus Aspen         Smith Equity
                                                 Growth        Appreciation        Worldwide Growth          Growth
                                               Sub-Account      Sub-Account           Sub-Account          Sub-Account
                                               --------------------------------------------------------------------------
Income:
  Dividends                                      $     --        $     328             $    455             $    --
  Miscellaneous income (loss)                           6              (73)                 180                  (1)

Expenses:
  Mortality and expense risk, and
    administrative charge                              58              770                  555                   6
                                               --------------------------------------------------------------------------

  Net investment income (loss)                        (52)            (515)                  80                  (7)
                                               --------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                  (1,545)          (2,635)             (10,861)                (83)

  Realized gain on sale of fund shares                 --               --                   --                  --

  Realized gain (loss) distributions                 (694)         (16,044)             (13,440)               (173)
                                               --------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                   (2,239)         (18,679)             (24,301)               (256)
                                               --------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                        (2,291)         (19,194)             (24,221)               (263)
                                               --------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners           13,546           13,329               32,537               4,454

  Net transfers between subaccounts
    and/or fixed account                            3,947          (64,724)             (14,086)                399

  Withdrawals and surrenders                           --               --                  (11)                 --

  Cost of insurance and benefits
    provided by riders                             (1,751)          (3,190)              (3,472)             (1,363)

  Contract maintenance charge                      (1,067)          (2,487)              (2,616)               (356)
                                               --------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                         14,675          (57,072)              12,352               3,134
                                               --------------------------------------------------------------------------

Net increase (decrease) in net assets              12,384          (76,266)             (11,869)              2,871
                                               --------------------------------------------------------------------------

Net assets, at beginning of period                  2,709          119,004               68,980                  92
                                               --------------------------------------------------------------------------

Net assets, at end of period                     $ 15,093        $  42,738             $ 57,111             $ 2,963
                                               ==========================================================================

                                                                                                   MFS VIT Emerging
                                               Legends Third   Legends Gabelli     Legends Baron    Growth Series -
                                                Avenue Value   Large Cap Value       Small Cap       Initial Class
                                                Sub-Account      Sub-Account        Sub-Account       Sub-Account
                                               --------------------------------------------------------------------
Income:
  Dividends                                      $   5,063        $      65          $     --         $      --
  Miscellaneous income (loss)                          425           (1,565)               89              (964)

Expenses:
  Mortality and expense risk, and
    administrative charge                            1,289              373               245               833
                                               --------------------------------------------------------------------

  Net investment income (loss)                       4,199           (1,873)             (156)           (1,797)
                                               --------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                  (24,764)         (16,511)           (6,399)           10,280

  Realized gain on sale of fund shares                  --               --                --                --

  Realized gain (loss) distributions               (25,279)         (13,572)             (187)          (50,963)
                                               --------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                   (50,043)         (30,083)           (6,586)          (40,683)
                                               --------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                        (45,844)         (31,956)           (6,742)          (42,480)
                                               --------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners            55,117           38,466            16,295            25,312

  Net transfers between subaccounts
    and/or fixed account                            50,789           51,728            47,216           (20,605)

  Withdrawals and surrenders                            --              (11)               --            (5,543)

  Cost of insurance and benefits
    provided by riders                              (8,160)          (5,262)           (2,989)          (10,500)

  Contract maintenance charge                       (5,277)          (2,716)           (2,556)           (2,014)
                                               --------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                          92,469           82,205            57,966           (13,350)
                                               --------------------------------------------------------------------

Net increase (decrease) in net assets               46,625           50,249            51,224           (55,830)
                                               --------------------------------------------------------------------

Net assets, at beginning of period                 192,983           84,506            21,760           134,534
                                               --------------------------------------------------------------------

Net assets, at end of period                     $ 239,608        $ 134,755          $ 72,984         $  78,704
                                               ====================================================================

See accompanying notes

* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002 002

** Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2002

                        Columbus Life Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002

                                                                        MFS Capital         MFS Emerging     MFS Mid Cap
                                                MFS VIT Investors   Opportunities Series   Growth Series-   Growth Series-
                                              Trust - Initial Class    Service Class       Service Class    Service Class
                                                   Sub-Account          Sub-Account         Sub-Account      Sub-Account
                                              ----------------------------------------------------------------------------
Income:
  Dividends                                         $    360             $      --           $     --         $      --
  Miscellaneous income (loss)                            296                   437                 19              (356)

Expenses:
  Mortality and expense risk, and
    administrative charge                                603                   689                 97               971
                                              ----------------------------------------------------------------------------

  Net investment income (loss)                            53                  (252)               (78)           (1,327)
                                              ----------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                    (11,855)              (29,431)            (5,216)          (25,539)

  Realized gain on sale of fund shares                    --                    --                 --                --

  Realized gain (loss) distributions                  (4,401)              (22,716)            (1,018)          (50,425)
                                              ----------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                     (16,256)              (52,147)            (6,234)          (75,964)
                                              ----------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                          (16,203)              (52,399)            (6,312)          (77,291)
                                              ----------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners              13,175                66,876              7,002            64,759

  Net transfers between subaccounts
    and/or fixed account                              (2,085)                8,183              4,115            (8,893)

  Withdrawals and surrenders                          (3,458)                   --                 --              (143)

  Cost of insurance and benefits
    provided by riders                                (5,294)               (3,224)            (1,285)           (5,320)

  Contract maintenance charge                           (919)               (1,986)            (1,144)           (4,030)
                                              ----------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                             1,419                69,849              8,688            46,373
                                              ----------------------------------------------------------------------------

Net increase (decrease) in net assets                (14,784)               17,450              2,376           (30,918)
                                              ----------------------------------------------------------------------------

Net assets, at beginning of period                    76,674               122,817             15,736           125,058
                                              ----------------------------------------------------------------------------

Net assets, at end of period                        $ 61,890             $ 140,267           $ 18,112         $  94,140
                                              ============================================================================

                                                   MFS New        Oppenheimer                        Oppenheimer      PIMCO Long-
                                              Discovery Series-   Aggressive        Oppenheimer     International      Term U.S.
                                                Service Class       Growth        Strategic Bond       Growth       Government Bond
                                                 Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account
                                              -------------------------------------------------------------------------------------
Income:
  Dividends                                       $     --         $    102          $    135        $     610         $  1,344
  Miscellaneous income (loss)                          (12)             (26)              (43)          (1,864)             (61)

Expenses:
  Mortality and expense risk, and
    administrative charge                               86              105               137              348              194
                                              -------------------------------------------------------------------------------------

  Net investment income (loss)                         (98)             (29)              (45)          (1,602)           1,089
                                              -------------------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                   (3,007)          (5,650)            2,437          (20,610)             987

  Realized gain on sale of fund shares                  --               --                --               --              420

  Realized gain (loss) distributions                  (664)            (609)              (64)         (10,819)             862
                                              -------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                    (3,671)          (6,259)            2,373          (31,429)           2,269
                                              -------------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                         (3,769)          (6,288)            2,328          (33,031)           3,358
                                              -------------------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners             6,574            4,900             8,617           39,610            2,879

  Net transfers between subaccounts
    and/or fixed account                            11,560            9,712            42,433           33,737           (5,705)

  Withdrawals and surrenders                          (150)            (162)               --               --               --

  Cost of insurance and benefits
    provided by riders                              (1,453)          (1,022)           (2,191)          (3,685)          (1,292)

  Contract maintenance charge                         (932)            (844)           (1,736)          (2,036)            (339)
                                              -------------------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                          15,599           12,584            47,123           67,626           (4,457)
                                              -------------------------------------------------------------------------------------

Net increase (decrease) in net assets               11,830            6,296            49,451           34,595           (1,099)
                                              -------------------------------------------------------------------------------------

Net assets, at beginning of period                  10,271           17,325               908           81,681           22,087
                                              -------------------------------------------------------------------------------------

Net assets, at end of period                      $ 22,101         $ 23,621          $ 50,359        $ 116,276         $ 20,988
                                              =====================================================================================

                                                    Touchstone           Touchstone
                                               International Equity    Emerging Growth   Touchstone Small
                                                       Fund                 Fund          Cap Value Fund
                                                    Sub-Account          Sub-Account        Sub-Account
                                              -----------------------------------------------------------
Income:
  Dividends                                          $    459             $   6,392          $     --
  Miscellaneous income (loss)                          (1,171)               (1,709)               93

Expenses:
  Mortality and expense risk, and
    administrative charge                                 525                 1,647               374
                                              -----------------------------------------------------------

  Net investment income (loss)                         (1,237)                3,036              (281)
                                              -----------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                       4,524               (38,596)              754

  Realized gain on sale of fund shares                     --                 6,233                --

  Realized gain (loss) distributions                  (20,802)              (32,493)          (14,150)
                                              -----------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                      (16,278)              (64,856)          (13,396)
                                              -----------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                           (17,515)              (61,820)          (13,677)
                                              -----------------------------------------------------------

Contract owners activity:
  Payments received from contract owners               17,765                91,835            12,783

  Net transfers between subaccounts
    and/or fixed account                               (3,042)              100,622            16,708

  Withdrawals and surrenders                           (3,853)               (5,514)              (10)

  Cost of insurance and benefits
    provided by riders                                 (3,223)              (14,368)           (4,677)

  Contract maintenance charge                          (1,045)               (7,942)           (1,125)
                                              -----------------------------------------------------------

Net increase (decrease) from contract
  activity                                              6,602               164,633            23,679
                                              -----------------------------------------------------------

Net increase (decrease) in net assets                 (10,913)              102,813            10,002
                                              -----------------------------------------------------------

Net assets, at beginning of period                     66,720               174,494            43,608
                                              -----------------------------------------------------------

Net assets, at end of period                         $ 55,807             $ 277,307          $ 53,610
                                              ===========================================================

See accompanying notes

* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002 002

** Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2002

                        Columbus Life Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002

                                               Touchstone   Touchstone Large                                            Touchstone
                                              Growth/Value  Cap Growth Fund       Touchstone      Touchstone Value   Growth & Income
                                                  Fund            **           Enhanced 30 Fund      Plus Fund            Fund
                                              Sub-Account     Sub-Account         Sub-Account       Sub-Account        Sub-Account
                                              --------------------------------------------------------------------------------------
Income:
  Dividends                                    $      --       $      --           $    706          $  10,805          $    819
  Miscellaneous income (loss)                       (410)             (5)            (2,692)              (828)             (356)

Expenses:
  Mortality and expense risk, and
    administrative charge                            517             417                324              1,409               151
                                              --------------------------------------------------------------------------------------

  Net investment income (loss)                      (927)           (422)            (2,310)             8,568               312
                                              --------------------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                (11,027)            984                962            (34,986)           (3,294)

  Realized gain on sale of fund shares                --              --                 --                 65               823

  Realized gain (loss) distributions             (33,858)            (57)           (10,465)           (18,430)           (1,063)
                                              --------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                 (44,885)            927             (9,503)           (53,351)           (3,534)
                                              --------------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                      (45,812)            505            (11,813)           (44,783)           (3,222)
                                              --------------------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners          50,287             662             15,562             72,221             4,481

  Net transfers between subaccounts
    and/or fixed account                          99,250         710,999            (22,696)           743,178             5,448

  Withdrawals and surrenders                          --              --               (343)              (397)             (263)

  Cost of insurance and benefits
    provided by riders                            (3,051)           (441)            (6,672)            (4,361)             (596)

  Contract maintenance charge                     (3,410)           (311)            (1,314)            (3,971)             (413)
                                              --------------------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                       143,076         710,909            (15,463)           806,670             8,657
                                              --------------------------------------------------------------------------------------

Net increase (decrease) in net assets             97,264         711,414            (27,276)           761,887             5,435
                                              --------------------------------------------------------------------------------------

Net assets, at beginning of period                67,827             179             78,289            107,554            14,829
                                              --------------------------------------------------------------------------------------

Net assets, at end of period                   $ 165,091       $ 711,593           $ 51,013          $ 869,441          $ 20,264
                                              ======================================================================================

                                                                                                   Touchstone
                                              Touchstone      Touchstone High   Touchstone Bond   Standby Income   Touchstone Money
                                             Balanced Fund    Yield Bond Fund         Fund             Fund           Market Fund
                                              Sub-Account       Sub-Account       Sub-Account      Sub-Account        Sub-Account
                                             --------------------------------------------------------------------------------------
Income:
  Dividends                                    $    272          $  63,996         $  78,207       $    21,534         $     33
  Miscellaneous income (loss)                        46                181               628               728               24

Expenses:
  Mortality and expense risk, and
    administrative charge                           117                716               815             7,673               38
                                             --------------------------------------------------------------------------------------

  Net investment income (loss)                      201             63,461            78,020            14,589               19
                                             --------------------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                (1,279)           (49,912)          (73,414)            1,823               --

  Realized gain on sale of fund shares                1                 --                --                --               --

  Realized gain (loss) distributions               (272)              (848)              632            (2,910)              --
                                             --------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                 (1,550)           (50,760)          (72,782)           (1,087)              --
                                             --------------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                      (1,349)            12,701             5,238            13,502               19
                                             --------------------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners          2,971              4,325            14,160         9,281,247           54,675

  Net transfers between subaccounts
    and/or fixed account                           (760)           865,890           884,052        (5,177,688)         (53,428)

  Withdrawals and surrenders                         (6)                --                --            (1,016)              --

  Cost of insurance and benefits
    provided by riders                             (847)            (2,869)           (4,591)          (84,263)            (921)

  Contract maintenance charge                      (281)            (1,321)           (3,040)          (32,438)            (335)
                                             --------------------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                        1,077            866,025           890,581         3,985,842               (9)
                                             --------------------------------------------------------------------------------------

Net increase (decrease) in net assets              (272)           878,726           895,819         3,999,344               10
                                             --------------------------------------------------------------------------------------

Net assets, at beginning of period               13,071             13,723             4,367           410,951              101
                                             --------------------------------------------------------------------------------------

Net assets, at end of period                   $ 12,799          $ 892,449         $ 900,186       $ 4,410,295         $    111
                                             ======================================================================================

See accompanying notes

* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002 002

** Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2002

                        Columbus Life Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2001

                                                               AIM V. I.                                                Deutsche VIT
                                                              Government       Alger American        Alger American     EAFE Equity
                                            AIM V.I. Growth   Securities    Small Capitalization         Growth           Index*
                                              Sub-Account     Sub-Account        Sub-Account           Sub-Account      Sub-Account
                                            ----------------------------------------------------------------------------------------
Income:
  Dividends                                   $     381        $    507           $     27             $     414         $     --
  Miscellaneous income (loss)                      (458)             (1)              (227)                 (217)             102

Expenses:
  Mortality and expense risk, and
    administrative charge                         1,416              79                485                 1,620              112
                                            ----------------------------------------------------------------------------------------

  Net investment income (loss)                   (1,493)            427               (685)               (1,423)             (10)
                                            ----------------------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments               (47,110)           (311)            (7,030)              (18,994)          (2,066)

  Realized gain on sale of fund shares               --              --                 --                22,454               --

  Realized gain (loss) distributions            (21,526)            203            (12,913)              (27,266)             (81)
                                            ----------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                (68,636)           (108)           (19,943)              (23,806)          (2,147)
                                            ----------------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                     (70,129)            319            (20,628)              (25,229)          (2,157)
                                            ----------------------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners         75,729           1,908             31,672                66,055            3,560

  Net transfers between subaccounts
    and/or fixed account                          4,160           7,759             (5,457)              (21,651)          44,038

  Withdrawals and surrenders                       (849)             --               (430)                 (717)              --

  Cost of insurance and benefits
    provided by riders                          (17,531)           (407)            (4,973)              (18,504)            (340)

  Contract maintenance charge                    (3,909)           (165)            (1,613)               (3,745)            (276)
                                            ----------------------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                       57,600           9,095             19,199                21,438           46,982
                                            ----------------------------------------------------------------------------------------

Net increase (decrease) in net assets           (12,529)          9,414             (1,429)               (3,791)          44,825
                                            ----------------------------------------------------------------------------------------

Net assets, at beginning of period              177,389           8,283             57,706               183,998               --
                                            ----------------------------------------------------------------------------------------

Net assets, at end of period                  $ 164,860        $ 17,697           $ 56,277             $ 180,207         $ 44,825
                                            ========================================================================================

                                                                                     Fidelity VIP Equity-         Fidelity VIP
                                              Deutsche VIT     Deutsche VIT Small      Income Portfolio-     Contrafund Portfolio-
                                            Equity 500 Index       CAP Index*           Service Class 2*        Service Class 2*
                                               Sub-Account        Sub-Account             Sub-Account             Sub-Account
                                            --------------------------------------------------------------------------------------
Income:
  Dividends                                     $   7,248          $    217                $     --                $      --
  Miscellaneous income (loss)                         694               (82)                     55                    1,190

Expenses:
  Mortality and expense risk, and
    administrative charge                           3,142                68                     139                      111
                                            --------------------------------------------------------------------------------------

  Net investment income (loss)                      4,800                67                     (84)                   1,079
                                            --------------------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                 (48,333)              167                      95                     (662)

  Realized gain on sale of fund shares                755             1,748                      --                       --

  Realized gain (loss) distributions               (2,841)              (12)                   (147)                    (248)
                                            --------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                  (50,419)            1,903                     (52)                    (910)
                                            --------------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                       (45,619)            1,970                    (136)                     169
                                            --------------------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners          681,178             8,944                  57,753                  123,305

  Net transfers between subaccounts
    and/or fixed account                          274,208            27,500                   8,769                    3,272

  Withdrawals and surrenders                       (2,729)               --                      --                       --

  Cost of insurance and benefits
    provided by riders                            (15,158)             (100)                 (1,510)                  (1,328)

  Contract maintenance charge                      (8,911)              (93)                   (919)                  (1,018)
                                            --------------------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                        928,588            36,251                  64,093                  124,231
                                            --------------------------------------------------------------------------------------

Net increase (decrease) in net assets             882,969            38,221                  63,957                  124,400
                                            --------------------------------------------------------------------------------------

Net assets, at beginning of period                 13,309                --                      --                       --
                                            --------------------------------------------------------------------------------------

Net assets, at end of period                    $ 896,278          $ 38,221                $ 63,957                $ 124,400
                                            ======================================================================================

                                            Fidelity VIP Growth &  Fidelity VIP Growth
                                              Income Portfolio-     Portfolio-Service
                                               Service Class 2*         Class 2*
                                                 Sub-Account           Sub-Account
                                            ------------------------------------------
Income:
  Dividends                                       $      --             $     --
  Miscellaneous income (loss)                           686                   73

Expenses:
  Mortality and expense risk, and
    administrative charge                               326                  155
                                            ------------------------------------------

  Net investment income (loss)                          360                  (82)
                                            ------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                       944               (1,607)

  Realized gain on sale of fund shares                   --                   --

  Realized gain (loss) distributions                   (235)                (216)
                                            ------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                        709               (1,823)
                                            ------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                           1,069               (1,905)
                                            ------------------------------------------

Contract owners activity:
  Payments received from contract owners            112,436               58,088

  Net transfers between subaccounts
    and/or fixed account                             81,363               10,002

  Withdrawals and surrenders                             --                   --

  Cost of insurance and benefits
    provided by riders                                 (986)              (1,369)

  Contract maintenance charge                          (737)              (1,135)
                                            ------------------------------------------

Net increase (decrease) from contract
  activity                                          192,076               65,586
                                            ------------------------------------------

Net increase (decrease) in net assets               193,145               63,681
                                            ------------------------------------------

Net assets, at beginning of period                       --                   --
                                            ------------------------------------------

Net assets, at end of period                      $ 193,145             $ 63,681
                                            ==========================================

See accompanying notes

*     For the period March 19, 2001 (commencement of operations) to December 31,
      2001

**    For the period May 1, 2001 (commencement of operations) to December 31,
      2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Bond Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2001

                        Columbus Life Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2001

                                                                                                              Fidelity VIP Money
                                              Fidelity VIP Asset      Fidelity VIP     Fidelity VIP Mid Cap       Market Fund
                                              Manager Portfolio-   Balanced Portfolio-   Portfolio-Service     Portfolio-Initial
                                               Service Class 2*     Service Class 2*          Class 2*              Class*
                                                  Sub-Account          Sub-Account          Sub-Account           Sub-Account
                                              ----------------------------------------------------------------------------------
Income:
  Dividends                                         $    --             $     --             $      --             $    224
  Miscellaneous income (loss)                             1                  791                   607                   37

Expenses:
  Mortality and expense risk, and
    administrative charge                                 6                   92                    62                2,308
                                              ----------------------------------------------------------------------------------

  Net investment income (loss)                           (5)                 699                   545               (2,047)
                                              ----------------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                       126                  916                 3,660                   --

  Realized gain on sale of fund shares                   --                   --                    --                   --

  Realized gain (loss) distributions                     (3)                 (58)                  (97)                  --
                                              ----------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                        123                  858                 3,563                   --
                                              ----------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                             118                1,557                 4,108               (2,047)
                                              ----------------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners              1,554               73,143               109,818               38,391

  Net transfers between subaccounts
    and/or fixed account                                 --               13,552                   614                2,572

  Withdrawals and surrenders                             --                   --                    --                   --

  Cost of insurance and benefits
    provided by riders                                  (70)              (1,142)                 (524)              (7,812)

  Contract maintenance charge                           (67)                (533)                 (465)              (5,436)
                                              ----------------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                            1,417               85,020               109,443               27,715
                                              ----------------------------------------------------------------------------------

Net increase (decrease) in net assets                 1,535               86,577               113,551               25,668
                                              ----------------------------------------------------------------------------------

Net assets, at beginning of period                       --                   --                    --                   --
                                              ----------------------------------------------------------------------------------

Net assets, at end of period                        $ 1,535             $ 86,577             $ 113,551             $ 25,668
                                              ==================================================================================

                                                                                                           Legends Harris
                                              Janus Aspen                               Janus Aspen      Bretall Sullivan &
                                              Aggressive       Janus Aspen Capital    Worldwide Growth      Smith Equity
                                                Growth*           Appreciation*               *                Growth*
                                              Sub-Account          Sub-Account           Sub-Account        Sub-Account
                                              -----------------------------------------------------------------------------
Income:
  Dividends                                     $    --             $     244             $     53             $   9
  Miscellaneous income (loss)                        21                   633                  461                (4)

Expenses:
  Mortality and expense risk, and
    administrative charge                             7                   268                  131                --
                                              -----------------------------------------------------------------------------

  Net investment income (loss)                       14                   609                  383                 5
                                              -----------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                   (48)               (1,903)                 (12)               12

  Realized gain on sale of fund shares               --                    --                   --                --

  Realized gain (loss) distributions               (228)                 (152)                (139)              (25)
                                              -----------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                   (276)               (2,055)                (151)              (13)
                                              -----------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                        (262)               (1,446)                 232                (8)
                                              -----------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners          3,240                39,806               31,326               100

  Net transfers between subaccounts
    and/or fixed account                             60                82,532               38,812                --

  Withdrawals and surrenders                         --                    --                   --                --

  Cost of insurance and benefits
    provided by riders                             (175)               (1,044)                (799)               --

  Contract maintenance charge                      (154)                 (844)                (591)               --
                                              -----------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                        2,971               120,450               68,748               100
                                              -----------------------------------------------------------------------------

Net increase (decrease) in net assets             2,709               119,004               68,980                92
                                              -----------------------------------------------------------------------------

Net assets, at beginning of period                   --                    --                   --                --
                                              -----------------------------------------------------------------------------

Net assets, at end of period                    $ 2,709             $ 119,004             $ 68,980             $  92
                                              =============================================================================

                                                                      Legends Gabelli                           MFS VIT Emerging
                                                 Legends Third        Large Cap Value       Legends Baron        Growth Series -
                                                 Avenue Value*                *               Small Cap*          Initial Class
                                                  Sub-Account           Sub-Account          Sub-Account           Sub-Account
                                              ----------------------------------------------------------------------------------
Income:
  Dividends                                        $     809             $  2,074             $     --             $      --
  Miscellaneous income (loss)                          3,220                1,202                1,166                  (391)

Expenses:
  Mortality and expense risk, and
    administrative charge                                252                  104                   24                 1,070
                                              ----------------------------------------------------------------------------------

  Net investment income (loss)                         3,777                3,172                1,142                (1,461)
                                              ----------------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                        395              (10,757)                 939               (39,322)

  Realized gain on sale of fund shares                    --                   --                   --                 7,451

  Realized gain (loss) distributions                     (73)                (167)                 263               (18,255)
                                              ----------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                         322              (10,924)               1,202               (50,126)
                                              ----------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                            4,099               (7,752)               2,344               (51,587)
                                              ----------------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners             107,050               92,407               19,201                58,441

  Net transfers between subaccounts
    and/or fixed account                              83,192                1,636                  775                 7,954

  Withdrawals and surrenders                              --                   --                   --                  (926)

  Cost of insurance and benefits
    provided by riders                                  (690)              (1,001)                (313)              (13,999)

  Contract maintenance charge                           (668)                (784)                (247)               (2,353)
                                              ----------------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                           188,884               92,258               19,416                49,117
                                              ----------------------------------------------------------------------------------

Net increase (decrease) in net assets                192,983               84,506               21,760                (2,470)
                                              ----------------------------------------------------------------------------------

Net assets, at beginning of period                        --                   --                   --               137,004
                                              ----------------------------------------------------------------------------------

Net assets, at end of period                       $ 192,983             $ 84,506             $ 21,760             $ 134,534
                                              ==================================================================================

See accompanying notes

*     For the period March 19, 2001 (commencement of operations) to December 31,
      2001

**    For the period May 1, 2001 (commencement of operations) to December 31,
      2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Bond Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2001

                        Columbus Life Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2001

                                                                        MFS Capital           MFS Emerging         MFS Mid Cap
                                                MFS VIT Investors   Opportunities Series     Growth Series-       Growth Series-
                                              Trust - Initial Class    Service Class*        Service Class*       Service Class*
                                                   Sub-Account          Sub-Account           Sub-Account          Sub-Account
                                              ----------------------------------------------------------------------------------
Income:
  Dividends                                         $    534             $       5             $     --             $       1
  Miscellaneous income (loss)                            (64)                  807                   10                  (569)

Expenses:
  Mortality and expense risk, and
    administrative charge                                673                    86                   40                   297
                                              ----------------------------------------------------------------------------------

  Net investment income (loss)                          (203)                  726                  (30)                 (865)
                                              ----------------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                    (11,003)               (4,896)                (553)                  706

  Realized gain on sale of fund shares                 1,890                     3                    7                    --

  Realized gain (loss) distributions                  (5,356)                 (888)                (157)               (4,286)
                                              ----------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                     (14,469)               (5,781)                (703)               (3,580)
                                              ----------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                          (14,672)               (5,055)                (733)               (4,445)
                                              ----------------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners              41,749               127,745                9,850                44,383

  Net transfers between subaccounts
    and/or fixed account                             (26,667)                1,056                7,255                86,607

  Withdrawals and surrenders                            (110)                   --                   --                    --

  Cost of insurance and benefits
    provided by riders                                (7,055)                 (565)                (319)                 (927)

  Contract maintenance charge                         (1,107)                 (364)                (317)                 (560)
                                              ----------------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                             6,810               127,872               16,469               129,503
                                              ----------------------------------------------------------------------------------

Net increase (decrease) in net assets                 (7,862)              122,817               15,736               125,058
                                              ----------------------------------------------------------------------------------

Net assets, at beginning of period                    84,536                    --                   --                    --
                                              ----------------------------------------------------------------------------------

Net assets, at end of period                        $ 76,674             $ 122,817             $ 15,736             $ 125,058
                                              ==================================================================================

                                                  MFS New            Oppenheimer                               Oppenheimer
                                              Discovery Series-       Aggressive           Oppenheimer        International
                                               Service Class*           Growth*          Strategic Bond*         Growth*
                                                 Sub-Account          Sub-Account          Sub-Account         Sub-Account
                                              -----------------------------------------------------------------------------
Income:
  Dividends                                       $      3             $     --             $    --             $     --
  Miscellaneous income (loss)                           46                  (42)                 (2)                  85

Expenses:
  Mortality and expense risk, and
    administrative charge                               22                   58                   2                   30
                                              -----------------------------------------------------------------------------

  Net investment income (loss)                          27                 (100)                 (4)                  55
                                              -----------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                      266                  (93)                 23               (5,315)

  Realized gain on sale of fund shares                  --                   --                  --                   --

  Realized gain (loss) distributions                   (51)                 (99)                  1                 (163)
                                              -----------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                       215                 (192)                 24               (5,478)
                                              -----------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                            242                 (292)                 20               (5,423)
                                              -----------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners             9,898               17,456               1,106               83,441

  Net transfers between subaccounts
    and/or fixed account                               506                  793                  (2)               4,136

  Withdrawals and surrenders                            --                   --                  --                   --

  Cost of insurance and benefits
    provided by riders                                (264)                (331)               (103)                (233)

  Contract maintenance charge                         (111)                (301)               (113)                (240)
                                              -----------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                          10,029               17,617                 888               87,104
                                              -----------------------------------------------------------------------------

Net increase (decrease) in net assets               10,271               17,325                 908               81,681
                                              -----------------------------------------------------------------------------

Net assets, at beginning of period                      --                   --                  --                   --
                                              -----------------------------------------------------------------------------

Net assets, at end of period                      $ 10,271             $ 17,325             $   908             $ 81,681
                                              =============================================================================

                                                PIMCO Long-          Touchstone           Touchstone
                                                 Term U.S.      International Equity    Emerging Growth      Touchstone Small
                                              Government Bond           Fund                 Fund             Cap Value Fund
                                                Sub-Account          Sub-Account          Sub-Account           Sub-Account
                                              -------------------------------------------------------------------------------
Income:
  Dividends                                      $  1,471             $     --             $      --             $    142
  Miscellaneous income (loss)                          (7)                (503)                    3                  (20)

Expenses:
  Mortality and expense risk, and
    administrative charge                             199                  537                   743                  160
                                              -------------------------------------------------------------------------------

  Net investment income (loss)                      1,265               (1,040)                 (740)                 (38)
                                              -------------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                  (1,329)             (14,940)               (5,324)               5,748

  Realized gain on sale of fund shares                328                   --                13,845                   --

  Realized gain (loss) distributions                  834               (6,363)               (1,365)              (2,588)
                                              -------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                     (167)             (21,303)                7,156                3,160
                                              -------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                         1,098              (22,343)                6,416                3,122
                                              -------------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners            3,538               27,042                76,081               15,735

  Net transfers between subaccounts
    and/or fixed account                           (6,364)               9,368                53,828               18,730

  Withdrawals and surrenders                          (27)              (1,115)               (1,048)                 (99)

  Cost of insurance and benefits
    provided by riders                             (1,089)              (3,750)               (4,061)              (1,215)

  Contract maintenance charge                        (173)              (1,196)               (1,760)                (354)
                                              -------------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                         (4,115)              30,349               123,040               32,797
                                              -------------------------------------------------------------------------------

Net increase (decrease) in net assets              (3,017)               8,006               129,456               35,919
                                              -------------------------------------------------------------------------------

Net assets, at beginning of period                 25,104               58,714                45,038                7,689
                                              -------------------------------------------------------------------------------

Net assets, at end of period                     $ 22,087             $ 66,720             $ 174,494             $ 43,608
                                              ===============================================================================

See accompanying notes

*     For the period March 19, 2001 (commencement of operations) to December 31,
      2001

**    For the period May 1, 2001 (commencement of operations) to December 31,
      2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Bond Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2001

                        Columbus Life Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2001

                                                    Touchstone
                                                   Growth/Value     Touchstone Equity     Touchstone        Touchstone Value
                                                      Fund**              Fund**       Enhanced 30 Fund         Plus Fund
                                                   Sub-Account         Sub-Account        Sub-Account          Sub-Account
                                                   -------------------------------------------------------------------------
Income:
  Dividends                                         $     --             $  --             $    745             $   1,196
  Miscellaneous income (loss)                            852                --                   (2)                 (157)

Expenses:
  Mortality and expense risk, and
    administrative charge                                 27                --                  624                   319
                                                   -------------------------------------------------------------------------

  Net investment income (loss)                           825                --                  119                   720
                                                   -------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                     (1,605)               (9)              (7,192)               (1,244)

  Realized gain on sale of fund shares                    --                --                   --                    --

  Realized gain (loss) distributions                    (258)              (12)                (920)                 (655)
                                                   -------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                      (1,863)              (21)              (8,112)               (1,899)
                                                   -------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                           (1,038)              (21)              (7,993)               (1,179)
                                                   -------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners              62,509               200               19,498                95,430

  Net transfers between subaccounts
    and/or fixed account                               6,710                --               11,418                 2,212

  Withdrawals and surrenders                              --                --                  (15)                  (28)

  Cost of insurance and benefits
    provided by riders                                  (249)                                (4,058)               (1,449)

  Contract maintenance charge                           (105)                                  (897)                 (570)
                                                   -------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                            68,865               200               25,946                95,595
                                                   -------------------------------------------------------------------------

Net increase (decrease) in net assets                 67,827               179               17,953                94,416
                                                   -------------------------------------------------------------------------

Net assets, at beginning of period                        --                --               60,336                13,138
                                                   -------------------------------------------------------------------------

Net assets, at end of period                        $ 67,827             $ 179             $ 78,289             $ 107,554
                                                   =========================================================================

                                                     Touchstone
                                                   Growth & Income        Touchstone         Touchstone High     Touchstone Bond
                                                        Fund             Balanced Fund       Yield Bond Fund           Fund
                                                     Sub-Account          Sub-Account          Sub-Account         Sub-Account
                                                   -----------------------------------------------------------------------------
Income:
  Dividends                                           $    577             $    446             $  1,320             $   266
  Miscellaneous income (loss)                               33                  (95)                   1                (118)

Expenses:
  Mortality and expense risk, and
    administrative charge                                  127                   96                   92                  11
                                                   -----------------------------------------------------------------------------

  Net investment income (loss)                             483                  255                1,229                 137
                                                   -----------------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                       (1,772)                (145)                (533)               (227)

  Realized gain on sale of fund shares                     456                  146                   --                  --

  Realized gain (loss) distributions                       (69)                 (66)                 (44)                 27
                                                   -----------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                        (1,385)                 (65)                (577)               (200)
                                                   -----------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                               (902)                 190                  652                 (63)
                                                   -----------------------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                13,374               12,856                2,688               4,900

  Net transfers between subaccounts
    and/or fixed account                                (5,611)              (1,975)               3,460                 (38)

  Withdrawals and surrenders                              (421)                 (28)                  --                (109)

  Cost of insurance and benefits
    provided by riders                                  (1,150)                (622)                (660)               (229)

  Contract maintenance charge                             (487)                (190)                 (97)               (212)
                                                   -----------------------------------------------------------------------------

Net increase (decrease) from contract
  activity                                               5,705               10,041                5,391               4,312
                                                   -----------------------------------------------------------------------------

Net increase (decrease) in net assets                    4,803               10,231                6,043               4,249
                                                   -----------------------------------------------------------------------------

Net assets, at beginning of period                      10,026                2,840                7,680                 118
                                                   -----------------------------------------------------------------------------

Net assets, at end of period                          $ 14,829             $ 13,071             $ 13,723             $ 4,367
                                                   =============================================================================

                                                                                          Touchstone
                                                    Touchstone                              Income
                                                  Standby Income      Touchstone Money    Opportunity
                                                      Fund             Market Fund**        Fund***
                                                   Sub-Account          Sub-Account       Sub-Account
                                                  ---------------------------------------------------
Income:
  Dividends                                        $    12,932             $   2             $   6
  Miscellaneous income (loss)                             (212)               (1)                1

Expenses:
  Mortality and expense risk, and
    administrative charge                                2,680                --                --
                                                  ---------------------------------------------------

  Net investment income (loss)                          10,040                 1                 7
                                                  ---------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) on investments                       (1,887)               --                18

  Realized gain on sale of fund shares                      --                --                --

  Realized gain (loss) distributions                     2,990                --               (20)
                                                  ---------------------------------------------------

Net realized and unrealized gain (loss)
  on investments                                         1,103                --                (2)
                                                  ---------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                             11,143                 1                 5
                                                  ---------------------------------------------------

Contract owners activity:
  Payments received from contract owners             1,104,668               106                --

  Net transfers between subaccounts
    and/or fixed account                              (748,399)               --                --

  Withdrawals and surrenders                                --                --              (105)

  Cost of insurance and benefits
    provided by riders                                 (15,317)               --                --

  Contract maintenance charge                           (5,621)               (6)               --
                                                  ---------------------------------------------------

Net increase (decrease) from contract
  activity                                             335,331               100              (105)
                                                  ---------------------------------------------------

Net increase (decrease) in net assets                  346,474               101              (100)
                                                  ---------------------------------------------------

Net assets, at beginning of period                      64,477                --               100
                                                  ---------------------------------------------------

Net assets, at end of period                       $   410,951             $ 101             $  --
                                                  ===================================================

See accompanying notes

*     For the period March 19, 2001 (commencement of operations) to December 31,
      2001

**    For the period May 1, 2001 (commencement of operations) to December 31,
      2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Bond Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2001

               Columbus Life Insurance Company Separate Account 1

                         Notes to Financial Statements

                               December 31, 2002

1. Organization

Columbus Life Insurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Columbus Life Insurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life Flexible Premium ("Flexible Premium") variable universal life insurance policy. The first Pinnacle variable universal life insurance policy was issued on March 19, 2001. The first Legacy Survivorship universal life policy was issued on May 17, 2002. While this is a new product under the Account, it utilizes the same unit values as Pinnacle variable universal life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable universal life contracts are not chargeable with liabilities arising out of any other business the Company may conduct.

2. Significant Accounting Policies

The Account has forty-five investment sub-accounts: the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Scudder VIT EAFE Equity Index Fund, Scudder VIT Equity 500 Index Fund, Scudder VIT Small Cap Index Fund, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio
- Service Class 2, Fidelity VIP Growth & Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Balanced Portfolio - Service Class 2, Fidelity VIP Mid Cap Portfolio - Service Class 2, Fidelity VIP Money Market Fund Portfolio - Initial Class, Janus Aspen Aggressive Growth Portfolio -Service Shares, Janus Aspen Capital Appreciation Portfolio - Service Shares, Janus Aspen Worldwide Growth Portfolio - Service Shares, Legends Harris Bretall Sullivan & Smith Equity Growth Portfolio, Legends Third Avenue Value Portfolio, Legends Gabelli Large Cap Value Portfolio, Legends Baron Small Cap Portfolio, MFS VIT Emerging Growth Series - Initial Class, MFS VIT Investors Trust Series - Initial Class, MFS VIT Capital Opportunities Series - Service Class, MFS VIT Emerging Growth Series - Service Class, MFS VIT Mid Cap Growth Series - Service Class, MFS VIT New Discovery Series - Service Class, Oppenheimer Aggressive Growth Fund/VA - Service Class, Oppenheimer Strategic Bond Fund/VA - Service Class, Oppenheimer International Growth Fund/VA - Service Class, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Small Cap Value Fund, Touchstone Growth/Value Fund, Touchstone Large Cap Growth Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Bond Fund, Touchstone Standby Income Fund, and Touchstone Money Market Fund. Each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the sub-account in which it is invested.

               Columbus Life Insurance Company Separate Account 1

                         Notes to Financial Statements

2. Significant Accounting Policies (continued)

A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the periods ended December 31, 2002 were as follows (year ended unless otherwise noted):

                                                         Purchases       Sales
                                                        -----------------------

      AIM Variable Insurance Funds, Inc.
        V.I. Growth Fund                                $   29,231     $ 42,364
        V.I. Government Securities Fund                      7,967        3,197

      The Alger American Fund
        Small Capitalization Portfolio                      10,584        4,250
        Growth Portfolio                                    24,443       42,774

      Scudder Asset Management VIT Funds *
        EAFE Equity Index Fund                              33,246       46,387
        Equity 500 Index Fund                            1,824,634      447,068
        Small Cap Index Fund                                38,138       47,804

      Fidelity Variable Insurance Products Funds
        Equity-Income Portfolio - Service Class 2          186,098       68,314
        Contrafund Portfolio - Service Class 2              72,452       24,080
        Growth & Income Portfolio - Service Class 2        110,657      125,784
        Growth Portfolio - Service Class 2                  81,456       23,054
        Asset Manager Portfolio - Service Class 2            7,275          952
        Balanced Portfolio - Service Class 2                85,470       17,961

               Columbus Life Insurance Company Separate Account 1

                         Notes to Financial Statements

3. Purchases and Sales of Investments (continued)

                                                                       Purchases         Sales
                                                                     --------------------------
      Fidelity Variable Insurance Products Funds (continued)
        Mid Cap Portfolio - Service Class 2                              189,652         44,413
        Money Market Portfolio - Initial Class                           479,907        264,920

      Janus Aspen Series
        Aggressive Growth Portfolio - Service Shares                      16,539          1,926
        Capital Appreciation Portfolio - Service Shares                   43,822        101,425
        Worldwide Growth Portfolio - Service Shares                       61,745         49,327

      The Legends Funds, Inc.
        Harris Bretail Sullivan & Smith Equity Growth Portfolio            4,679          1,551
        Third Avenue Value Portfolio                                     225,047        128,378
        Gabelli Large Cap Value Portfolio                                100,682         20,346
        Baron Small Cap Portfolio                                         63,318          5,506

      MFS Variable Insurance Trust
        Emerging Growth Series - Initial Class                            23,279         38,391
        Investors Trust Series - Initial Class                            13,318         11,847
        Capital Opportunities Series - Service Class                     128,565         58,973
        Emerging Growth Series - Service Class                            10,713          2,103
        Mid Cap Growth Series - Service Class                            127,009         81,969
        New Discovery Series - Service Class                              18,944          3,446

      Oppenheimer Variable Account Funds
        Oppenheimer Aggressive Growth Fund/VA - Service Class             14,151          1,594
        Oppenheimer Strategic Bond Fund/VA - Service Class                50,383          3,310

      Oppenheimer's Panorama Series Fund, Inc.
        Oppenheimer International Growth Fund/VA - Service Class          89,517         23,495

      PIMCO Variable Insurance Trust
        Long-Term U.S. Government Bond Portfolio                           5,558          8,487

      Touchstone Variable Series Trust
        International Equity Fund                                         21,065         15,662
        Emerging Growth Fund                                             276,348        103,212
        Small Cap Value Fund                                             108,546         85,140
        Growth/Value Fund                                                198,792         56,633
        Large Cap Growth Fund **                                         710,624            138
        Enhanced 30 Fund                                                  39,473         57,247
        Value Plus Fund                                                  877,352         62,045
        Growth & Income Fund                                              15,027          5,231
        Balanced Fund                                                      3,821          2,544
        High Yield Fund                                                  934,608          5,112
        Bond Fund                                                      1,004,348         35,747
        Standby Income Fund                                            7,259,592      3,259,353
        Money Market Fund                                                 53,205         53,195
                                                                     --------------------------
                                                                     $15,681,280     $5,486,655
                                                                     ==========================

* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

** Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

               Columbus Life Insurance Company Separate Account 1

                         Notes to Financial Statements

4. Expenses and Related Party Transactions

The Company deducts a premium expense charge to cover the cost of distributing the policies. For Flexible Premium, the maximum premium expense charge is 5.50% of a premium payment, with the current premium expense charge at 4.75% of a premium payment. For Pinnacle and Legacy, for a Coverage Layer in a Coverage Year for the first 12 coverage years, the current premium expense charge is 6.50% of premium payments up to target premium, with a maximum of 7.50%. In a coverage year after the first 12 coverage years, the current premium expense charge is 2.50% with a maximum of 3.50%. Premium payments in excess of target premium for a coverage layer in a coverage year for the first 12 coverage years, have a premium charge of 3.25%, with a maximum of 4.25%. In a coverage year after the first 12 coverage years for premium payments in excess of target premium, the current premium expense charge is 1.75%, with a maximum of 2.75%. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

A tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy. For Flexible Premium policies, the maximum monthly expense charge is $7.00 with the current monthly expense charge at $6.00. For Pinnacle and Legacy policies, the maximum monthly expense charge is $9.00 with the current monthly expense charge at $7.50. This charge is also deducted on each monthly anniversary day.

The Company also makes certain deductions on a pro rata basis from accumulation unit values of each sub-account in order to compensate the Company for its assumption of mortality and expense risks. The charges are made daily at an annual effective rate not to exceed 1.00% for Flexible Premium policies and 0.90% for Pinnacle and Legacy policies. As of December 31, 2002 the effective annual rate of the Flexible Premium charges is 0.90% and 0.70% for Pinnacle and Legacy.

               Columbus Life Insurance Company Separate Account 1

                         Notes to Financial Statements

4. Expenses and Related Party Transactions (continued)

A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount for Flexible Premium policies. For Pinnacle and Legacy policies, the surrender charge applies during the first 12 months since the policy date or since the date of any increase in Base Specified Amount, if the policy is cancelled or if the policy terminates at the end of a grace period. The amount of the charge depends upon the insured's age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10.00 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.

               Columbus Life Insurance Company Separate Account 1

                         Notes to Financial Statements

5. Changes in Units Outstanding

The following table shows a summary of changes in units outstanding for the periods ended December 31, 2002 and 2001 (year ended unless otherwise noted):

Flexible Premium Variable Universal Life Insurance

                                                                                       2002
                                                               ---------------------------------------------------
                                                                                          Transfers
                                                                 Units       Units       between Sub  Net Increase
                                                               Purchased   Redeemed       accounts     (Decrease)
                                                               ---------------------------------------------------
AIM V.I. Growth Fund                                             6,338      (3,686)       (4,238)        (1,586)
AIM V.I. Government Securities Fund                                162         (97)          319            384
                                                                    --
Alger American Small Capitalization Portfolio                    2,140      (1,195)          230          1,175
Alger American Growth Portfolio                                  4,253      (2,700)       (3,366)        (1,813)
                                                                    --
Scudder VIT EAFE Equity Index ****                                  11          (3)          (41)           (33)
Scudder VIT Equity 500 Index *****                                 987      (1,749)         (987)        (1,749)
Scudder VIT Small Cap Index ****                                   113         (14)          189            288
                                                                    --
Fidelity VIP Equity-Income Portfolio - Service Class 2 *           238        (291)          712            659
Fidelity VIP Contrafund Portfolio - Service Class 2 *               75         (60)          446            461
Fidelity VIP Growth & Income Portfolio - Service Class 2 *          34         (22)           98            110
Fidelity VIP Growth Portfolio - Service Class 2 *                   62         (46)           28             44
Fidelity VIP Asset Manager Portfolio - Service Class 2 *            --          --            --             --
Fidelity VIP Balanced Portfolio - Service Class 2 *                204         (89)           (1)           114
Fidelity VIP Mid Cap Portfolio - Service Class 2 *                 157         (37)        1,894          2,014
                                                                    --
MFS VIT Emerging Growth Series - Initial Class                   4,030      (2,651)       (3,133)        (1,754)
MFS VIT Investors Trust Series - Initial Class                   1,766      (1,217)         (281)           268
MFS VIT Capital Opportunities Series - Service Class *             257         (95)           40            202
MFS VIT Mid Cap Growth Series - Service Class *                    331         (75)          628            884
MFS VIT New Discovery Series - Service Class *                     200         (46)          937          1,091
                                                                    --
PIMCO Long-Term U.S. Government Bond                               218        (121)         (429)          (332)
                                                                    --
Touchstone International Equity Fund                             2,799      (1,183)         (645)           971
Touchstone Emerging Growth Fund                                  1,476        (699)          807          1,584
Touchstone Small Cap Value Fund                                    715        (269)          (47)           399
Touchstone Growth/Value Fund **                                  1,057         216         2,239          3,512
Touchstone Large Cap Growth Fund ******                             73         (30)           22             65
Touchstone Enhanced 30 Fund                                        715        (503)       (3,965)        (3,753)
Touchstone Value Plus Fund                                         486         (12)          148            622
Touchstone Growth & Income Fund                                    476        (135)          551            892
Touchstone Balanced Fund                                           263        (101)          (69)            93
Touchstone High Yield Fund                                          98        (115)        2,219          2,202
Touchstone Bond Fund                                                42         (90)        5,763          5,715
Touchstone Standby Income Fund                                   5,832        (796)       (5,982)          (946)
Touchstone Money Market Fund **                                  5,359        (123)       (5,235)             1
Touchstone Income Opportunity Fund ***

                                                                                     2001
                                                              -------------------------------------------------
                                                                                       Transfers
                                                                Units      Units      between Sub  Net Increase
                                                              Purchased   Redeemed      accounts    (Decrease)
                                                              -------------------------------------------------
AIM V.I. Growth Fund                                            10,354     (3,182)         476        7,648
AIM V.I. Government Securities Fund                                170        (50)         654          774

Alger American Small Capitalization Portfolio                    4,009       (958)        (714)       2,337
Alger American Growth Portfolio                                  7,038     (2,486)      (2,375)       2,177

Scudder VIT EAFE Equity Index ****                                  47         (1)          --           46
Scudder VIT Equity 500 Index *****                               2,560     (1,391)       3,809        4,978
Scudder VIT Small Cap Index ****                                    10         --           --           10

Fidelity VIP Equity-Income Portfolio - Service Class 2 *           190        (50)         766          906
Fidelity VIP Contrafund Portfolio - Service Class 2 *               63         (5)         131          189
Fidelity VIP Growth & Income Portfolio - Service Class 2 *         248         (2)          --          246
Fidelity VIP Growth Portfolio - Service Class 2 *                   20         (3)          --           17
Fidelity VIP Asset Manager Portfolio - Service Class 2 *            10         --           --           10
Fidelity VIP Balanced Portfolio - Service Class 2 *                 79        (34)       1,398        1,443
Fidelity VIP Mid Cap Portfolio - Service Class 2 *                  30         (1)          --           29

MFS VIT Emerging Growth Series - Initial Class                   6,386     (1,915)         825        5,296
MFS VIT Investors Trust Series - Initial Class                   4,509       (902)      (2,886)         721
MFS VIT Capital Opportunities Series - Service Class *             204        (15)          71          260
MFS VIT Mid Cap Growth Series - Service Class *                    241        (36)          89          294
MFS VIT New Discovery Series - Service Class *                     165        (11)          63          217

PIMCO Long-Term U.S. Government Bond                               285       (106)        (518)        (339)

Touchstone International Equity Fund                             3,209       (741)       1,130        3,598
Touchstone Emerging Growth Fund                                  2,228       (332)         972        2,868
Touchstone Small Cap Value Fund                                    979       (175)       1,639        2,443
Touchstone Growth/Value Fund **                                    589        (28)         555        1,116
Touchstone Large Cap Growth Fund ******                             10         --           --           10
Touchstone Enhanced 30 Fund                                      1,226       (488)       1,270        2,008
Touchstone Value Plus Fund                                       1,065       (105)         205        1,165
Touchstone Growth & Income Fund                                  1,269       (199)        (544)         526
Touchstone Balanced Fund                                         1,072        (70)        (165)         837
Touchstone High Yield Fund                                         253        (74)         362          541
Touchstone Bond Fund                                               159        (28)          (3)         128
Touchstone Standby Income Fund                                   1,866       (957)        (740)         169
Touchstone Money Market Fund **                                     11         (1)          --           10
Touchstone Income Opportunity Fund ***                              --        (10)          --          (10)

*           For the period March 19, 2001 (commencement of operations) to
            December 31, 2001

**          For the period May 1, 2001 (commencement of operations) to December
            31, 2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield
            Fund)

**** For the period March 19, 2001 (commencement of operations) to December 31, 2001; Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

***** Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

****** For the period May 1, 2001 (commencement of operations) to December 31, 2001; Sub-account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

               Columbus Life Insurance Company Separate Account 1

                         Notes to Financial Statements

5. Changes in Units Outstanding (continued)

Pinnacle and Legacy Variable Universal Life

                                                                                       2002
                                                               ---------------------------------------------------
                                                                                          Transfers
                                                                 Units       Units       between Sub  Net Increase
                                                               Purchased   Redeemed       accounts     (Decrease)
                                                               ---------------------------------------------------
Scudder VIT EAFE Equity Index ****                                 714        (493)       (2,644)        (2,423)
Scudder VIT Equity 500 Index *****                              11,372     (10,969)      144,152        144,555
Scudder VIT Small Cap Index ****                                   307        (233)       (1,620)        (1,546)

Fidelity VIP Equity-Income Portfolio - Service Class 2 *         5,355      (1,789)        7,696         11,262
Fidelity VIP Contrafund Portfolio - Service Class 2 *            3,985      (1,429)        1,966          4,522
Fidelity VIP Growth & Income Portfolio - Service Class 2 *       3,204        (990)       (4,574)        (2,360)
Fidelity VIP Growth Portfolio - Service Class 2 *                5,059      (1,520)        3,614          7,153
Fidelity VIP Asset Manager Portfolio - Service Class 2 *           704         (72)           (3)           629
Fidelity VIP Balanced Portfolio - Service Class 2 *              4,379      (1,016)        3,345          6,708
Fidelity VIP Mid Cap Portfolio - Service Class 2 *               3,017        (875)       10,462         12,604
Fidelity VIP Money Market Fund Portfolio - Initial Class *       9,478      (4,881)       15,915         20,512

Janus Aspen Aggressive Growth *                                  2,010        (453)          648          2,205
Janus Aspen Capital Appreciation *                               1,739        (886)       (8,367)        (7,514)
Janus Aspen Worldwide Growth *                                   4,060        (873)       (2,326)           861

Legends Harris Bretall Sullivan & Smith Equity Growth *            662        (257)           49            454
Legends Third Avenue Value *                                     5,437      (1,609)        5,162          8,990
Legends Gabelli Large Cap Value *                                5,507      (1,578)        9,047         12,976
Legends Baron Small Cap *                                        1,564        (547)        4,497          5,514

MFS VIT Capital Opportunities Series - Servcie Class *           8,568        (832)        1,023          8,759
MFS VIT Emerging Growth Series - Service Class *                 1,005        (367)          661          1,299
MFS VIT Mid Cap Growth Series - Service Class *                  8,334      (1,572)       (3,294)         3,468
MFS VIT New Discovery Series - Service Class *                     638        (275)          732          1,095

Oppenheimer Aggressive Growth *                                    679        (298)        1,358          1,739
Oppenheimer Strategic Bond *                                       826        (387)        4,087          4,526
Oppenheimer International Growth *                               4,690        (898)        4,381          8,173

Touchstone Emerging Growth Fund *                                6,795      (1,920)        9,050         13,925
Touchstone Small Cap Value Fund *                                  628        (394)        1,594          1,828
Touchstone Growth/Value Fund **                                  6,309      (1,371)       13,734         18,672
Touchstone Large Cap Growth Fund ******                             22        (163)      120,871        120,730
Touchstone Enhanced 30 Fund *                                      979        (505)        1,667          2,141
Touchstone Value Plus Fund *                                     7,421      (1,179)       97,675        103,917
Touchstone High Yield Fund *                                       341        (351)       82,278         82,268
Touchstone Bond Fund *                                           1,244        (652)       72,117         72,709
Touchstone Standby Income Fund *                               874,297      (7,820)     (489,205)       377,272

                                                                                     2001
                                                              -------------------------------------------------
                                                                                       Transfers
                                                                Units      Units      between Sub  Net Increase
                                                              Purchased   Redeemed      accounts    (Decrease)
                                                              -------------------------------------------------
Scudder VIT EAFE Equity Index ****                                 336        (81)       4,731        4,986
Scudder VIT Equity 500 Index *****                              62,714     (1,808)      24,551       85,457
Scudder VIT Small Cap Index ****                                   855        (26)       2,657        3,486

Fidelity VIP Equity-Income Portfolio - Service Class 2 *         5,567       (215)         151        5,503
Fidelity VIP Contrafund Portfolio - Service Class 2 *           12,194       (245)         201       12,150
Fidelity VIP Growth & Income Portfolio - Service Class 2 *      10,800       (205)       8,166       18,761
Fidelity VIP Growth Portfolio - Service Class 2 *                5,765       (281)       1,014        6,498
Fidelity VIP Asset Manager Portfolio - Service Class 2 *           156        (15)          --          141
Fidelity VIP Balanced Portfolio - Service Class 2 *              7,183       (138)         (16)       7,029
Fidelity VIP Mid Cap Portfolio - Service Class 2 *              10,521       (100)          50       10,471
Fidelity VIP Money Market Fund Portfolio - Initial Class *       3,768     (1,522)         250        2,496

Janus Aspen Aggressive Growth *                                    359        (40)           8          327
Janus Aspen Capital Appreciation *                               4,318       (241)       9,041       13,118
Janus Aspen Worldwide Growth *                                   3,477       (173)       4,221        7,525

Legends Harris Bretall Sullivan & Smith Equity Growth *             10         --           --           10
Legends Third Avenue Value *                                    10,163       (157)       7,810       17,816
Legends Gabelli Large Cap Value *                               10,030       (218)         197       10,009
Legends Baron Small Cap *                                        1,883        (55)          71        1,899

MFS VIT Capital Opportunities Series - Servcie Class *          14,036       (105)          78       14,009
MFS VIT Emerging Growth Series - Service Class *                 1,026        (80)         808        1,754
MFS VIT Mid Cap Growth Series - Service Class *                  4,196       (155)       8,384       12,425
MFS VIT New Discovery Series - Service Class *                     803        (31)          (8)         764

Oppenheimer Aggressive Growth *                                  1,935        (80)          89        1,944
Oppenheimer Strategic Bond *                                       111        (22)          --           89
Oppenheimer International Growth *                               8,832        (60)         455        9,227

Touchstone Emerging Growth Fund *                                3,985       (192)       3,701        7,494
Touchstone Small Cap Value Fund *                                  537         (4)         251          784
Touchstone Growth/Value Fund **                                  6,496        (15)         251        6,732
Touchstone Large Cap Growth Fund ******                             10         --           --           10
Touchstone Enhanced 30 Fund *                                      866        (54)         (36)         776
Touchstone Value Plus Fund *                                     8,032       (103)          20        7,949
Touchstone High Yield Fund *                                        15         (2)          --           13
Touchstone Bond Fund *                                             284        (22)          --          262
Touchstone Standby Income Fund *                               107,123     (1,217)     (72,624)      33,282

*           For the period March 19, 2001 (commencement of operations) to
            December 31, 2001

**          For the period May 1, 2001 (commencement of operations) to December
            31, 2001

**** For the period March 19, 2001 (commencement of operations) to December 31, 2001; Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

***** Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

****** For the period May 1, 2001 (commencement of operations) to December 31, 2001; Sub-account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements

6. Unit Values and Financial Highlights

The following table shows a summary of units outstanding for variable universal life insurance contracts for the periods ended December 31, 2002 and December 31, 2001, (year ended unless otherwise noted). Thirty-three unit values are calculated for the Flexible Premium Variable Universal Life Insurance and thirty-four unit values are calculated for Pinnacle and Legacy Variable Universal Life.

                                                                                           At December 31, 2002
                                                                                  --------------------------------------
                                                                  Beginning                     Ending
                                                                 Unit Value        Units      Unit Value      Net Assets
                                                             lowest to highest    (000s)  lowest to highest     (000s)
                                                             -----------------------------------------------------------
AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                                                  6.36           24            4.35            106
  V.I. Government Securities Fund                                   11.58           2            12.58           24
The Alger American Fund
  Small Capitalization Portfolio                                    6.83            9            5.00            47
  Growth Portfolio                                                  8.91           18            5.92            109
Scudder Asset Management VIT Funds*
  EAFE Equity Index                                             8.10 to 8.92        3        6.29 to 6.99        18
  Equity 500 Index Fund                                         8.12 to 9.88       235       6.25 to 7.67       1,794
  Small Cap Index                                               9.99 to 10.94       2        7.87 to 8.69        19
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                     9.40 to 10.08      18        7.72 to 8.35        152
  Contrafund Portfolio - Service Class 2                        9.49 to 10.09      17        8.51 to 9.12        158
  Growth & Income Portfolio - Service Class 2                   9.46 to 10.17      17        7.79 to 8.46        141
  Growth Portfolio - Service Class 2                            8.71 to 9.78       14        6.02 to 6.82        93
  Asset Manager Portfolio - Service Class 2                     9.70 to 10.20       1        8.75 to 9.28         7
  Balanced Portfolio - Service Class 2                          9.74 to 10.32      15        8.79 to 9.40        143
  Mid Cap Portfolio - Service Class 2                          10.32 to 10.82      25        9.20 to 9.73        243
  Money Market Fund Portfolio - Initial Class                       10.29          23            10.46           241
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares                      8.29            3            5.96            15
  Capital Appreciation Portfolio - Service Shares                   9.07            6            7.63            43
  Worldwide Growth Portfolio - Service Shares                       9.17            8            6.81            57
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio           9.18           --            6.38             3
  Third Avenue Value Portfolio                                      10.83          27            8.94            240
  Gabelli Large Cap Value Portfolio                                 8.44           23            5.86            135
  Baron Small Cap Portfolio                                         11.46           7            9.85            73
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                            8.35           14            5.48            79
  Investors Trust Series - Initial Class                            8.70            9            6.81            62
  Capital Opportunities Series - Service Class                  8.06 to 8.62       23        5.61 to 6.05        140
  Emerging Growth Series - Service Class                            8.97            4            5.93            18
  Mid Cap Growth Series - Service Class                         8.16 to 9.87       17        4.57 to 5.58        94
  New Discovery Series - Service Class                          9.65 to 10.70       2        6.52 to 7.30        22
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                         8.91            4            6.41            24
  Strategic Bond Fund/VA - Service Class                            10.19           5            10.91           50
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                      8.85           17            6.68            116
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                          12.40           1            14.45           21
Touchstone Variable Series Trust
  International Equity Fund                                         7.17           10            5.43            56
  Emerging Growth Fund                                         11.36 to 16.02      29        8.82 to 12.33       277
  Small Cap Value Fund                                         10.47 to 11.91       6        8.03 to 9.23        54
  Growth/Value Fund                                             8.60 to 8.65       30        5.43 to 5.51        165
  Large Cap Growth Fund**                                       8.94 to 8.99       121       5.80 to 5.89        712
  Enhanced 30 Fund                                              8.81 to 9.85        7        6.75 to 7.62        51
  Value Plus Fund                                              10.31 to 10.89      115       7.56 to 7.92        869
  Growth & Income Fund                                              10.31           2            8.69            20
  Balanced Fund                                                     12.17           1            10.96           13
  High Yield Fund                                              10.09 to 10.12      86       10.28 to 10.40       892
  Bond Fund                                                    10.51 to 11.59      79       11.34 to 12.40       900
  Standby Income Fund                                          10.28 to 11.09      416      10.60 to 11.33      4,410
  Money Market Fund                                                 10.15          --            10.22           --

                                                                    For the period ended December 31, 2002
                                                             ----------------------------------------------------

                                                              Investment     Expense Ratio         Total Return
                                                             Income Ratio  lowest to highest    lowest to highest
                                                             ----------------------------------------------------
AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                                                --         0.70% to 0.90%          -31.59%
  V.I. Government Securities Fund                                2.14%       0.70% to 0.90%           8.62%
The Alger American Fund
  Small Capitalization Portfolio                                  --         0.70% to 0.90%          -26.88%
  Growth Portfolio                                               0.04%       0.70% to 0.90%          -33.59%
Scudder Asset Management VIT Funds*
  EAFE Equity Index                                              0.92%       0.70% to 0.90%    -22.30% to -21.60%
  Equity 500 Index Fund                                          1.52%       0.70% to 0.90%    -23.01% to -22.31%
  Small Cap Index                                                0.52%       0.70% to 0.90%    -21.29% to -20.58%
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                      1.05%       0.70% to 0.90%    -17.89% to -17.15%
  Contrafund Portfolio - Service Class 2                         0.64%       0.70% to 0.90%     -10.41% to -9.60%
  Growth & Income Portfolio - Service Class 2                    1.45%       0.70% to 0.90%    -17.59% to -16.84%
  Growth Portfolio - Service Class 2                             0.10%       0.70% to 0.90%    -30.92% to -30.30%
  Asset Manager Portfolio - Service Class 2                      1.41%       0.70% to 0.90%     -9.84% to -9.03%
  Balanced Portfolio - Service Class 2                           2.22%       0.70% to 0.90%     -9.75% to -8.93%
  Mid Cap Portfolio - Service Class 2                            0.56%       0.70% to 0.90%    -10.83% to -10.02%
  Money Market Fund Portfolio - Initial Class                    1.33%       0.70% to 0.90%           1.69%
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares                    --         0.70% to 0.90%          -28.12%
  Capital Appreciation Portfolio - Service Shares                0.41%       0.70% to 0.90%          -15.93%
  Worldwide Growth Portfolio - Service Shares                    0.72%       0.70% to 0.90%          -25.71%
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio         --         0.70% to 0.90%          -30.47%
  Third Avenue Value Portfolio                                   2.34%       0.70% to 0.90%          -17.48%
  Gabelli Large Cap Value Portfolio                              0.06%       0.70% to 0.90%          -30.56%
  Baron Small Cap Portfolio                                       --         0.70% to 0.90%          -14.09%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                          --         0.70% to 0.90%          -34.35%
  Investors Trust Series - Initial Class                         0.52%       0.70% to 0.90%          -21.67%
  Capital Opportunities Series - Service Class                    --         0.70% to 0.90%    -30.46% to -29.83%
  Emerging Growth Series - Service Class                          --         0.70% to 0.90%          -33.85%
  Mid Cap Growth Series - Service Class                           --         0.70% to 0.90%    -43.94% to -43.43%
  New Discovery Series - Service Class                            --         0.70% to 0.90%    -32.41% to -31.80%
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                      0.50%       0.70% to 0.90%          -28.05%
  Strategic Bond Fund/VA - Service Class                         0.53%       0.70% to 0.90%           7.03%
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                   0.62%       0.70% to 0.90%          -24.51%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                       6.24%       0.70% to 0.90%          -16.54%
Touchstone Variable Series Trust
  International Equity Fund                                      0.75%       0.70% to 0.90%          -24.26%
  Emerging Growth Fund                                           2.83%       0.70% to 0.90%    -23.01% to -22.31%
  Small Cap Value Fund                                            --         0.70% to 0.90%    -23.24% to -22.55%
  Growth/Value Fund                                               --         0.70% to 0.90%    -36.87% to -36.30%
  Large Cap Growth Fund**                                         --         0.70% to 0.90%    -35.07% to -34.48%
  Enhanced 30 Fund                                               1.09%       0.70% to 0.90%    -23.36% to -22.67%
  Value Plus Fund                                                2.21%       0.70% to 0.90%    -27.31% to -26.65%
  Growth & Income Fund                                           4.67%       0.70% to 0.90%          -15.66%
  Balanced Fund                                                  2.10%       0.70% to 0.90%          -9.90%
  High Yield Fund                                               14.12%       0.70% to 0.90%      1.90% to 2.82%
  Bond Fund                                                     17.29%       0.70% to 0.90%      6.97% to 7.93%
  Standby Income Fund                                            0.89%       0.70% to 0.90%      2.16% to 3.08%
  Money Market Fund                                             31.39%       0.70% to 0.90%           0.68%

* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

** Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

               Columbus Life Insurance Company Separate Account 1

                         Notes to Financial Statements

6. Unit Values and Financial Highlights (continued)

                                                                                           At December 31, 2001
                                                                                  --------------------------------------
                                                                  Beginning                     Ending
                                                                 Unit Value        Units      Unit Value      Net Assets
                                                             lowest to highest    (000s)  lowest to highest     (000s)
                                                             -----------------------------------------------------------
AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                                                  9.71            26           6.36            165
  V.I. Government Securities Fund                                   10.98            2           11.58            18
The Alger American Fund
  Small Capitalization Portfolio                                    9.78             8           6.83             56
  Growth Portfolio                                                  10.20           20           8.91            180
Deutsche Asset Management VIT Funds
  EAFE Equity Index*                                                10.00            5       8.10 to 8.92         45
  Equity 500 Index Fund                                         9.33 to 10.00       92       8.12 to 9.88        896
  Small Cap Index*                                                  10.00            3       9.99 to 10.94        38
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2*                        10.00            6       9.40 to 10.08        64
  Contrafund Portfolio - Service Class 2*                           10.00           12       9.49 to 10.09       124
  Growth & Income Portfolio-Service Class 2*                        10.00           19       9.46 to 10.17       193
  Growth Portfolio - Service Class 2*                               10.00            7       8.71 to 9.78         64
  Asset Manager Portfolio - Service Class 2*                        10.00           --       9.70 to 10.20         2
  Balanced Portfolio - Service Class 2*                             10.00            8       9.74 to 10.32        87
  Mid Cap Portfolio - Service Class 2*                              10.00           11      10.32 to 10.82       114
  Money Market Fund Portfolio - Initial Class*                      10.00            2           10.29            26
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares*                     10.00           --           8.29              3
  Capital Appreciation Portfolio - Service Shares*                  10.00           13           9.07            119
  Worldwide Growth Portfolio - Service Shares*                      10.00            8           9.17             69
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth
    Portfolio*                                                      10.00           --           9.18             --
  Third Avenue Value Portfolio*                                     10.00           18           10.83           193
  Gabelli Large Cap Value Portfolio*                                10.00           10           8.44             85
  Baron Small Cap Portfolio*                                        10.00            2           11.46            22
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                            12.67           16           8.35            135
  Investors Trust Series - Initial Class                            10.44            9           8.70             77
  Capital Opportunities Series - Service Class*                     10.00           14       8.06 to 8.62        123
  Emerging Growth Series - Service Class*                           10.00            2           8.97             16
  Mid Cap Growth Series-Service Class*                              10.00           13       8.16 to 9.87        125
  New Discovery Series - Service Class*                             10.00            1       9.65 to 10.70        10
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class*                        10.00            2           8.91             17
  Strategic Bond Fund/VA - Service Class*                           10.00           --           10.19             1
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA-Service Class*                       10.00            9           8.85             82
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                          11.82            2           12.40            22
Touchstone Variable Series Trust
  International Equity Fund                                         10.29            9           7.17             67
  Emerging Growth Fund                                         10.00 to 16.60       13      11.36 to 16.02       174
  Small Cap Value Fund                                          9.25 to 10.00        4      10.47 to 11.91        44
  Growth/Value Fund**                                               10.00            8       8.60 to 8.65         68
  Equity Fund**                                                     10.00           --       8.94 to 8.99         --
  Enhanced 30 Fund                                             10.00 to 10.04        9       8.81 to 9.85         78
  Value Plus Fund                                              10.00 to 11.09       10      10.31 to 10.89       108
  Growth & Income Fund                                              10.98            1           10.31            15
  Balanced Fund                                                     11.96            1           12.17            13
  High Yield Fund                                               9.52 to 10.00        1      10.09 to 10.12        14
  Bond Fund                                                    10.00 to 10.85       --      10.51 to 11.59         4
  Standby Income Fund                                          10.00 to 10.69       39      10.28 to 11.09       411
  Money Market Fund**                                               10.00           --           10.15            --
  Income Opportunity Fund***                                        10.10           --            --              --

                                                                    For the period ended December 31, 2001
                                                             ----------------------------------------------------

                                                              Investment     Expense Ratio         Total Return
                                                             Income Ratio  lowest to highest    lowest to highest
                                                             ----------------------------------------------------
AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                                               0.22%       0.70% to 0.90%          -34.48%
  V.I. Government Securities Fund                                3.90%       0.70% to 0.90%           5.46
The Alger American Fund
  Small Capitalization Portfolio                                 0.05%       0.70% to 0.90%          -30.15
  Growth Portfolio                                               0.23%       0.70% to 0.90%          -12.61
Deutsche Asset Management VIT Funds
  EAFE Equity Index*                                              --         0.70% to 0.90%    -19.03% to -10.84%
  Equity 500 Index Fund                                          1.59%       0.70% to 0.90%     -12.97% to -1.20%
  Small Cap Index*                                               1.14%       0.70% to 0.90%      -.07% to 9.36%
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2*                      --         0.70% to 0.90%      -6.01% to 0.76%
  Contrafund Portfolio - Service Class 2*                         --         0.70% to 0.90%      -5.06% to 0.91%
  Growth & Income Portfolio-Service Class 2*                      --         0.70% to 0.90%      -5.45% to 1.71%
  Growth Portfolio - Service Class 2*                             --         0.70% to 0.90%     -12.93% to -2.23%
  Asset Manager Portfolio - Service Class 2*                      --         0.70% to 0.90%      -2.96% to 1.99%
  Balanced Portfolio - Service Class 2*                           --         0.70% to 0.90%      -2.60% to 3.18%
  Mid Cap Portfolio - Service Class 2*                            --         0.70% to 0.90%      3.16% to 8.16%
  Money Market Fund Portfolio - Initial Class*                   1.75%       0.70% to 0.90%           2.85%
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares*                   --         0.70% to 0.90%          -17.06%
  Capital Appreciation Portfolio - Service Shares*               0.41%       0.70% to 0.90%          -9.28%
  Worldwide Growth Portfolio - Service Shares*                   0.15%       0.70% to 0.90%          -8.33%
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth
    Portfolio*                                                  19.57%       0.70% to 0.90%          -8.24%
  Third Avenue Value Portfolio*                                  0.84%       0.70% to 0.90%           8.32%
  Gabelli Large Cap Value Portfolio*                             4.91%       0.70% to 0.90%          -15.57%
  Baron Small Cap Portfolio*                                      --         0.70% to 0.90%          14.60%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                          --         0.70% to 0.90%          -34.08%
  Investors Trust Series - Initial Class                         0.66%       0.70% to 0.90%          -16.71%
  Capital Opportunities Series - Service Class*                  0.01%       0.70% to 0.90%    -19.39% to -13.82%
  Emerging Growth Series - Service Class*                         --         0.70% to 0.90%          -10.31%
  Mid Cap Growth Series-Service Class*                            --         0.70% to 0.90%     -18.42% to -1.28%
  New Discovery Series - Service Class*                          0.06%       0.70% to 0.90%      -3.51% to 7.00%
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class*                      --         0.70% to 0.90%          -10.86%
  Strategic Bond Fund/VA - Service Class*                         --         0.70% to 0.90%           1.94%
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA-Service Class*                     --         0.70% to 0.90%          -11.48%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                       6.23%       0.70% to 0.90%           4.93%
Touchstone Variable Series Trust
  International Equity Fund                                       --         0.70% to 0.90%          -30.31%
  Emerging Growth Fund                                            --         0.70% to 0.90%     -3.50% to 13.55%
  Small Cap Value Fund                                           0.55%       0.70% to 0.90%     13.13% to 19.15%
  Growth/Value Fund**                                             --         0.70% to 0.90%    -14.02% to -13.50%
  Equity Fund**                                                   --         0.70% to 0.90%    -10.64% to -10.10%
  Enhanced 30 Fund                                               1.07%       0.70% to 0.90%     -12.24% to -1.48%
  Value Plus Fund                                                1.98%       0.70% to 0.90%      -1.78% to 3.10%
  Growth & Income Fund                                           4.64%       0.70% to 0.90%          -6.12%
  Balanced Fund                                                  5.61%       0.70% to 0.90%           1.75%
  High Yield Fund                                               12.33%       0.70% to 0.90%      1.17% to 5.97%
  Bond Fund                                                     11.86%       0.70% to 0.90%      5.08% to 6.88%
  Standby Income Fund                                            5.44%       0.70% to 0.90%      2.80% to 3.79%
  Money Market Fund**                                            3.96%       0.70% to 0.90%           1.48%
  Income Opportunity Fund***                                    12.00%       0.70% to 0.90%            --

*     For the period March 19, 2001 (commencement of operations) to December 31,
      2001

**    For the period May 1, 2001 (commencement of operations) to December 31,
      2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

               Columbus Life Insurance Company Separate Account 1

                         Notes to Financial Statements

7. Shares

A summary of shares invested for variable universal life contracts as of December 31, 2002 is listed below.

   AIM Variable Insurance Funds, Inc.
     V.I. Growth Fund                                               9,370 shares
     V.I. Government Securities Fund                                1,941 shares
   The Alger American Fund
     Small Capitalization Portfolio                                 3,851 shares
     Growth Portfolio                                               4,423 shares
   Scudder Asset Management VIT Funds*
     EAFE Equity Index Fund                                         2,781 shares
     Equity 500 Index Fund                                        195,046 shares
     Small Cap Index Fund                                           2,271 shares
   Fidelity Variable Insurance Products Funds
     Equity-Income Portfolio - Service Class 2                      8,446 shares
     Contrafund Portfolio - Service Class 2                         8,781 shares
     Growth & Income Portfolio - Service Class 2                   13,187 shares
     Growth Portfolio - Service Class 2                             4,024 shares
     Asset Manager Portfolio - Service Class 2                        574 shares
     Balanced Portfolio - Service Class 2                          11,848 shares
     Mid Cap Portfolio - Service Class 2                           13,994 shares
     Money Market Fund Portfolio - Initial Class                  240,656 shares
   Janus Aspen Series
     Aggressive Growth Portfolio - Service Shares                     966 shares
     Capital Appreciation Portfolio - Service Shares                2,479 shares
     Worldwide Growth Portfolio - Service Shares                    2,726 shares
   The Legends Fund, Inc.
     Harris Bretall Sullivan & Smith Equity Growth Portfolio          342 shares
     Third Avenue Value Portfolio                                  17,878 shares
     Gabelli Large Cap Value Portfolio                             27,038 shares
     Baron Small Cap Portfolio                                      6,741 shares
   MFS Variable Insurance Trust
     Emerging Growth Series - Initial Class                         6,608 shares
     Investors Trust Series - Initial Class                         4,595 shares
     Capital Opportunities Series - Service Class                  14,796 shares
     Emerging Growth Series - Service Class                         1,527 shares
     Mid Cap Growth Series - Service Class                         21,013 shares
     New Discovery Series - Service Class                           2,129 shares
   Oppenheimer Variable Account Funds
     Aggressive Growth Fund/VA - Service Class                        811 shares
     Strategic Bond Fund/VA - Service Class                        10,783 shares
   Oppenheimer's Panorama Series Fund, Inc.
     International Growth Fund/VA - Service Class                 143,551 shares
   PIMCO Variable Insurance Trust
     Long-Term U.S. Government Bond Portfolio                       1,894 shares

               Columbus Life Insurance Company Separate Account 1

                         Notes to Financial Statements

7. Shares (continued)

   Touchstone Variable Series Trust
     International Equity Fund                                      9,739 shares
     Emerging Growth Fund                                          20,617 shares
     Small Cap Value Fund                                          10,617 shares
     Growth/Value Fund                                             29,962 shares
     Large Cap Growth Fund**                                      120,814 shares
     Enhanced 30 Fund                                               7,491 shares
     Value Plus Fund                                              115,465 shares
     Growth & Income Fund                                           2,605 shares
     Balanced Fund                                                  1,031 shares
     High Yield Fund                                              125,168 shares
     Bond Fund                                                     87,995 shares
     Standby Income Fund                                          448,181 shares
     Money Market Fund                                                111 shares

* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

** Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

STATUTORY-BASIS FINANCIAL STATEMENTS
AND SUPPLEMENTAL INFORMATION

Columbus Life Insurance Company

Years ended December 31, 2002 and 2001 with Report of Independent Auditors

                        Columbus Life Insurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2002 and 2001

                                    Contents

Report of Independent Auditors .............................................   1

Financial Statements

Balance Sheets - Statutory-Basis ...........................................   2
Statements of Operations - Statutory-Basis .................................   3
Statements of Changes in Capital and Surplus - Statutory-Basis .............   4
Statements of Cash Flows - Statutory-Basis .................................   5
Notes to Statutory-Basis Financial Statements ..............................   6

                         Report of Independent Auditors

Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Columbus Life Insurance Company as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Columbus Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Ohio Insurance Department.


                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
April 11, 2003

                        Columbus Life Insurance Company

                        Balance Sheets - Statutory-Basis

                                                                December 31
                                                            2002             2001
                                                                        (as restated)
                                                        ----------------------------
                                                               (in thousands)
Admitted Assets

Debt securities                                         $ 1,571,044      $ 1,482,358
Preferred and common stocks                                 110,652          203,855
Mortgage loans                                              145,213          157,174
Policy loans                                                 73,929           73,571
Real estate, held for the production of income                  342            1,627
Cash, cash equivalents and short-term investments              (527)          (6,651)
Other invested assets                                        81,035           82,862
                                                        -----------      -----------
Total cash and invested assets                            1,981,688        1,994,796

Premiums deferred and uncollected                             6,594            6,341
Investment income due and accrued                            22,965           22,217
Net deferred tax asset                                       61,309           43,182
Federal income taxes recoverable to parent                    1,827               --
Other admitted assets                                        62,609           52,000
Separate account assets                                      12,907            4,164
                                                        -----------      -----------
Total admitted assets                                   $ 2,149,899      $ 2,122,700
                                                        ===========      ===========

Liabilities and Capital and Surplus

Policy reserves                                         $ 1,672,142      $ 1,618,654
Liability for deposit-type contracts                         48,607           47,614
Policy and contract claims in process of settlement           3,705            4,720
Dividends payable to policyholders                           15,804           15,636
Other liabilities                                            95,612           57,004
Federal income taxes payable to parent                           --            3,813
Interest maintenance reserve                                 14,233           11,672
Asset valuation reserve                                       1,742           22,178
Separate account liabilities                                 12,907            4,164
                                                        -----------      -----------
Total liabilities                                         1,864,752        1,785,455

Common stock, $1 par value, authorized 10,000,000
  shares, issued and outstanding 10,000,000 shares           10,000           10,000
Paid-in surplus                                              41,600           41,600
Unassigned surplus                                          233,547          285,645
                                                        -----------      -----------
Total capital and surplus                                   285,147          337,245
                                                        -----------      -----------
Total liabilities and capital and surplus               $ 2,149,899      $ 2,122,700
                                                        ===========      ===========

See accompanying notes.

                        Columbus Life Insurance Company

                   Statements of Operations - Statutory-Basis

                                                                           Year Ended December 31
                                                                            2002          2001
                                                                                      (as restated)
                                                                         --------------------------
                                                                               (in thousands)
Revenue:
  Premiums                                                               $ 187,467      $159,656
  Net investment income                                                    136,605       132,705
  Considerations for supplementary contracts with life contingencies           261           864
  Other                                                                      1,073         1,955
                                                                         ---------      --------
                                                                           325,406       295,180

Policy benefits and expenses:
  Death benefits                                                            46,711        42,124
  Annuity benefits                                                           6,555         7,332
  Disability and accident and health benefits                                2,083         2,339
  Surrender benefits                                                        78,055        98,211
  Other benefits                                                             5,095         5,107
  Increase in policy reserve and other policyholders' funds                 70,794        40,543
  Net transfers to separate account                                          8,920         3,451
  Commissions on premiums                                                   30,131        24,742
  General expenses                                                          22,754        23,812
                                                                         ---------      --------
                                                                           271,098       247,661
                                                                         ---------      --------

Gain from operations before dividends to policyholders,
  federal income taxes and net realized capital gains                       54,308        47,519

Dividends to policyholders                                                  15,913        15,601
                                                                         ---------      --------
Gain from operations before federal income taxes
  and net realized capital gains                                            38,395        31,918

Federal income taxes                                                        13,223        11,112
                                                                         ---------      --------
Net gain from operations before net realized capital (losses) gains         25,172        20,806

Net realized capital (losses) gains, less federal income tax expense of ($4,879) in 2002 and ($1,372) in 2001 and transfers to the
interest maintenance reserve of $5,498 in 2002 and $3,001 in 2001          (36,069)          109
                                                                         ---------      --------
Net income (loss)                                                        $ (10,897)     $ 20,915
                                                                         =========      ========

See accompanying notes.

                        Columbus Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis

                                                                  Year ended December 31
                                                                   2002           2001
                                                                             (as restated)
                                                                --------------------------
                                                                      (in thousands)
Capital and surplus, beginning of year                          $ 337,245      $ 352,836
  Net income (loss)                                               (10,897)        20,915
  Change in net unrealized gains (net of deferred taxes
    of $13,434 in 2002 and $7,166 in 2001)                        (21,687)       (21,659)
  Change in deferred income tax                                     4,074         (5,487)
  Change in nonadmitted assets                                        690         (9,575)
  Change in reserve on account of change in valuation bases        20,136             --
  Change in asset valuation reserve                                20,435         22,502
  Cumulative effects of changes in accounting principles               --         47,709
  Dividends to stockholder                                        (64,849)       (70,000)
  Other changes, net                                                   --              4
                                                                ---------      ---------
Capital and surplus, end of year                                $ 285,147      $ 337,245
                                                                =========      =========

See accompanying notes.

                        Columbus Life Insurance Company

                   Statements of Cash Flows - Statutory-Basis

                                                                     Year ended December 31
                                                                       2002           2001
                                                                                 (as restated)
                                                                    --------------------------
                                                                          (in thousands)
Operating activities:
Premium and annuity considerations                                  $ 188,074      $ 162,219
Net investment income received                                        137,235        129,914
Surrender and annuity benefits paid                                   (78,055)       (98,211)
Death and other benefits to policyholders                             (63,062)       (54,731)
Commissions, other expenses and taxes paid                            (57,413)       (53,750)
Net transfers to separate accounts                                     (9,941)        (3,451)
Dividends paid to policyholders                                       (15,632)       (15,304)
Federal income taxes paid to parent                                   (18,691)        (9,538)
Other, net                                                             41,850        (19,668)
                                                                    ---------      ---------
Net cash provided by operating activities                             124,365         37,480

Investment activities:
Proceeds from investments sold, matured or repaid:
    Debt securities                                                   776,040        480,273
    Stocks                                                             47,581         64,306
    Mortgage loans                                                     14,829         11,952
    Other invested assets                                               4,885          6,018
                                                                    ---------      ---------
Total investment proceeds                                             843,335        562,549
Taxes paid on capital gains                                              (633)        (1,543)
                                                                    ---------      ---------
Net proceeds from investments sold, matured or repaid                 842,702        561,006

Cost of investments acquired:
    Bonds                                                            (884,530)      (486,966)
    Stocks                                                            (60,721)       (66,157)
    Mortgage loans                                                     (3,210)       (17,015)
    Other invested assets                                             (10,767)       (21,430)
                                                                    ---------      ---------
Total cost of investments acquired                                   (959,228)      (591,568)

Net (increase) decrease in policy loans                                  (358)         1,228
                                                                    ---------      ---------
Net cash used by investment activities                               (116,884)       (29,334)
                                                                    ---------      ---------

Financing activities:
Deposits on deposit-type contract funds and other
  liabilities without life or disability contingencies                  6,905          6,668
Dividends paid to stockholder                                              --        (70,000)
Withdrawals on deposit-type contract funds and other
  liabilities without life or disability contingencies                 (8,262)        (8,345)
                                                                    ---------      ---------
Net cash used by financing activities                                  (1,357)       (71,677)
                                                                    ---------      ---------

Net change in cash, cash equivalents and short-term investments         6,124        (63,531)
Cash, cash equivalents and short-term investments:
    Beginning of year                                                  (6,651)        56,880
                                                                    ---------      ---------
    End of year                                                     $    (527)     $  (6,651)
                                                                    =========      =========

See accompanying notes.

                        Columbus Life Insurance Company

                 Notes to Statutory-Basis Financial Statements

                           December 31, 2002 and 2001

1. Organization and Nature of Business

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 46 states and the District of Columbia. Approximately 48% of the gross premiums and annuity considerations for the Company were derived from Ohio, California, Michigan, Florida, Indiana and New Jersey.

2. Significant Accounting Policies

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

o Certain assets are excluded from the statements of admitted assets, liabilities and capital and surplus as "non-admitted assets" (principally furniture and equipment) for statutory reporting purposes.

o Fixed securities (including preferred stocks) are carried at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating.

o Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

                        Columbus Life Insurance Company

2. Significant Accounting Policies (continued)

o The accounts and operations of the Company's subsidiaries are not consolidated with accounts and operations of the Company as would be required by GAAP.

o The costs of acquiring and renewing new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by a NAIC prescribed formula and is reported as a liability; AVR is not recognized under GAAP.

o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

o Policyholder dividends are recognized when declared rather than over the term of the related policies.

o Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

                        Columbus Life Insurance Company

2. Significant Accounting Policies (continued)

See Note 10 for a reconciliation of the Company's surplus and net income from statutory to GAAP.

Effective January 1, 2001, the NAIC revised the Accounting Practices and Procedures Manual in a process referred to as codification. The Department has adopted the provisions of the revised manual. The Company recorded, directly to surplus, a cumulative effect of the changes in accounting principles of $47,709,000. Included in the adjustment is an increase in surplus of approximately $49,648,000 related to the impact of recognizing a net admitted deferred tax asset.

Other significant accounting practices are as follows:

Revenues and Expenses

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity and risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Commissions and other costs of acquiring the policies are charged to expense when incurred.

Valuation of Investments

Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, at cost and all other stocks at market value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective adjustment method. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The Company has not elected to use book value as of January 1, 1994 as the cost for applying the retrospective method of adjustment to securities purchased prior to the date.

The Company's subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

                        Columbus Life Insurance Company

2. Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less allowance for impairment.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

Joint ventures and partnerships are carried at the Company's interest in the underlying GAAP equity of the joint venture or partnership. The carrying value shown in the balance sheet under "other invested assets" approximates the fair value. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when declared.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of bonds, stocks, mortgage loans, real estate, and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the remaining life of the investments sold. The net gain (loss) deferred as a result of recording the interest maintenance reserve was $5,498,000 and $3,001,000, which is net of federal income tax expense (benefit) of $2,961,000 and $1,610,000 in 2002 and 2001, respectively.

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for other than temporary declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not other than temporary, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

Policy Reserves

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                        Columbus Life Insurance Company

2. Significant Accounting Policies (continued)


                                                          Percentage of Reserves
                                                          ----------------------
                                                             2002        2001
                                                          ----------------------
Life insurance:
  1941 Commissioners Standard Ordinary, 2-1/2% - 3%           3.1%        3.2%
  1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%      21.6        22.3
  1980 Commissioners Standard Ordinary, 4% - 5%              44.6        43.9
Annuities:
  Various, 2-1/2% - 7-1/2%                                   28.8        28.6
Supplemental benefits:
  Various, 2-1/2% - 7-1/2%                                    1.2         1.2
Other, 2% - 5-1/2%                                            0.7         0.8
                                                            -----------------
                                                            100.0%      100.0%
                                                            =================

The Company records a liability for other contract deposit funds using the fund value method.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interests rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating period.

As of December 31, 2002, reserves of $19,616,000 are recorded on inforce amounts of ($1,481,485,000) for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

In 2002, the Company changed its valuation method for calculated reserves for certain universal life and whole life product lines. The impact of this change, a $20,100,000 benefit, was recorded directly to surplus for the year ending December 31, 2002.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

                        Columbus Life Insurance Company

2. Significant Accounting Policies (continued)

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policyholders' Dividends

The amount of policyholders' dividends to be paid is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

At December 31, 2002, participating policies represent approximately 14% ($1,459,649,000) of directly written life insurance in force, net of amounts ceded.

Policy and Contract Claims

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002 and 2001. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency.

Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Borrowed Money

The Company has entered into several dollar-roll reverse repurchase agreements in 2002. The transactions have been reflected as financing transactions requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's portfolios are approximately $38,251,000 of mortgage-backed securities, which are currently subject to the reverse repurchase agreements.

Separate Account

The Company maintains a separate account, which holds assets related to the Company's variable universal life products. The assets of the separate account consist primarily of mutual funds, which are recorded at market value.

                        Columbus Life Insurance Company

2. Significant Accounting Policies (continued)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Cash, Cash Equivalents and Short-term Investments

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Federal Income Taxes

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. It will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassification

Certain 2001 amounts have been reclassified to conform to the 2002 presentation.

Restatement

On November 26, 2002, the Company dissolved its two non-life subsidiaries, CLIC Company I and CLIC Company II. All assets and liabilities, including bonds, common and preferred

                         Columbus Life Insurance Company

2. Significant Accounting Policies (continued)

stocks, were transferred from the subsidiary to the parent at a value of $54,001,000. The 2001 balances have been restated to reflect this transaction as of January 1, 2001. The Company's 2001 net income decreased $4,200,000 after the restatement. Surplus was not impacted by the restatement.

3. Debt and Equity Securities

Fair values for fixed maturity securities (including redeemable preferred stock) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities are based on quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on value of issue of comparable yield and quality.

                                                                    2002
                                          ----------------------------------------------------------
                                           Amortized      Unrealized     Unrealized   Estimated Fair
                                             Cost           Gains          Losses         Value
                                          ----------------------------------------------------------
                                                               (in thousands)
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies               $   13,320       $  1,133       $    --       $   14,453

Debt securities issued by states of
  the U.S. and political
  subdivisions of the states                   7,295            290            --            7,585

Corporate securities                       1,160,091         82,682        31,508        1,211,265
Mortgage-backed securities                   390,088         22,684           200          412,572
Foreign government securities                    250             --            --              250
                                          --------------------------------------------------------
Total                                     $1,571,044       $106,789       $31,708       $1,646,125
                                          ========================================================

                        Columbus Life Insurance Company

3. Debt and Equity Securities (continued)

                                                                    2001
                                          ----------------------------------------------------------
                                           Amortized      Unrealized     Unrealized   Estimated Fair
                                             Cost           Gains          Losses         Value
                                          ----------------------------------------------------------
                                                               (in thousands)
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies               $    4,869       $    420       $    --       $    5,289

Debt securities issued by states of
  the U.S. and political
  subdivisions of the states                   9,760            375            --           10,135
Corporate securities                       1,117,988         45,700        13,935        1,149,753
Mortgage-backed
  securities                                 349,490         11,966           312          361,144
Foreign government
  securities                                     251             --             7              244
                                          --------------------------------------------------------
Total                                     $1,482,358       $ 58,461       $14,254       $1,526,565
                                          ========================================================

The amortized cost and estimated fair value of debt securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Amortized     Estimated
                                                     Cost       Fair Value
                                                  ------------------------
                                                       (in thousands)

      Due in one year or less                     $   50,743    $   51,434
      Due after one year through five years          296,909       312,940
      Due after five years through ten years         282,166       291,624
      Due after ten years                            551,138       577,555
      Mortgage-backed securities                     390,088       412,572
                                                  ------------------------
      Total                                       $1,571,044    $1,646,125
                                                  ========================

Proceeds from sales of investments in debt securities during 2002 and 2001 were $297,262,000 and $459,773,000, respectively. Gross gains of $8,489,000 and
$6,945,000 and gross losses of $1,586,000 and $2,119,000 were realized on those sales in 2002 and 2001, respectively.

                        Columbus Life Insurance Company

3. Debt and Equity Securities (continued)

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                                                   2002
                            ---------------------------------------------------
                            Amortized     Unrealized    Unrealized     Estimated
                              Cost          Gains        Losses       Fair Value
                            ---------------------------------------------------
                                              (in thousands)

Preferred stocks            $ 29,447       $ 1,453       $    42       $ 30,858
                            --------       -------       -------       --------

Common stock                $ 95,452       $ 7,835       $26,963       $ 76,324
Subsidiaries                  13,119                       8,238          4,881
                            --------       -------       -------       --------
Total common stock          $108,571       $ 7,835       $35,201       $ 81,205
                            ========       =======       =======       ========

                                                   2001
                            ---------------------------------------------------
                            Amortized     Unrealized    Unrealized     Estimated
                              Cost          Gains        Losses       Fair Value
                            ---------------------------------------------------
                                              (in thousands)

Preferred stocks            $ 30,539       $   521       $   277       $ 30,783
                            --------       -------       -------       --------

Common stock                $159,867       $29,273       $20,775       $168,365
Subsidiaries                  13,119                       8,159          4,960
                            --------       -------       -------       --------
Total common stock          $172,986       $29,273       $28,934       $173,325
                            ========       =======       =======       ========

Proceeds from sales of investments in equity securities during 2002 and 2001 were $42,341,000 and $64,306,000, respectively. Gross gains of $6,306,000 and $13,117,000 and gross losses of $14,452,000 and $8,539,000 were realized on these sales in 2002 and 2001, respectively.

4. Fair Value of Financial Instruments

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

                        Columbus Life Insurance Company

4. Fair Value of Financial Instruments (continued)

The fair values of mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $145,213,000 and $160,205,000, and $157,174,000 and $163,389,000 at
December 31, 2002 and 2001, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $73,929,000 and $73,571,000 at December 31, 2002 and 2001, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $1,287,437,000 and $1,222,378,000, and $1,202,214,000 and $1,183,136,000 for 2002 and 2001,
respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5. Concentrations of Credit Risk

At December 31, 2002, the Company held unrated or less-than-investment grade corporate bonds with a book value of $194,577,000, with an aggregate fair value of $176,816,000. Those holdings amounted to 12.39% of the Company's investments in bonds and less than 9.05% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2002, 37.95% of such mortgages ($55,110,000) involved properties located in Florida and Ohio. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $14,410,000.

At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2002, the Company held no mortgages with interest overdue beyond one year.

                        Columbus Life Insurance Company

5. Concentrations of Credit Risk (continued)

The Company reduced interest on one loan by 2%. The carrying value was 1,528,000. At December 31, 2002, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. At December 31, 2002, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions that may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6. Related Party Transactions

The Company is party to a service agreement with Western and Southern for the performance of certain legal services, investment advisory and data processing functions. The Company paid $8,723,000 and $9,288,000 in 2002 and 2001, respectively, for these services.

The Company has entered into an agreement (the "agreement") with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of, Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern. The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company's balance sheets for policies and contracts included under the Agreement are:

                                                          December 31
                                                       2002         2001
                                                     ---------------------
                                                         (in thousands)

      Life and annuity reserves                      $824,873     $815,289
      Accident and health reserves                      9,289        9,888

                        Columbus Life Insurance Company

6. Related Party Transactions (continued)

The Company participates in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in "Other Assets" on the Balance Sheets, were $59,432,000 and $50,305,000 at December 31, 2002 and 2001,
respectively.

7. Federal Income Taxes

The Company is included in the consolidated return for Western and Southern. As of December 31, 2002, the Company had a receivable from Western and Southern in the amount of $1,827,000, and as of December 31, 2001, the Company had a payable to Western and Southern in the amount of $3,813,000, related to federal income taxes.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $10,348,000 and $14,872,000 from 2002 and 2001, respectively.

The components of the net deferred tax asset/(liability) at December 31 are as follows:

                                                       2002         2001
                                                     ---------------------
                                                         (in thousands)

Gross deferred tax assets                            $ 81,237     $ 65,150
Gross deferred tax liabilities                          5,615        7,036
Deferred tax assets nonadmitted                        14,313       14,931
Increase (decrease) in deferred tax
  assets nonadmitted                                     (618)      10,193

Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                       2002         2001
                                                     ---------------------
                                                         (in thousands)

Current year expense                                 $ 11,837     $ 13,907
Tax credits                                              (627)        (898)
Prior year under (over) accrual                         2,632         (268)
                                                     ---------------------
Current income taxes incurred                        $ 13,842     $ 12,741
                                                     =====================

                        Columbus Life Insurance Company

7. Federal Income Taxes (continued)

The main components of the 2002 deferred tax amounts are as follows (in thousands):

                                      Statutory          Tax                      Tax
                                        Basis           Basis      Difference    Effect
                                    ---------------------------------------------------
Deferred tax assets:
Reserves                            $ 1,736,540     $ 1,629,548     $106,992    $37,447
Deferred Acquisition costs                   --          50,936       50,936     17,828
Stocks/bonds                          1,660,847       1,715,721       54,875     19,116
Joint ventures                           71,619          78,109        6,490      2,272
Other                                    (8,670)        (21,482)      12,812      4,574
                                    ---------------------------------------------------
Gross deferred tax assets             3,460,336       3,452,832      232,105     81,237

Deferred tax assets nonadmitted                                                  14,313

Deferred tax liabilities:
Stocks/bonds                             20,850           4,808       16,042      5,615
                                    ---------------------------------------------------
Total deferred tax liabilities           20,850           4,808       16,042      5,615
                                    ---------------------------------------------------
Net admitted deferred tax assets    $ 3,439,486     $ 3,448,024     $216,063    $61,309
                                    ===================================================

Changes in the deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:

                                                           2002           2001
                                                        -----------------------
                                                             (in thousands)
Deferred tax assets resulting from book/tax
  differences in:
Reserves                                                $ (6,402)      $   (415)
Deferred acquisition costs                                 3,954         (3,697)
Stocks/bonds                                              19,206
Joint ventures                                             2,272
Other                                                     (2,943)         4,890
                                                        -----------------------
Total change in deferred tax assets                     $ 16,087       $    778
                                                        =======================
Deferred tax assets nonadmitted                             (618)        10,193

Deferred Tax Liabilities resulting from
  book/tax differences in:
Stocks/bonds                                              (1,092)        (3,277)
Other                                                       (329)           329
                                                        -----------------------
Total change in deferred tax liabilities                $ (1,421)      $ (2,948)
                                                        =======================

                        Columbus Life Insurance Company

7. Federal Income Taxes (continued)

The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Gain from Operations Before Federal Income Tax Expense and Net Realized Capital Gains. The significant differences for the year ended December 31, are as follows:

                                              2002                      2001
                                     -----------------------------------------------
                                                    Tax                        Tax
                                      Amount       Effect       Amount        Effect
                                     -----------------------------------------------
                                                      (in thousands)
Income before taxes                  $  8,443     $  2,955     $ 42,657     $ 14,930
Book vs. tax capital gains/losses      26,462        9,262
Book over tax reserves                  2,252          788        5,855        2,049
Net DAC adjustment                      1,879          658          637          223
Depreciation                              (43)         (15)         (37)         (13)
Accrued market discount                (6,076)      (2,127)      (3,911)      (1,369)
Tax exempt interest                        28           10          (74)         (26)
Dividend received deduction              (710)        (248)      (1,929)        (675)
Accrued dividends                       5,867        2,053       (5,896)      (2,063)
Other                                  (4,282)      (1,499)       2,433          851
                                     -----------------------------------------------
Taxable income                       $ 33,820     $ 11,837     $ 39,735     $ 13,907
                                     ===============================================

8. Dividend Restrictions

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2003, the Company has $28,515,000 available for payment of dividends to Western and Southern based on a surplus of $285,147,000 at December 31, 2002. Earned surplus at December 31, 2002 was $233,547,000.

On April 26, 2002, the Company paid a dividend of $29,855,000 to Western and Southern. On December 26, 2002, the Company obtained state approval and paid another dividend of $34,994,000 to Western and Southern. The Company's remaining surplus was substantially in excess of amounts required to be held by regulatory agencies.

9. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising in the ordinary course of the Company business. The Company believes the resolution of these actions will not have a material effect on the Company's financial position.

                        Columbus Life Insurance Company

9. Commitments and Contingencies (continued)

At December 31, 2002, the Company does not have any material lease agreements for office space or equipment.

10. Regulatory Matters

A reconciliation of SAP (statutory accounting principles) surplus and GAAP surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:

                                                           2002          2001
                                                        -----------------------
                                                             (in thousands)
SAP surplus                                             $ 285,147     $ 337,245
Deferred policy acquisition costs                         124,163       131,291
Policy reserves                                           (59,430)      (24,172)
Asset valuation and interest maintenance reserves          15,974        33,849
Income taxes                                              (28,268)      (40,236)
Net unrealized loss on available-for-sale
  securities                                               76,493        47,633
Other, net                                                 12,965        27,287
                                                        -----------------------
GAAP surplus                                            $ 427,044     $ 512,897
                                                        =======================

                                                           2002          2001
                                                        -----------------------
                                                             (in thousands)
SAP net (loss) income                                   $ (10,897)    $  20,915
Deferred policy acquisition costs                           5,978           593
Policy reserves                                              (826)       (2,466)
Income taxes                                               16,683         5,488
Interest maintenance reserve                                2,561           122
Other, net                                                (18,140)       (5,143)
                                                        -----------------------
GAAP net (loss) income                                  $  (4,641)    $  19,509
                                                        =======================

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2002 and 2001, the Company exceeded the minimum risk-based capital standards.

                        Columbus Life Insurance Company

10. Regulatory Matters (continued)

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

11. Annuity Reserves

At December 31, 2002, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                              Amount     Percent
                                                             -------------------
                                                               (in thousands)
Subject to discretionary withdrawal:
  With market value adjustment                               $  1,237      0.3%
  At book value less current surrender charge of
    5% or more                                                 59,249     11.0%
  Subject to discretionary withdrawal (without
    adjustment) at book value with minimal or no
    charge or adjustment                                      457,195     85.1%
Not subject to discretionary withdrawal                        19,534      3.6%
                                                             -----------------
Total annuity reserves and deposit fund liabilities
  before reinsurance                                         $537,215    100.0%
                                                             =================

The annuity reserves and deposit fund liabilities are included in "Policy reserves" in the balance sheets.

12. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                              2002         2001
                                                            --------------------
                                                               (in thousands)
Premiums                                                    $11,941      $12,132
Benefits paid or provided                                     4,357       10,161
Policy and contract liabilities, at year end                 20,031        9,937

                        Columbus Life Insurance Company

12. Reinsurance (continued)

At December 31, 2002 the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2002, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The net amount of reduction to capital and surplus at December 31, 2002 if all reinsurance agreements were cancelled is $0.

In 2002 and 2001, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

13. Separate Accounts

Separate accounts held by the Company represent funds, which are administered for variable universal life contracts. The assets consist of mutual funds. The assets are carried at market value.

The separate account assets do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2002 is as follows:

                                                             Nonindexed
                                                             Guarantee      Nonguaranteed
                                                             Less than/        Separate
                                                             equal to 4%       Accounts
                                                           -------------------------------
                                                           (in thousands)   (in thousands)
Premiums, deposits and other considerations for the year
  Ended December 31, 2002                                      $1,278           $10,577
                                                               ========================

Reserves for separate accounts as of December 31, 2002
  (all subject to discretionary withdrawal)                    $1,236           $10,650
                                                               ========================

                        Columbus Life Insurance Company

13. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                       2002
                                                                    ----------
                                                                       (in
                                                                    thousands)

      Transfers as reported in the statements of operations
        of the separate accounts statement:
          Transfers to separate accounts                            $ 11,845
          Transfers from separate accounts                             2,903
                                                                    --------
      Net transfers from separate accounts                             8,942

      Reconciling Adjustments:
        Other account adjustments                                        (22)
                                                                    --------
      Net transfers as reported in the statements of operations     $  8,920
                                                                    ========

14. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2002, were as follows:

                                                     Gross          Net of
                                                                    Loading
                                                    -----------------------
                                                        (in thousands)

      Ordinary new business                         $   86          $   35
      Ordinary renewal                               6,054           6,552
                                                    ----------------------

      Total                                          6,140          $6,587
                                                    ======================

                                     PART C

                                OTHER INFORMATION

ITEM 27. -- EXHIBITS

          (a) Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account (1)

          (b)  Not applicable

          (c)  (1)  (i)  Distributor Agreement between the Columbus Life
                         Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc. (2)

                    (ii) Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (9)

                    (iii) Supplemental Addendum to Schedule A of Distributor
                         Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies. (9)

          (2)       (i)  Form of General Agency Agreement by and between
                         Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (3)

                    (ii) Commission Schedule to Form of General Agency Agreement
                         by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (9)

                    (iii) Form of Broker-Dealer Sales Agreement by and between
                         Touchstone Securities, Inc., Columbus Life Insurance Company and a broker-dealer (9)

         (d)   (1)  Form of Survivorship Variable Universal Life Insurance
                    Policy issued by Columbus Life Insurance Company (8)

               (2)  Form of Accelerated Death Benefit Rider (3)

               (3)  Form of Other Insured Rider (9)

               (4)  Form of Accelerated Death Benefit Plus Rider (3)

               (5)  Form of Extended Coverage Benefit Rider (9)

               (6)  Form of Extended No-Lapse Guarantee Rider (9)

               (7)  Form of Last Survivor Additional Life Rider (9)

               (8)  Form of Estate Protection Rider (9)

               (9)  Form of Estate Tax Repeal Rider (9)

         (e)  (1)  Form of Columbus Life Insurance Company Application for Life
                    Insurance (3)

               (2) Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life (3)

               (3) Alternative form of Columbus Life Insurance Company Application for Life Insurance (9)

         (f)  (1)   (i)  Certificate of Incorporation of the Columbus Life
                         Insurance Company (5)

                    (ii) Certificate of Amendment of Articles of Incorporation
                         of Columbus Life Insurance Company (5)

               (2)  Code of Regulations of the Columbus Life Insurance Company
                    (5)

          (g)  Not applicable.

         (h)   (1)  (i)  Fund Participation Agreement between Columbus Life
                         Insurance Company and Touchstone Variable Series Trust
                         (5)

                    (ii) Amended Exhibit B to the Fund Participation Agreement
                         between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

                    (iii) Amendment to Fund Participation Agreement between
                         Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

                    (iv) Amended Exhibit A to the Fund Participation Agreement
                         between Columbus Life Insurance Company and Touchstone Variable Series Trust (9)

                    (v) Amended Exhibits A and B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (filed herewith)

                    (vi) Service Fee Agreement between Touchstone Advisors, Inc.
                         and Columbus Life Insurance Company (filed herewith)

               (2)  (i)  Fund Participation Agreement by and between Deutsche
                         Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

                    (ii) Amendment No.1 to the Fund Participation Agreement by
                         and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

                    (iii) Amendment No. 2 to the Fund Participation Agreement by
                         and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (6)

               (3)  (i)  Administrative Services letter between Bankers Trust
                         Company and Columbus Life Insurance Company (3)

                    (ii) Amendment No.1 to the Administrative Services letter
                         between Bankers Trust Company and Columbus Life Insurance Company (3)

                    (iii) Amendment No. 2 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (6)

               (4)  (i)  Janus Aspen Series Fund Participation Agreement
                         (Service Shares) between Janus Aspen Series and Columbus Life Insurance Company (3)

                    (ii) Amendment No. 1 to Fund Participation Agreement between
                         Janus Aspen Series and Columbus Life Insurance Company
                         (7)

                    (iii) Amendment No. 2 to Fund Participation Agreement
                         between Janus Aspen Series and Columbus Life Insurance Company (9)

               (5) Distribution and Shareholder Services Agreement, Service Shares of Janus Aspen Series (for Insurance Companies), by and between Janus Distributors, Inc. and Columbus Life Insurance Company (3)

               (6)  (i)  Amended and Restated Participation Agreement among MFS
                         Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company
                         (3)

                    (ii) Amendment No. 1 to Amended and Restated Participation
                         Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (9)

                    (iii) Administrative Services Agreement between
                         Massachusetts Financial Services Company,
                         Western-Southern Life Assurance Company, and Columbus Life Insurance Company (3)

               (7) Participation Agreement among The Legends Fund, Inc., Touchstone Securities, Inc. and Columbus Life Insurance Company (3)

               (8)  (i)  Participation Agreement Among Variable Insurance
                         Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

                    (ii) Amendment No. 1 to Participation Agreement Among
                         Variable Insurance Products Funds, Fidelity
                         Distributors Corporation and Columbus Life Insurance Company (9)

                    (iii) Service Agreement between Fidelity Investments
                         Institutional Operations Company, Inc. and Columbus Life Insurance Company (3)

                    (iv) Service Contract between Fidelity Distributors
                         Corporation and Columbus Life Insurance Company (3)

                    (v) Sub-license Agreement by and between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

               (9)  (i)  Participation Agreement among Oppenheimer Variable
                         Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

                    (ii) Amendment No. 1 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

                    (iii) Participation Agreement among Panorama Series Fund,
                         Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

                    (iv) Amendment No. 1 to Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

                    (v) Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

                    (vi) Amendment No. 1 to Letter Agreement between
                         OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

                    (vii) Amendment to Letter Agreement between
                         OppenheimerFunds, Inc. and Columbus Life Insurance Company (10)

             (10)   (i)  Participation Agreement by and among AIM Variable
                         Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (5)

                    (ii) Agreement with respect to Trademarks and Fund Names
                         between AIM Management Group Inc. and Columbus Life Insurance Company (5)

                    (iii) Administrative Services Agreement between Columbus
                         Life Insurance Company and AIM Advisors, Inc. (5)

                    (iv) Amendment to Participation Agreement by and among AIM
                         Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (filed herewith)

                    (v) Form of Distribution Agreement between Touchstone Securities, Inc. and A I M Distributors, Inc. (11)

             (11)   (i)  Form of Participation Agreement between Columbus Life
                         Insurance Company and J.P. Morgan Series Trust II (11)

                    (ii) Form of Service Agreement between Columbus Life
                         Insurance Company and JPMorgan Chase Bank (11)

             (12) Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Columbus Life Insurance Company, and Touchstone Securities, Inc. (11)

             (13)   (i)  Form of Participation Agreement between Columbus Life
                         Insurance Company, Scudder Variable Series I, Scudder Distributors, Inc., and Deutsche Investment Management Americas Inc. (11)

                    (ii) Form of Service Agreement between Deutsche Investment
                         Management Americas Inc. and Columbus Life Insurance Company (filed herewith)

             (14) Form of Participation Agreement Putnam Variable Trust, Putnam Retail Management, Inc., and Columbus Life Insurance Company (filed herewith)

             (15)   (i)  Form of Participation Agreement between Columbus Life
                         Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc., and Van Kampen Asset Management Inc. (11)

                    (ii) Form of Service Agreement between Van Kampen Funds Inc.
                         and Columbus Life Insurance Company (11)

             (16)   (i)  Form of Participation Agreement between Columbus Life
                         Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc. (11)

                    (ii) Form of Service Agreement between Morgan Stanley & Co.
                         Incorporated and Columbus Life Insurance Company (11)

                    (iii) Form of Service Agreement between Morgan Stanley
                         Investment Management Inc. and Columbus Life Insurance Company (filed herewith)

          (i)  Not applicable.

          (j)  Not applicable.

          (k)  Opinion and Consent of Counsel (10)

          (l)  Not applicable.

          (m)  Not applicable.

          (n)  (1) Consent of Ernst & Young LLP (filed herewith)

               (2)  Powers of Attorney (10)

          (o) Not applicable.

          (p)  Not applicable.

          (q) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Survivorship Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (10)

         --------------------------------------------------------------
(1) Incorporated by reference to the Registration Statement on Form S-6, File No. 333-78489, filed May 14, 1999.
(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed May 1, 2000.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-47940, filed February 7, 2001.
(4) Incorporated by reference to the Registration Statement, File No. 333-47940, filed October 13, 2000.
(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed August 19, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed on April 26, 2001.
(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-47940, filed April 26, 2001.
(8) Incorporated by reference to the Registration Statement on Form S-6, File No. 333-73390, filed November 15, 2001.
(9) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-73390, filed January 28, 2002.
(10) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-73390, filed April 30, 2002.
(11) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, File No. 333-73390, filed February 18, 2003.

ITEM 28. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

Directors of Columbus Life

Columbus Life is managed by its Board of Directors, 3 of whom are also officers of Columbus Life or WSLIC. Each Director's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted. The following persons serve as directors of Columbus Life:

     Name                            Principal Occupation (Past 5 years)
     ----                            ------------------------------------

     William J. Williams             Former Chairman of the Board of Columbus
                                     Life (1989-2002); Former Chairman of the
                                     Board of WSLIC and Western-Southern
                                     Life Assurance Company (WSLAC) 1989-2002.

     John F. Barrett                 Chairman of the Board of Columbus Life
                                     since 2002; Vice-Chairman of the Board of Columbus Life 1987-2002; Chief Executive
                                     Officer of WSLIC and WSLAC since 1994;
                                     President of WSLIC and WSLAC since 1989.

     Lawrence L. Grypp               President and Chief Executive Officer of
                                     Columbus Life since 1999; President and
                                     Chief Executive Officer of Summit Financial
                                     Resources, Inc. 1998-1999.

     James N. Clark                  Executive Vice President and Secretary of
                                     WSLIC and WSLAC since 1997.

     Paul H. Amato                   Former President and Chief Executive
                                     Officer of Columbus Life. 6216 Whileaway
                                     Drive, Loveland, Ohio 45140.

Officers of Columbus Life (other than directors)

The senior officers of Columbus Life, other than the directors named above, and the officers responsible for the variable life operations are described below. Each officer's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted.

Name                            Principal Occupation (Past 5 years)
----                            ------------------------------------

Clint D. Gibler                 Senior Vice President and Chief Information
                                Officer of Columbus Life, WSLIC and WSLAC since
                                2000; Vice President of Technology of Columbus
                                Life, WSLIC and WSLAC 1996-2000.

Noreen J. Hayes                 Senior Vice President since 2002.

Edward S. Heenan                Senior Vice President of Columbus Life, WSLIC
                                and WSLAC since 2002; Vice President of Columbus
                                Life, WSLIC and WSLAC 1987-2002; Comptroller of
                                Columbus Life, WSLIC and WSLAC 1987-2001.

Nora E. Moushey                 Senior Vice President and Chief Actuary of
                                Columbus Life, WSLIC and WSLAC since 1998.

James M. Teeters                Senior Vice President, Administration of
                                Columbus Life since 1991; Senior Vice President,
                                Administration of WSLIC and WSLAC since 1998.

Robert L. Walker                Senior Vice President and Chief Financial
                                Officer of Columbus Life, WSLIC and WSLAC since
                                1998; Chief Financial Officer of National Data
                                Corporation 1997-1998.

Mark A. Wilkerson               Senior Vice President and Chief Marketing
                                Officer of Columbus Life since 1990.

Donald J. Wuebbling             Senior Vice President and Secretary of Columbus
                                Life since 2002; Vice President and Secretary of
                                Columbus Life 1987-2002; Senior Vice President and General Counsel of WSLIC and WSLAC since
                                1999; Vice President and General Counsel of
                                WSLIC and WSLAC 1988-1999.

Thomas D. Holdridge             Vice President of Columbus Life since 1980; Vice
                                President of WSLIC and WSLAC since 2001.

Bradley J. Hunkler              Vice President and Comptroller of Columbus Life,
                                WSLIC and WSLAC since 2001.

William F. Ledwin               Vice President of Chief Investment Officer of
                                Columbus Life since 1987; Senior Vice President and Chief Investment Officer of WSLIC and WSLAC since 1989; President of Fort Washington
                                Investment Advisors, Inc. since 1990.

Mario J. San Marco              Vice President of Columbus Life since 1992; Vice
                                President of WSLIC and WSLAC since 1988.

Donna N. Schenk                 Vice President of Columbus Life since 2000;
                                Assistant Vice President, Agency Administration of Columbus Life 1997 - 2000.

James J. Vance                  Vice President and Treasurer of Columbus Life,
                                WSLIC and WSLAC since 1999; Treasurer of
                                Columbus Life, WSLIC and WSLAC 1997-1999.

Charles W. Wood, Jr.            Vice President of Sales and Marketing of
                                Columbus Life since 1999; Vice President of
                                Marketing Support of Columbus Life 1998-1999.

ITEM 29. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group");
Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by
WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS;
development, marketing and support of software systems.

IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS;
registered investment adviser.

IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

IFS Agency, Inc.; Texas corporation; 100% owned by an individual;
general insurance agency.

IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS
Holdings; securities broker-dealer.

Seasons Congregate Living LLC; Ohio corporation; 100% owned by WSLIC; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital  Analysts  Agency,  Inc.;  Ohio  corporation;   99%  owned  by
Capital  Analysts  Incorporated,   1%  owned  by  William  F.  Ledwin;
general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, Inc.; Ohio corporation; 100% owned by WSLIC;
ownership, development and management of real estate.

ServerVault Corp.; Delaware corporation; 50% owned by WSLIC;
technology services company

WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation;
100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

ITEM 30. The Code of Regulations of Columbus Life Insurance Company provides in
Article VI that:

                                   ARTICLE VI

                          Indemnification and Insurance

         Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

         Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

         Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. -- PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, VUL and Ten, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust , Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, and The Legends Fund, Inc. each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name                                           Position/Office with Touchstone
                                               Securities

James N. Clark
Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                               Director, President and
221 East Fourth Street, Suite 300              Chief Executive Officer
Cincinnati, Ohio 45202

Edward S. Heenan                               Director and
Controller
400 Broadway
Cincinnati, Ohio 45202

William F. Ledwin
Director
400 Broadway
Cincinnati, Ohio 45202

Donald J. Wuebbling
Director
400 Broadway
Cincinnati, Ohio 45202

Richard K. Taulbee                             Vice
President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                                 Vice President
and Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                           Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Don W. Cummings                                Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202

Robert F. Morand
Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                             Chief
Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Elaine M. Reuss                                Assistant
Treasurer
400 Broadway
Cincinnati, Ohio  45202

Joseph Vap                                     Assistant
Treasurer
515 West Market Street, 8th Floor
Louisville, KY  40202

Mark Murphy                                    Assistant Vice
President
515 West Market Street, 8th Floor

Louisville, KY  40202

David L. Anders                                Assistant Vice
President

Laurel S. Durham                               Assistant Vice
President

Lisa C. Heffly                                 Assistant Vice
President

Patricia L. Tackett                            Assistant Vice
President

(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12-month period ended December 31, 2002.

Net Underwriting Discounts  Compensation on  Brokerage Commissions  Compensation
and Commissions             Redemptions

$ 0                            $ -0-            $ -0-                  $ -0-


ITEM 32. -- LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 East Fourth Street, Cincinnati, Ohio 45202.

ITEM 33. -- MANAGEMENT SERVICES
Not Applicable.

ITEM 34. -- FEE REPRESENTATION

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 25th day of April, 2003.

         COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

         By: COLUMBUS LIFE INSURANCE COMPANY


         By: /s/ Lawrence L. Grypp

         ---------------------------
         Lawrence L. Grypp
         President and Chief Executive Officer

         COLUMBUS LIFE INSURANCE COMPANY


         By: /s/ Lawrence L. Grypp

         ---------------------------
         Lawrence L. Grypp
         President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Principal Executive Officer:

         /s/ Lawrence L. Grypp

         ----------------------
         Lawrence L. Grypp

         President and Chief Executive Officer       April 25, 2003



         Principal Accounting and Financial Officer:

         /s/ Robert L. Walker
                                                     April 25, 2003
         --------------------------
         Robert L. Walker
         Chief Financial Officer


         Directors:                                  By: /s/ Lawrence L. Grypp
         William J. Williams*
                                                     --------------------------
         John H. Barrett*                            Lawrence L. Grypp
         Paul H. Amato*                              individually and as
         James N. Clark*                             attorney in fact*
         Lawrence L. Grypp                           for each Director
                                                     April 25, 2003

EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION
-----------       ------------


(h)(1)(v) Amended Exhibits A and B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust

(h)(1)(vi) Service Fee Agreement between Touchstone Advisors, Inc. and Columbus Life Insurance Company

(h)(10)(iv) Amendment to Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc.

(h)(13)(ii) Form of Service Agreement between Deutsche Investment Management Americas Inc. and Columbus Life Insurance Company

(h)(14) Form of Participation Agreement Putnam Variable Trust, Putnam Retail Management, Inc., and Columbus Life Insurance Company

(h)(16)(iii)      Form of Service Agreement between Morgan Stanley Investment
                  Management Inc. and Columbus Life Insurance Company

(n)(1)            Consent of Ernst & Young LLP